                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: December 31, 2006
                          ------------------------

Item 1. Reports to Stockholders

                              ANCHOR SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                               DECEMBER 31, 2006

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   16
                        Growth and Income Portfolio.................................   30
                        Growth Portfolio............................................   34
                        Capital Appreciation Portfolio..............................   38
                        Natural Resources Portfolio.................................   42
                        Multi-Asset Portfolio.......................................   44
                        Strategic Multi-Asset Portfolio.............................   51
                        Statement of Assets and Liabilities.........................   62
                        Statement of Operations.....................................   64
                        Statement of Changes in Net Assets..........................   66
                        Notes to Financial Statements...............................   70
                        Financial Highlights........................................   83
                        Report of Independent Registered Public Accounting Firm.....   87
                        Annual Approval of the Advisory Agreement and Sub-Advisory
                          Agreements................................................   88
                        Trustees and Officers Information...........................   92
                        Shareholders Tax Information................................   94
                        Comparisons: Portfolios vs. Indexes.........................   95

---------------------

               DEAR ANCHOR SERIES TRUST INVESTOR:

                 We are pleased to present our annual report for the Anchor
               Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                 The following report contains the investment portfolio
               information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2006. The report may also contain information on portfolios not currently available in your variable contract.

                 We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                 Thank you for the confidence you place in us with your
               financial future, and we look forward to reporting to you once again in six months.

               Sincerely,

               /s/ JAY S. WINTROB

               Jay Wintrob
               Chief Executive Officer
               AIG SunAmerica Life Assurance Company
               First SunAmerica Life Insurance Company

               February 9, 2007

               ---------------------------------

               Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                            DECEMBER 31, 2006
                                                                     (UNAUDITED)

    DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

    As a shareholder of a Portfolio in the Anchor Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2006 and held until December 31, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with Investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

    ACTUAL EXPENSES

    The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2006" column and the "Expense Ratio as of December 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2006" column and the "Expense Ratio as of December 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

ANCHOR SERIES TRUST
EXPENSE EXAMPLE -- (CONTINUED)                                 DECEMBER 31, 2006
                                                                     (UNAUDITED)

                                                       ACTUAL                                        HYPOTHETICAL
                                ----------------------------------------------------   ----------------------------------------
                                                    ENDING ACCOUNT    EXPENSES PAID                        ENDING ACCOUNT VALUE
                                                      VALUE USING     DURING THE SIX                       USING A HYPOTHETICAL
                                BEGINNING ACCOUNT    ACTUAL RETURN     MONTHS ENDED    BEGINNING ACCOUNT   5% ASSUMED RETURN AT
                                VALUE AT JULY 1,    AT DECEMBER 31,    DECEMBER 31,    VALUE AT JULY 1,        DECEMBER 31,
PORTFOLIO                             2006               2006             2006*              2006                  2006
-------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
  Class 1.....................      $1,000.00          $1,022.23          $4.84            $1,000.00            $1,020.42
Government and Quality Bond
  Portfolio
  Class 1.....................      $1,000.00          $1,045.82          $3.15            $1,000.00            $1,022.13
  Class 2.....................      $1,000.00          $1,044.97          $3.92            $1,000.00            $1,021.37
  Class 3.....................      $1,000.00          $1,044.75          $4.43            $1,000.00            $1,020.87
Asset Allocation Portfolio@
  Class 1.....................      $1,000.00          $1,091.94          $3.64            $1,000.00            $1,021.73
  Class 2.....................      $1,000.00          $1,091.27          $4.43            $1,000.00            $1,020.97
  Class 3.....................      $1,000.00          $1,091.14          $4.95            $1,000.00            $1,020.47
Growth and Income Portfolio@
  Class 1.....................      $1,000.00          $1,100.27          $6.09            $1,000.00            $1,019.41
Growth Portfolio@
  Class 1.....................      $1,000.00          $1,106.31          $3.88            $1,000.00            $1,021.53
  Class 2.....................      $1,000.00          $1,105.55          $4.67            $1,000.00            $1,020.77
  Class 3.....................      $1,000.00          $1,104.72          $5.20            $1,000.00            $1,020.27
Capital Appreciation
  Portfolio@
  Class 1.....................      $1,000.00          $1,088.22          $4.00            $1,000.00            $1,021.37
  Class 2.....................      $1,000.00          $1,087.59          $4.84            $1,000.00            $1,020.57
  Class 3.....................      $1,000.00          $1,087.10          $5.37            $1,000.00            $1,020.06
Natural Resources Portfolio@
  Class 1.....................      $1,000.00          $1,058.31          $4.36            $1,000.00            $1,020.97
  Class 2.....................      $1,000.00          $1,057.63          $5.13            $1,000.00            $1,020.21
  Class 3.....................      $1,000.00          $1,057.14          $5.65            $1,000.00            $1,019.71
Multi-Asset Portfolio@
  Class 1.....................      $1,000.00          $1,075.79          $6.28            $1,000.00            $1,019.16
Strategic Multi-Asset
  Portfolio@
  Class 1.....................      $1,000.00          $1,083.47          $6.56            $1,000.00            $1,018.90

                                 HYPOTHETICAL
                                --------------
                                EXPENSES PAID
                                DURING THE SIX     EXPENSE
                                 MONTHS ENDED    RATIO AS OF
                                 DECEMBER 31,    DECEMBER 31,
PORTFOLIO                           2006*           2006*
------------------------------  -----------------------------
Money Market Portfolio
  Class 1.....................      $4.84            0.95%
Government and Quality Bond
  Portfolio
  Class 1.....................      $3.11            0.61%
  Class 2.....................      $3.87            0.76%
  Class 3.....................      $4.38            0.86%
Asset Allocation Portfolio@
  Class 1.....................      $3.52            0.69%
  Class 2.....................      $4.28            0.84%
  Class 3.....................      $4.79            0.94%
Growth and Income Portfolio@
  Class 1.....................      $5.85            1.15%
Growth Portfolio@
  Class 1.....................      $3.72            0.73%
  Class 2.....................      $4.48            0.88%
  Class 3.....................      $4.99            0.98%
Capital Appreciation
  Portfolio@
  Class 1.....................      $3.87            0.76%
  Class 2.....................      $4.69            0.92%
  Class 3.....................      $5.19            1.02%
Natural Resources Portfolio@
  Class 1.....................      $4.28            0.84%
  Class 2.....................      $5.04            0.99%
  Class 3.....................      $5.55            1.09%
Multi-Asset Portfolio@
  Class 1.....................      $6.11            1.20%
Strategic Multi-Asset
  Portfolio@
  Class 1.....................      $6.36            1.25%

---------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

                                                           ---------------------

ANCHOR SERIES TRUST
EXPENSE EXAMPLE -- (CONTINUED)                                 DECEMBER 31, 2006
                                                                     (UNAUDITED)

                                                       ACTUAL                                        HYPOTHETICAL
                                ----------------------------------------------------   ----------------------------------------
                                                    ENDING ACCOUNT    EXPENSES PAID                        ENDING ACCOUNT VALUE
                                                      VALUE USING     DURING THE SIX                       USING A HYPOTHETICAL
                                BEGINNING ACCOUNT    ACTUAL RETURN     MONTHS ENDED    BEGINNING ACCOUNT   5% ASSUMED RETURN AT
                                VALUE AT JULY 1,    AT DECEMBER 31,    DECEMBER 31,    VALUE AT JULY 1,        DECEMBER 31,
PORTFOLIO                             2006               2006             2006*              2006                  2006
-------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio
  Class 1.....................      $1,000.00          $1,091.94          $3.64            $1,000.00            $1,021.73
  Class 2.....................      $1,000.00          $1,091.27          $4.43            $1,000.00            $1,020.97
  Class 3.....................      $1,000.00          $1,091.14          $4.95            $1,000.00            $1,020.47
Growth and Income Portfolio
  Class 1.....................      $1,000.00          $1,100.27          $6.09            $1,000.00            $1,019.41
Growth Portfolio
  Class 1.....................      $1,000.00          $1,106.31          $3.82            $1,000.00            $1,021.58
  Class 2.....................      $1,000.00          $1,105.55          $4.62            $1,000.00            $1,020.82
  Class 3.....................      $1,000.00          $1,104.72          $5.15            $1,000.00            $1,020.32
Capital Appreciation Portfolio
  Class 1.....................      $1,000.00          $1,088.22          $3.95            $1,000.00            $1,021.42
  Class 2.....................      $1,000.00          $1,087.59          $4.74            $1,000.00            $1,020.67
  Class 3.....................      $1,000.00          $1,087.10          $5.31            $1,000.00            $1,020.11
Natural Resources Portfolio
  Class 1.....................      $1,000.00          $1,058.31          $4.36            $1,000.00            $1,020.97
  Class 2.....................      $1,000.00          $1,057.63          $5.13            $1,000.00            $1,020.21
  Class 3.....................      $1,000.00          $1,057.14          $5.65            $1,000.00            $1,019.71
Multi-Asset Portfolio
  Class 1.....................      $1,000.00          $1,075.79          $6.28            $1,000.00            $1,019.16
Strategic Multi-Asset
  Portfolio
  Class 1.....................      $1,000.00          $1,083.47          $6.51            $1,000.00            $1,018.95

                                 HYPOTHETICAL
                                --------------
                                EXPENSES PAID
                                DURING THE SIX     EXPENSE
                                 MONTHS ENDED    RATIO AS OF
                                 DECEMBER 31,    DECEMBER 31,
PORTFOLIO                           2006*           2006*
------------------------------  -----------------------------
Asset Allocation Portfolio
  Class 1.....................      $3.52            0.69%
  Class 2.....................      $4.28            0.84%
  Class 3.....................      $4.79            0.94%
Growth and Income Portfolio
  Class 1.....................      $5.85            1.15%
Growth Portfolio
  Class 1.....................      $3.67            0.72%
  Class 2.....................      $4.43            0.87%
  Class 3.....................      $4.94            0.97%
Capital Appreciation Portfolio
  Class 1.....................      $3.82            0.75%
  Class 2.....................      $4.58            0.90%
  Class 3.....................      $5.14            1.01%
Natural Resources Portfolio
  Class 1.....................      $4.28            0.84%
  Class 2.....................      $5.04            0.99%
  Class 3.....................      $5.55            1.09%
Multi-Asset Portfolio
  Class 1.....................      $6.11            1.20%
Strategic Multi-Asset
  Portfolio
  Class 1.....................      $6.31            1.24%

---------------------
    4

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Commercial Banks..........................................   24.4%
Finance...................................................   23.7
Banks.....................................................   20.1
Securities Holdings Companies.............................    6.2
Trade & Term Receivables..................................    5.9
Trade Receivables.........................................    5.8
Food & Beverage...........................................    3.8
Energy Services...........................................    2.3
Information Technology....................................    2.2
Insurance.................................................    2.2
Agricultural Operations...................................    1.8
U.S. Government Agencies..................................    1.5
                                                            -----
                                                             99.9%
                                                            =====

Weighted average days to maturity.........................   37.6
                                                            =====
CREDIT QUALITY+#
Government -- Agency......................................    1.5%
P1........................................................   98.5%
                                                            -----
                                                            100.0%
                                                            =====

------------

* Calculated as a percentage of net assets.

+ Source: Standard and Poor's

# Calculated as a percentage of total debt issues.

                                                           ---------------------

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 99.9%
ASSET-BACKED COMMERCIAL PAPER -- 22.1%
  Apreco, Inc.
    5.26% due 01/19/07*..................  $275,000       $   274,277
  Aspen Funding Corp.
    5.31% due 01/24/07*..................   275,000           274,067
  CAFCO LLC
    5.28% due 01/05/07*..................   270,000           269,842
  Chariot Funding LLC
    5.32% due 01/12/07*..................   290,000           289,529
  CRC Funding LLC
    5.26% due 01/23/07*..................   275,000           274,116
  Eureka Securitization PLC
    5.26% due 01/08/07*..................   250,000           249,744
  Fairway Finance Corp.
    5.27% due 01/12/07*..................   275,000           274,557
  Greyhawk Funding LLC
    5.26% due 02/13/07*..................   300,000           298,115
  Old Line Funding Corp.
    5.28% due 02/09/07*..................   260,000           258,513
  Park Avenue Receivables Corp.
    5.30% due 01/19/07*..................   255,000           254,324
  Sheffield Receivables Corp.
    5.33% due 01/12/07*..................   250,000           249,593
                                                          -----------
TOTAL ASSET-BACKED COMMERCIAL PAPER
  (cost $2,966,677)......................                   2,966,677
                                                          -----------
BANK NOTES -- 5.6%
  AmSouth Bank NA
    5.43% due 06/27/07(1)................   250,000           250,110
  Bank of America NA
    5.33% due 02/23/07...................   200,000           200,000
  US Bank NA
    5.34% due 01/25/07...................   300,000           300,005
                                                          -----------
TOTAL BANK NOTES
  (amortized cost $750,115)..............                     750,115
                                                          -----------
BANKERS' ACCEPTANCES -- 2.6%
  J.P. Morgan Chase & Co.
    5.25% due 02/05/07
    (amortized cost $350,203)............   352,000           350,203
                                                          -----------
CERTIFICATES OF DEPOSIT -- 35.9%
  Abbey National Treasury Services PLC
    5.42% due 02/08/07...................   300,000           300,000
  American Express Bank FSB
    5.28% due 01/11/07...................   350,000           350,000
  Australia and New Zealand Banking
    Group, Ltd.
    4.81% due 01/29/07...................   150,000           150,000
  Bank of America NA
    5.21% due 04/19/07...................   200,000           200,000
  Barclays Bank PLC
    5.51% due 06/18/07...................   250,000           250,000
  BNP Paribas
    5.33% due 04/30/07...................   150,000           150,000
  BNP Paribas
    5.32% due 04/10/07...................   150,000           150,000

---------------------------------------------------------------------
                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
CERTIFICATES OF DEPOSIT (CONTINUED)
  Branch Banking & Trust Co.
    5.32% due 05/21/07...................  $250,000       $   250,000
  Credit Suisse New York
    4.79% due 01/24/07...................   150,000           150,000
  Deutsche Bank New York
    5.03% due 02/14/07...................   300,000           299,810
  Fortis Bank New York
    5.69% due 07/23/07...................   150,000           150,000
  HBOS Treasury Services PLC
    4.84% due 01/30/07...................   150,000           150,000
  Interstar Millennium Trust
    Series 2006-2GA, Class A1
    5.33% due 05/25/11(2)(3).............   104,673           104,673
  Permanent Master Issuer PLC
    Series 2006-1, Class 1A
    5.30% due 10/17/07(2)(3).............   170,000           170,000
  Royal Bank of Scotland
    4.82% due 01/18/07...................   170,000           169,999
  Scaldis Capital LLC
    5.26% due 02/15/07*..................   275,000           273,192
  Societe Generale New York
    5.67% due 07/23/07...................   150,000           150,000
  Toronto Dominion Bank
    5.30% due 06/13/07...................   300,000           300,007
  Wachovia Corp.
    5.45% due 07/20/07(2)................   250,000           250,171
  Washington Mutual Bank
    5.37% due 04/25/07...................   200,000           200,000
  Wells Fargo Bank NA
    4.86% due 01/31/07...................   200,000           199,878
  Wells Fargo Bank NA
    5.09% due 03/29/07...................   200,000           200,000
  Wilmington Trust Co.
    5.33% due 02/08/07...................   250,000           250,000
                                                          -----------
TOTAL CERTIFICATES OF DEPOSIT
  (amortized cost $4,817,730)............                   4,817,730
                                                          -----------
COMMERCIAL PAPER -- 28.3%
  Archer-Daniels-Midland Co.
    5.25% due 02/07/07*..................   250,000           248,651
  Cargill Asia Pacific Treasury, Ltd.
    5.26% due 01/11/07*..................   295,000           294,569
  CBA Finance
    5.25% due 02/16/07...................   200,000           198,658
  Fortis Banque Luxemburg
    5.22% due 02/07/07...................   200,000           198,928
  General Electric Capital Corp.
    5.24% due 02/09/07...................   375,000           372,873
  Goldman Sachs Group LP
    5.29% due 01/31/07...................   190,000           189,163
  Metlife Funding, Inc.
    5.27% due 02/05/07...................   290,000           288,514
  National Rural Utilities Cooperative
    Finance Corp.
    5.30% due 01/16/07...................   200,000           199,558
  Nestle Finance SA
    5.23% due 01/17/07...................   260,000           259,396

---------------------
    6

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT
  SECURITIES (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
  Procter & Gamble International Funding
    5.26% due 01/10/07*..................  $350,000       $   349,540
  Prudential Funding Corp.
    5.25% due 01/17/07...................   240,000           239,440
  Schlumberger Technology Corp.
    5.24% due 01/16/07*..................   310,000           309,323
  Sysco Corp.
    5.25% due 02/20/07*..................   250,000           248,177
  UBS Finance LLC
    5.24% due 03/07/07...................   400,000           396,216
                                                          -----------
TOTAL COMMERCIAL PAPER
  (amortized cost $3,793,006)............                   3,793,006
                                                          -----------
CORPORATE SHORT-TERM NOTES -- 1.6%
  Permanent Financing PLC
    Series 9A, Class 1A
    5.32% due 03/10/07(2)(3)
    (amortized cost $215,001)............   215,000           215,001
                                                          -----------
FEDERAL HOME LOAN MTG. CORP. -- 1.5%
  Federal Home Loan Mtg. Corp.
    5.35% due 11/21/07
    (amortized cost $199,964)............   200,000           199,964
                                                          -----------
MEDIUM TERM NOTES -- 2.3%
  International Business Machines Corp.
    5.36% due 06/28/07
    (amortized cost $300,085)............   300,000           300,085
                                                          -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (amortized cost $13,392,781)...........                  13,392,781
                                                          -----------
TOTAL INVESTMENTS
  (amortized cost $13,392,781)(4)........      99.9%       13,392,781
Other assets less liabilities............       0.1            13,282
                                           --------       -----------
NET ASSETS...............................     100.0%      $13,406,063
                                           ========       ===========

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $4,690,129 representing 35.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Variable Rate Security - the rate reflected is as of December 31, 2006; maturity date reflects next reset date.
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(3)  Collateralized Mortgage Obligation
(4)  See Note 6 for cost of investments on a tax basis.

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
U.S. Government Agencies.................................   33.7%
Diversified Financial Services...........................   18.1
U.S. Government Treasuries...............................   10.5
Federal Home Loan Mtg. Corp. ............................    9.0
Repurchase Agreement.....................................    5.4
Federal Farm Credit Bank.................................    2.4
U.S. Municipal Bonds & Notes.............................    1.8
Insurance-Multi-line.....................................    1.7
Federal Home Loan Bank...................................    1.1
Finance-Investment Banker/Broker.........................    1.1
Schools..................................................    1.1
Special Purpose Entities.................................    1.1
Transport-Services.......................................    1.1
Banks-Super Regional.....................................    1.0
Regional Authority.......................................    1.0
Finance-Consumer Loans...................................    0.8
United States Treasury Bonds.............................    0.8
Electric-Distribution....................................    0.6
Banks-Fiduciary..........................................    0.5
Cosmetics & Toiletries...................................    0.5
Diversified Manufactured Operations......................    0.5
Metal-Aluminum...........................................    0.5
Telecom Services.........................................    0.5
Airport Development/Maintenance..........................    0.4
Medical-Drugs............................................    0.4
Medical-HMO..............................................    0.4
Finance-Leasing Companies................................    0.3
Financial Guarantee Insurance............................    0.3
Insurance-Life/Health....................................    0.3
Telephone-Integrated.....................................    0.3
Banks-Money Center.......................................    0.2
Electric-Integrated......................................    0.2
Electric-Generation......................................    0.1
Insurance-Property/Casualty..............................    0.1
                                                           -----
                                                            97.8%
                                                           =====
CREDIT QUALITY+#
Government -- Agency.....................................   50.0%
Government -- Treasury...................................   12.5
AAA......................................................   20.0
AA.......................................................    4.1
A........................................................    7.8
BBB......................................................    0.4
Not Rated @..............................................    5.2
                                                           -----
                                                           100.0%
                                                           =====

------------
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term investments.

------------
* Calculated as a percentage of net assets.

---------------------
    8

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
ASSET BACKED SECURITIES -- 16.9%
DIVERSIFIED FINANCIAL
  SERVICES -- 16.9%
  Advanta Business Card Master Trust
    Series 2006-A7, Class A7
    5.37% due 10/20/12(1)(7)........  $ 3,405,000   $    3,404,959
  Banc of America Commercial Mtg.,
    Inc.
    Series 2006-2, Class A4
    5.74% due 05/10/45(2)(3)........    7,000,000        7,238,348
  Bear Stearns Commercial Mtg.
    Securities
    Series 2006-PW14, Class AM
    5.24% due 12/01/38(2)...........    1,465,000        1,449,417
  Bear Stearns Commercial Mtg.
    Securities
    Series 206-T24, Class A4
    5.54% due 10/12/41(2)...........    2,500,000        2,535,033
  Bear Stearns Commercial Mtg.
    Securities
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(2)...........    2,470,000        2,393,901
  Bear Stearns Commercial Mtg.
    Securities
    Series 2006-PW11, Class A4
    5.63% due 03/11/39(2)(3)........    3,870,000        3,909,435
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(2)...........    5,000,000        4,860,838
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(2)...........    5,000,000        4,839,544
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(2)...........    5,000,000        4,842,506
  Capital Auto Receivables Asset
    Trust
    Series 2003-3, Class A3A
    2.96% due 01/15/08..............    1,216,078        1,210,946
  Carmax Auto Owner Trust
    Series 2006-2, Class A4
    5.14% due 11/15/11..............    2,235,000        2,241,727
  Centex Home Equity Loan Trust
    Series 2005-A, Class AF4
    4.72% due 10/25/31..............      840,000          832,697
  Citibank Credit Card Issuance
    Trust
    Series 2004-A1, Class A1
    2.55% due 01/20/09..............    5,000,000        4,993,886
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust
    Series 2005-CD1, Class A4
    5.23% due 07/15/44(2)(3)........    4,700,000        4,689,253
  Commercial Mtg. Pass Through
    Certificates Pass Through
    Series 2005-C6, Class A5A
    5.12% due 06/10/44(2)...........    4,650,000        4,584,565

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
DIVERSIFIED FINANCIAL
  SERVICES (CONTINUED)
  Commercial Mtg. Pass Through
    Certificates
    Series 2006-C7, Class A4
    5.77% due 06/10/46(2)...........  $ 9,500,000   $    9,844,281
  Connecticut RRB Special Purpose
    Trust CL&P-1 A5
    6.21% due 12/30/11..............    3,000,000        3,093,366
  Countrywide Home Loan Mtg. Pass
    Through Trust
    Series 2005-22, Class 2A1
    5.28% due 11/25/35(2)(3)........    1,097,653        1,091,619
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C1, Class A4
    5.61% due 12/15/15(2)(3)........    4,200,000        4,267,484
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C4, Class A3
    5.47% due 09/15/39(2)...........    2,695,000        2,713,515
  CS First Boston Mtg. Securities
    Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(2)...........    5,000,000        4,643,408
  Daimler Chrysler Auto Trust
    Series 2006-D, Class A3
    4.98% due 02/08/11..............    1,385,000        1,381,462
  Ford Credit Auto Owner Trust
    Series 2005-B, Class A4
    4.29% due 01/15/10..............    1,775,000        1,754,576
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(2)...........    4,650,000        4,616,758
  GS Mortgage Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(2)...........    4,500,000        4,569,228
  GSR Mtg. Loan Trust
    Series 2006-AR1, Class 3A1
    5.40% due 01/25/36(2)...........    3,320,704        3,296,432
  Harley-Davidson Motorcycle Trust
    Series 2006-3, Class A4
    5.22% due 06/15/13..............    3,000,000        3,011,471
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/19/11..............    3,400,000        3,409,951
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(2)(3)........    2,930,000        2,886,964
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(2)...........    4,500,000        4,368,648
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-CB14, Class A4
    5.48% due 12/12/44(2)...........    4,700,000        4,744,583

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
ASSET BACKED
  SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL
  SERVICES (CONTINUED)
  JP Morgan Mtg. Trust
    Series 2005-A7, Class 1A4
    5.00% due 10/25/35(2)(3)........  $ 4,805,995   $    4,765,590
  LB-UBS Commercial Mtg. Trust
    Series 2005-C5, Class A4
    4.95% due 09/15/40(2)...........    4,700,000        4,583,952
  Marriott Vacation Club Owner Trust
    Series 2006-2A, Class A
    5.36% due 10/20/28..............    1,086,317        1,085,128
  MBNA Credit Card Master Note Trust
    Series 2003-A11, Class A11
    3.65% due 03/15/11..............    2,335,000        2,279,495
  MBNA Credit Card Master Note Trust
    Series 2005-A6, Class A6
    4.50% due 01/15/13..............    3,185,000        3,134,527
  Merrill Lynch Mtg. Investors, Inc.
    Series 2006-A1, Class 1A1
    5.89% due 03/25/36(2)(3)........    1,101,726        1,110,962
  Merrill Lynch Mtg. Trust
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38..............    4,700,000        4,609,356
  Morgan Stanley Capital I
    Series 2005-IQ10, Class A4A
    5.23% due 09/15/42(2)...........    4,455,000        4,420,319
  Nissan Auto Lease Trust
    Series 2006-A, Class A3
    5.11% due 03/15/10..............    3,000,000        2,998,125
  Residential Accredit Loans, Inc.
    Series 2005-QA2, Class NB2
    5.26% due 02/25/35(2)(3)........    3,153,708        3,131,763
  Susquehanna Auto Lease Trust
    Series 2006-1, Class A3
    5.21% due 03/16/09..............    2,040,000        2,037,450
  Toyota Auto Receivables Owners
    Trust
    Series 2003-B, Class A4
    2.79% due 01/15/10..............    1,807,828        1,781,558
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C20, Class A7
    5.12% due 07/15/42(2)...........    4,650,000        4,575,139
  Washington Mutual, Inc.
    Series 2005-AR3, Class A2
    4.64% due 03/25/35(2)(3)........    4,235,637        4,175,058
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2005-AR2, Class 2A2
    4.55% due 03/25/35(2)(3)........    2,790,732        2,735,276
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR5, Class 2A1
    5.54% due 04/25/36(2)(3)........    4,171,415        4,138,412

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
DIVERSIFIED FINANCIAL
  SERVICES (CONTINUED)
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR10, Class 4A1
    5.56% due 07/25/36(2)...........  $ 4,820,150   $    4,819,868
                                                    --------------
TOTAL ASSET BACKED SECURITIES
  (cost $170,222,945)...............                   170,102,779
                                                    --------------
CORPORATE BONDS &
  NOTES -- 14.5%
BANKS-COMMERCIAL -- 0.0%
  US Bancorp
    Sub. Debentures
    7.50% due 06/01/26..............      400,000          476,719
                                                    --------------
BANKS-FIDUCIARY -- 0.5%
  The Bank of New York Co., Inc.
    Senior Notes
    5.13% due 11/01/11..............    5,000,000        4,975,655
                                                    --------------
BANKS-MONEY CENTER -- 0.2%
  Deutsche Bank Financial LLC
    Bank Guar. Notes
    5.38% due 03/02/15..............    2,100,000        2,091,405
                                                    --------------
BANKS-SUPER REGIONAL -- 1.0%
  Bank of America Corp.
    Senior Notes
    6.25% due 04/15/12..............    5,000,000        5,218,950
  Wachovia Capital Trust III
    Bank Guar. Notes
    5.80% due 08/29/42(2)...........    1,575,000        1,588,002
  Wachovia Corp.
    Sub. Notes
    5.25% due 08/01/14..............    3,000,000        2,963,457
                                                    --------------
                                                         9,770,409
                                                    --------------
COSMETICS & TOILETRIES -- 0.5%
  Gillette Co.
    Senior Notes
    4.13% due 08/30/07..............    4,990,000        4,938,239
                                                    --------------
DIVERSIFIED FINANCIAL
  SERVICES -- 1.2%
  American Express Travel Related
    Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*.............    3,000,000        2,997,783
  Financing Corp. FICO STRIP
    Series 12
    zero coupon due 12/06/13........    2,050,000        1,457,571
  Financing Corp. FICO STRIP
    Series 13
    zero coupon due 12/27/13........    1,630,000        1,155,443
  General Electric Capital Corp.
    Notes
    Series A
    6.75% due 03/15/32..............    5,000,000        5,726,390
                                                    --------------
                                                        11,337,187
                                                    --------------

---------------------
    10

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
CORPORATE BONDS &
  NOTES (CONTINUED)
ELECTRIC-INTEGRATED -- 0.2%
  Consolidated Edison Co. of New
    York
    Senior Notes
    5.30% due 12/01/16..............  $ 1,770,000   $    1,739,436
                                                    --------------
FINANCE-CONSUMER LOANS -- 0.8%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11..............    5,000,000        5,228,420
  John Deere Capital Corp.
    4.88% due 10/15/10..............    2,625,000        2,579,215
                                                    --------------
                                                         7,807,635
                                                    --------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 1.1%
  Citicorp
    Sub. Notes
    Series C
    6.75% due 10/15/07..............    4,000,000        4,035,420
  Credit Suisse First Boston USA,
    Inc. Notes
    4.88% due 01/15/15..............    2,435,000        2,361,287
  J.P. Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14..............    4,495,000        4,420,010
                                                    --------------
                                                        10,816,717
                                                    --------------
FINANCE-LEASING COMPANY -- 0.3%
  Boeing Capital Corp.
    Senior Notes
    4.75% due 08/25/08..............    2,995,000        2,972,217
                                                    --------------
FINANCIAL GUARANTEE INSURANCE --0.3%
  Ambac Financial Group, Inc.
    Debentures
    5.95% due 12/05/35..............    3,250,000        3,236,470
                                                    --------------
INSURANCE-LIFE/HEALTH -- 0.3%
  Prudential Financial, Inc.
    Senior Notes
    5.50% due 03/15/16..............    2,800,000        2,799,230
                                                    --------------
INSURANCE-MULTI-LINE -- 1.7%
  Axa
    Sub. Notes
    8.60% due 12/15/30..............    3,000,000        3,889,680
  General Reinsurance Corp.
    Debentures
    9.00% due 09/12/09..............    5,000,000        5,442,660
  Hartford Financial Services Group,
    Inc.
    Senior Notes
    6.10% due 10/01/41..............    5,000,000        5,057,525
  MetLife, Inc.
    Senior Notes
    5.00% due 06/15/15..............    3,300,000        3,200,601
                                                    --------------
                                                        17,590,466
                                                    --------------

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
INSURANCE-PROPERTY/CASUALTY -- 0.1%
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10..............  $ 1,130,000   $    1,231,715
                                                    --------------
MEDICAL-DRUGS -- 0.4%
  Merck & Co., Inc.
    Notes
    5.13% due 11/15/11..............    4,000,000        3,986,572
                                                    --------------
MEDICAL-HMO -- 0.4%
  UnitedHealth Group, Inc.
    Senior Notes
    5.00% due 08/15/14..............    4,000,000        3,877,604
                                                    --------------
METAL-ALUMINUM -- 0.5%
  Alcoa, Inc.
    Notes
    4.25% due 08/15/07..............    5,000,000        4,953,940
                                                    --------------
REGIONAL AUTHORITY -- 1.0%
  Housing Urban Development
    U.S. Government Guar.
    5.05% due 08/01/13(7)...........   10,000,000       10,042,000
                                                    --------------
SCHOOLS -- 1.1%
  President and Fellows of Harvard
    College
    Bonds
    6.30% due 10/01/37..............    5,000,000        5,208,935
  Stanford University
    Debentures
    6.88% due 02/01/24..............    5,000,000        5,754,750
                                                    --------------
                                                        10,963,685
                                                    --------------
SPECIAL PURPOSE ENTITIES -- 1.1%
  John Hancock Funds
    Notes
    7.38% due 02/15/24*.............    5,000,000        5,784,405
  Pacific Beacon LLC
    Bonds
    5.38% due 07/15/26*.............      665,000          656,987
  Postal Square LP
    U.S. Government Guar. Notes
    8.95% due 06/15/22..............    4,002,450        4,940,664
                                                    --------------
                                                        11,382,056
                                                    --------------
TELECOM SERVICES -- 0.5%
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12..............    5,000,000        5,340,290
                                                    --------------
TELEPHONE-INTEGRATED -- 0.3%
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34..............    3,000,000        3,075,369
                                                    --------------

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
CORPORATE BONDS &
  NOTES (CONTINUED)
TRANSPORT-SERVICES -- 1.0%
  Federal Express Corp.
    Pass Through Certs.
    Series 991A
    6.72% due 01/15/22..............  $ 3,960,737   $    4,242,543
  United Parcel Service, Inc.
    Debentures
    8.38% due 04/01/20..............    5,000,000        6,338,770
                                                    --------------
                                                        10,581,313
                                                    --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $141,233,551)...............                   145,986,329
                                                    --------------
FOREIGN CORPORATE BONDS &
  NOTES -- 1.7%
AIRPORT DEVELOPMENT/MAINTENANCE -- 0.4%
  SCL Terminal Aereo Santiago SA
    Sec. Notes
    6.95% due 07/01/12*.............    4,194,659        4,263,200
                                                    --------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 0.5%
  Siemens Financieringsmat NV
    Notes
    5.75% due 10/17/16*.............    4,725,000        4,788,740
                                                    --------------
ELECTRIC-DISTRIBUTION -- 0.7%
  Hydro-Quebec
    Local Government Guar.
    Debentures
    Series HY
    8.40% due 01/15/22..............    5,000,000        6,490,855
                                                    --------------
ELECTRIC-GENERATION -- 0.1%
  Abu Dhabi National Energy Co.
    Notes
    5.88% due 10/27/16*.............    1,385,000        1,394,819
                                                    --------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $15,136,518)................                    16,937,614
                                                    --------------
MUNICIPAL BONDS & NOTES -- 1.8%
U.S. MUNICIPAL BONDS & NOTES -- 1.8%
  Atlanta Downtown Development
    Authority
    6.88% due 02/01/21..............    6,000,000        6,624,360
  Illinois State Taxable-Pension
    5.10% due 06/01/33..............    2,860,000        2,741,024
  Oregon School Boards Assoc.
    4.76% due 06/30/28 .............    2,800,000        2,542,260
  Sonoma County, California Pension
    Obligation
    Series A
    3.24% due 12/01/08..............    3,730,000        3,601,949
  Wisconsin State General Revenue
    Series A
    5.70% due 05/01/26..............    2,500,000        2,545,775
                                                    --------------
TOTAL MUNICIPAL BONDS & NOTES
  (cost $18,742,940)................                    18,055,368
                                                    --------------

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
U.S. GOVERNMENT AGENCIES -- 46.2%
FEDERAL FARM CREDIT BANK -- 2.4%
    4.88% due 01/14/11..............  $24,800,000   $   24,406,673
                                                    --------------
FEDERAL HOME LOAN BANK -- 1.1%
    4.88% due 11/18/11..............   11,375,000       11,329,784
                                                    --------------
FEDERAL HOME LOAN MTG. CORP. --10.9%
    2.50% due 04/15/13..............   12,571,241       12,275,113
    4.50% due 08/01/35..............      986,454          924,391
    4.50% due 09/01/35..............       93,704           87,809
    4.50% due 10/01/35..............    4,074,180        3,817,851
    4.50% due 12/01/35..............    4,023,420        3,770,285
    5.00% due 09/01/35..............    1,809,624        1,747,630
    5.00% due 10/01/35..............    8,290,328        8,001,966
    5.00% due 11/01/35..............    2,312,585        2,233,360
    5.00% due 11/01/35..............   17,053,590       16,460,415
    5.00% due 12/01/35..............      937,962          905,829
    5.00% due 12/01/35..............    1,324,833        1,278,751
    5.00% due 02/01/36..............      508,273          490,755
    5.00% due 05/01/36..............      277,690          268,434
    5.00% due 06/01/36..............      249,042          240,510
    5.00% due 06/01/36..............    1,183,657        1,142,722
    5.00% due 07/01/36..............      557,399          538,122
    5.00% due 08/01/36..............      452,646          436,992
    5.00% due 09/01/36..............      799,561          771,909
    6.00% due 06/01/36..............    9,786,547        9,852,810
    7.50% due 05/01/27..............        9,336            9,748
    14.75% due 03/01/10.............        5,855            6,548
FEDERAL HOME LOAN MTG. CORP.
  SENIOR NOTES
    6.00% due 06/01/34..............      115,977          116,921
    6.00% due 08/01/35..............      645,786          650,707
    6.00% due 01/01/36..............       94,365           95,084
    6.00% due 06/01/36..............      500,050          503,748
    6.00% due 08/01/36..............    4,564,269        4,598,025
    6.00% due 09/01/36..............   20,664,245       20,817,075
    6.00% due 10/01/36..............    4,283,382        4,318,032
    6.00% due 11/01/36..............      900,605          907,266
    6.00% due 12/01/36..............   11,732,571       11,819,344
                                                    --------------
                                                       109,088,152
                                                    --------------
FEDERAL NATIONAL MTG. ASSOC. --19.5%
    4.50% due 08/01/35..............    4,924,501        4,616,109
    4.50% due 09/01/35..............   14,034,377       13,155,486
    4.50% due 12/01/35..............       57,099           53,524
    5.00% due 01/01/17..............      198,305          195,685
    5.00% due 02/01/17..............       75,156           74,163
    5.00% due 10/01/17..............    8,303,677        8,189,015
    5.00% due 11/01/17..............    1,178,446        1,162,172
    5.00% due 12/01/17..............      613,590          605,117
    5.00% due 01/01/18..............    1,433,517        1,413,723
    5.00% due 02/01/18..............    3,141,433        3,096,001
    5.00% due 05/01/18..............      224,946          221,636
    5.00% due 06/01/18..............   26,362,337       25,974,867
    5.00% due 09/01/18..............      539,882          531,996

---------------------
    12

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
U.S. GOVERNMENT
  AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG.
  ASSOC. (CONTINUED)
    5.00% due 10/01/18..............  $ 2,886,117   $    2,843,647
    5.00% due 11/01/18..............    1,987,463        1,958,217
    5.00% due 12/01/18..............    8,085,642        7,966,659
    5.00% due 01/01/19..............    3,665,949        3,612,019
    5.00% due 02/01/19..............    6,116,453        6,022,373
    5.00% due 03/01/19..............    8,443,100        8,310,072
    5.00% due 04/01/19..............    7,637,710        7,518,160
    5.00% due 05/01/19..............    7,197,178        7,083,550
    5.00% due 06/01/19..............    5,179,298        5,097,273
    5.00% due 09/01/19..............      625,746          615,836
    5.00% due 10/01/19..............    1,774,247        1,746,148
    5.00% due 11/01/19..............    2,152,958        2,118,861
    5.00% due 12/01/19..............    3,062,483        3,013,982
    5.00% due 06/01/33..............      109,407          105,833
    5.00% due 07/01/33..............    2,540,841        2,457,830
    5.00% due 11/01/33..............      796,186          770,174
    5.00% due 03/01/34..............    5,693,354        5,507,347
    5.00% due 05/01/34..............    1,592,327        1,539,253
    5.00% due 06/01/34..............      869,934          840,939
    5.00% due 09/01/34..............    3,585,199        3,465,702
    5.00% due 07/01/35..............    9,143,775        8,830,527
    5.00% due 08/01/35..............    8,028,326        7,753,290
    5.00% due 09/01/35..............    4,618,395        4,460,180
    5.00% due 10/01/35..............      817,987          789,965
    5.50% due 08/01/35..............    6,987,379        6,907,573
    5.50% due 10/01/35..............    1,648,517        1,629,689
    5.50% due 11/01/35..............    3,683,617        3,641,545
    5.50% due 12/01/35..............      255,689          252,769
    6.00% due 06/01/35..............      234,885          236,645
    6.00% due 09/01/35..............      464,143          467,387
    6.00% due 11/01/35..............       45,794           46,114
    6.00% due 05/01/36..............      494,757          498,107
    6.00% due 07/01/36..............       91,749           92,370
FEDERAL NATIONAL MTG.
  ASSOC. SENIOR NOTES
    6.50% due 07/01/36..............   12,199,185       12,429,191
    6.50% due 08/01/36..............   15,798,036       16,095,895
    6.50% due 10/01/36..............      434,999          443,201
                                                    --------------
                                                       196,457,817
                                                    --------------
GOVERNMENT NATIONAL MTG.
  ASSOC. -- 12.3%
    5.00% due 07/15/33..............    9,967,759        9,705,990
    5.00% due 10/15/33..............      660,183          642,845
    5.00% due 11/15/33..............      690,258          672,130
    5.00% due 12/15/33..............      199,212          193,981
    5.00% due 01/15/34..............    1,159,425        1,128,354
    5.00% due 02/15/34..............      686,962          668,553
    5.00% due 03/15/34..............      624,160          607,434
    5.00% due 05/15/34..............       40,056           38,983
    5.00% due 03/15/35..............      278,267          270,655
    5.00% due 09/15/35..............      594,527          578,264

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
GOVERNMENT NATIONAL MTG.
  ASSOC. (CONTINUED)
    5.00% due 10/15/35..............  $   535,939   $      521,279
    5.00% due 11/15/35..............       76,509           74,416
    5.00% due 12/15/35..............    1,897,746        1,845,833
    5.00% due 01/15/36..............      294,260          286,133
    5.00% due 02/15/36..............      318,101          309,315
    5.00% due 03/15/36..............    1,344,138        1,307,013
    5.00% due 05/15/36..............      355,014          345,209
    5.00% due 05/15/36..............      860,063          836,308
    5.00% due 07/15/36..............    1,721,412        1,673,867
    5.50% due 10/15/32..............      230,729          230,008
    5.50% due 11/15/32..............      416,342          415,040
    5.50% due 12/15/32..............      526,205          524,560
    5.50% due 01/15/33..............    8,360,278        8,329,751
    5.50% due 02/15/33..............   11,202,503       11,161,598
    5.50% due 03/15/33..............    7,787,281        7,758,844
    5.50% due 05/15/33..............    1,192,042        1,187,690
    5.50% due 06/15/33..............      842,383          839,308
    5.50% due 07/15/33..............       99,558           99,194
    5.50% due 08/15/33..............      498,765          496,946
    5.50% due 09/15/33..............    1,541,100        1,535,474
    5.50% due 10/15/33..............      159,575          158,992
    5.50% due 11/15/33..............    1,531,554        1,525,962
    5.50% due 01/15/34..............    1,237,118        1,231,939
    5.50% due 02/15/34..............      947,073          943,107
    5.50% due 03/15/34..............    6,690,288        6,662,278
    5.50% due 04/15/34..............      290,754          289,536
    5.50% due 05/15/34..............      411,605          409,881
    5.50% due 06/15/34..............      938,625          934,696
    5.50% due 07/15/34..............      353,390          351,911
    5.50% due 08/15/34..............      122,750          122,236
    5.50% due 09/15/34..............    6,042,410        6,017,110
    5.50% due 10/15/34..............    4,422,298        4,403,783
    5.50% due 01/15/36..............      660,502          657,327
    5.50% due 02/15/36..............       31,759           31,606
    5.50% due 04/15/36..............    2,367,744        2,356,363
    5.50% due 05/15/36..............    2,566,475        2,554,138
    5.50% due 06/15/36..............    2,451,523        2,439,738
    5.50% due 07/15/36..............      479,212          476,908
    5.50% due 08/15/36..............      385,899          384,044
    5.50% due 09/15/36..............      323,680          322,124
    5.50% due 10/15/36..............      346,809          345,142
    6.00% due 03/15/28..............       55,695           56,610
    6.00% due 06/15/28..............       27,110           27,556
    6.00% due 08/15/28..............      115,170          117,062
    6.00% due 09/15/28..............       91,130           92,627
    6.00% due 10/15/28..............      104,257          105,970
    6.00% due 11/15/28..............       27,248           27,696
    6.00% due 12/15/28..............      410,850          417,597
    6.00% due 03/15/29..............        5,980            6,077
    6.00% due 04/15/29..............       17,172           17,451
    6.00% due 07/15/31..............        5,462            5,547
    6.00% due 01/15/32..............       79,715           80,937
    6.00% due 02/15/32..............        2,950            2,995

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
U.S. GOVERNMENT
  AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG.
  ASSOC. (CONTINUED)
    6.00% due 07/15/32..............  $    33,347   $       33,858
    6.00% due 09/15/32..............       44,755           45,441
    6.00% due 10/15/32..............    1,459,109        1,481,479
    6.00% due 11/15/32..............      108,559          110,223
    6.00% due 01/15/33..............       11,481           11,652
    6.00% due 02/15/33..............      175,002          177,613
    6.00% due 03/15/33..............      283,445          287,674
    6.00% due 04/15/33..............      248,454          252,161
    6.00% due 05/15/33..............      190,445          193,286
    6.00% due 12/15/33..............      198,412          201,412
    6.00% due 08/15/34..............       35,297           35,810
    6.00% due 09/15/34..............      701,577          711,779
    6.00% due 10/15/34..............      395,936          401,693
    6.50% due 07/15/09..............        4,792            4,844
    6.50% due 04/15/11..............        1,929            1,978
    6.50% due 01/15/12..............       23,193           23,760
    6.50% due 02/15/12..............        7,781            7,971
    6.50% due 10/15/12..............       17,292           17,715
    6.50% due 11/15/12..............       36,725           37,622
    6.50% due 01/15/13..............       13,197           13,521
    6.50% due 05/15/13..............       31,996           32,780
    6.50% due 01/15/14..............      147,988          151,662
    6.50% due 02/15/14..............        7,134            7,311
    6.50% due 03/15/14..............      195,628          200,483
    6.50% due 04/15/14..............      157,553          161,463
    6.50% due 05/15/14..............      290,159          297,361
    6.50% due 06/15/14..............        7,886            8,083
    6.50% due 07/15/14..............        7,416            7,600
    6.50% due 08/15/14..............      259,107          265,539
    6.50% due 10/15/14..............          458              470
    6.50% due 05/15/23..............       10,612           10,902
    6.50% due 06/15/23..............       16,665           17,121
    6.50% due 07/15/23..............       69,078           70,968
    6.50% due 08/15/23..............       12,084           12,414
    6.50% due 10/15/23..............       91,678           94,187
    6.50% due 11/15/23..............      158,998          163,348
    6.50% due 12/15/23..............      274,388          281,896
    6.50% due 03/15/26..............       70,034           72,081
    6.50% due 02/15/27..............       12,582           12,947
    6.50% due 12/15/27..............       11,344           11,672
    6.50% due 01/15/28..............      124,558          128,172
    6.50% due 02/15/28..............       97,147           99,963
    6.50% due 03/15/28..............      237,270          244,151
    6.50% due 04/15/28..............      184,763          190,120
    6.50% due 05/15/28..............      352,379          362,594
    6.50% due 06/15/28..............      404,235          415,958
    6.50% due 07/15/28..............      433,158          445,716
    6.50% due 08/15/28..............      424,907          437,227
    6.50% due 09/15/28..............      498,118          512,558
    6.50% due 10/15/28..............    1,127,296        1,159,979
    6.50% due 11/15/28..............      355,310          365,611

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
GOVERNMENT NATIONAL MTG.
  ASSOC. (CONTINUED)
    6.50% due 12/15/28..............  $   354,550   $      364,829
    6.50% due 01/15/29..............       12,650           13,011
    6.50% due 02/15/29..............       89,992           92,564
    6.50% due 03/15/29..............       82,719           85,077
    6.50% due 04/15/29..............       74,645           76,771
    6.50% due 05/15/29..............      268,541          276,194
    6.50% due 06/15/29..............      115,175          118,458
    6.50% due 01/15/31..............       17,230           17,707
    6.50% due 03/15/31..............       28,262           29,044
    6.50% due 04/15/31..............      187,893          193,096
    6.50% due 05/15/31..............      465,300          478,190
    6.50% due 06/15/31..............      447,542          459,933
    6.50% due 07/15/31..............      648,063          666,007
    6.50% due 08/15/31..............      302,143          310,509
    6.50% due 09/15/31..............      412,174          423,586
    6.50% due 10/15/31..............      549,807          565,046
    6.50% due 11/15/31..............      101,753          104,571
    6.50% due 12/15/31..............       39,853           40,956
    6.50% due 01/15/32..............      779,101          800,445
    6.50% due 02/15/32..............      224,289          230,434
    6.50% due 03/15/32..............        6,246            6,417
    6.50% due 04/15/32..............      176,069          180,892
    6.50% due 05/15/32..............      550,430          565,509
    7.00% due 03/15/09..............        2,648            2,687
    7.00% due 06/15/09..............        1,774            1,800
    7.00% due 09/15/10..............        6,202            6,360
    7.00% due 01/15/11..............       20,392           21,053
    7.00% due 03/15/11..............       47,102           48,629
    7.00% due 04/15/11..............       10,788           11,138
    7.00% due 05/15/11..............       39,793           41,084
    7.00% due 07/15/11..............       62,848           64,885
    7.00% due 08/15/11..............       10,296           10,629
    7.00% due 09/15/11..............       87,876           90,726
    7.00% due 11/15/11..............       18,629           19,233
    7.00% due 12/15/11..............       89,106           91,994
    7.00% due 01/15/12..............      132,313          136,560
    7.00% due 12/15/12..............       23,866           24,632
    7.00% due 11/15/31..............      637,112          658,283
    7.00% due 03/15/32..............      121,156          125,197
    7.00% due 01/15/33..............      163,491          168,921
    7.00% due 05/15/33..............      437,574          452,078
    7.00% due 07/15/33..............      314,298          324,705
    7.50% due 09/15/35..............    1,918,784        2,020,599
    7.50% due 09/16/35..............    1,195,646        1,244,967
    8.00% due 09/15/29..............        9,812           10,407
    8.00% due 10/15/29..............        3,292            3,491
    8.00% due 11/15/29..............       10,428           11,060
    8.00% due 12/15/29..............       42,087           44,639
    8.00% due 01/15/30..............       49,020           51,941
    8.00% due 03/15/30..............        1,088            1,152
    8.00% due 04/15/30..............      144,498          153,110
    8.00% due 06/15/30..............       11,863           12,570
    8.00% due 07/15/30..............       15,054           15,952

---------------------
    14

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
------------------------------------------------------------------
U.S. GOVERNMENT
  AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG.
  ASSOC. (CONTINUED)
    8.00% due 08/15/30..............  $    37,794   $       40,047
    8.00% due 09/15/30..............       33,890           35,911
    8.00% due 10/15/30..............        6,289            6,664
    8.00% due 11/15/30..............       18,468           19,570
    8.00% due 12/15/30..............       10,828           11,474
    8.00% due 02/15/31..............      132,602          140,531
    8.00% due 03/15/31..............       68,606           72,708
    10.00% due 01/20/14.............        1,314            1,433
    10.00% due 03/20/14.............        6,116            6,671
    10.00% due 06/20/14.............        2,334            2,546
    10.00% due 07/20/14.............        6,150            6,707
    10.00% due 04/20/16.............       26,982           29,635
    10.00% due 05/20/16.............       15,092           16,576
    10.00% due 08/20/16.............        2,762            3,033
    10.00% due 01/20/17.............        9,132           10,057
    10.00% due 02/20/17.............       12,453           13,715
    10.00% due 03/20/17.............       11,145           12,228
    12.00% due 01/20/16.............          506              559
    12.75% due 07/15/14.............       32,614           36,120
    13.50% due 09/20/14.............        2,064            2,313
GOVERNMENT NATIONAL MTG.
  ASSOC. SENIOR NOTES
    5.00% due 10/15/33..............      153,389          149,361
    5.00% due 06/15/35..............      194,710          189,384
    5.00% due 08/15/35..............      919,228          894,082
    5.00% due 09/15/35..............    1,312,119        1,276,227
    5.00% due 10/15/35..............      196,543          191,167
    5.00% due 11/15/35..............    2,511,037        2,442,348
    5.00% due 12/15/35..............      130,835          127,256
    5.00% due 01/15/36..............      843,479          820,183
    5.00% due 02/15/36..............       45,395           44,141
    5.00% due 03/15/36..............    2,120,222        2,061,663
    5.00% due 04/15/36..............    3,077,556        2,992,555
    5.00% due 05/15/36..............       75,146           73,071
    5.00% due 09/15/36..............    1,064,872        1,035,764
    5.00% due 11/15/36..............      101,688           98,879
                                                    --------------
                                                       122,990,057
                                                    --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $469,594,022)...............                   464,272,483
                                                    --------------
U.S. GOVERNMENT
  TREASURIES -- 11.3%
U.S. GOVERNMENT TREASURY
  NOTES -- 10.5%
  Inflation Indexed Bonds
    2.38% due 01/15/25..............   23,645,416       23,541,044

------------------------------------------------------------------
                                       PRINCIPAL        VALUE
        SECURITY DESCRIPTION            AMOUNT         (NOTE 2)
U.S. GOVERNMENT
  TREASURY NOTES (CONTINUED)
  Inflation Indexed Notes
    2.00% due 01/15/16..............  $24,236,696   $   23,401,669
  Notes
    4.88% due 04/30/11(4)...........   57,960,000       58,335,813
                                                    --------------
                                                       105,278,526
                                                    --------------
UNITED STATES TREASURY BONDS -- 0.8%
    3.88% due 07/15/10..............    4,750,000        4,624,201
    3.88% due 09/15/10..............    3,900,000        3,791,073
                                                    --------------
                                                         8,415,274
                                                    --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $113,078,324)...............                   113,693,800
                                                    --------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $928,008,300)...............                   929,048,373
                                                    --------------
REPURCHASE AGREEMENT -- 5.4%
  UBS Securities, LLC Joint
    Repurchase Agreement(5)
    (cost $54,350,000)..............   54,350,000       54,350,000
                                                    --------------
TOTAL INVESTMENTS
  (cost $982,358,300)(6)............         97.8%  $  983,398,373
Other assets less liabilities.......          2.2       21,976,389
                                      -----------   --------------
NET ASSETS..........................        100.0%  $1,005,374,762
                                      ===========   ==============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $19,885,934 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(2)  Collateralized Mortgaged Obligation
(3) Variable Rate Security - the rate reflected is as of December 31, 2006; maturity date reflects the stated maturity date.
(4) The security, or a portion thereof, was pledged as collateral to cover margin requirements for open futures contracts.
(5)  See Note 2 for details of Joint Repurchase Agreements.
(6)  See Note 6 for cost of investments on a tax basis.
(7)  Fair valued security; see Note 2.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

NUMBER OF                                                                 EXPIRATION     VALUE AT         VALUE AS OF
CONTRACTS                           DESCRIPTION                              DATE       TRADE DATE     DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------
358  Short  US Treasury 10 Yr Note......................................  March 2007    $26,705,000       $26,157,031

       UNREALIZED
NUM  APPRECIATION/
CON  (DEPRECIATION)
--------------------------------------------------------------------------
358     $547,969
        ========

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc. ..............................   7.9%
Federal Home Loan Mtg. Corp. ..............................   6.8
Real Estate Investment Trusts..............................   5.1
Repurchase Agreement.......................................   3.9
Finance-Investment Banker/Broker...........................   3.4
Electric-Integrated........................................   2.8
Diversified Manufactured Operations........................   2.7
Banks-Super Regional.......................................   2.6
Computers..................................................   2.2
Insurance-Multi-line.......................................   2.0
Telephone-Integrated.......................................   2.0
U.S. Government Treasuries.................................   2.0
Wireless Equipment.........................................   1.8
Aerospace/Defense..........................................   1.7
Diversified Financial Services.............................   1.5
Electronic Components-Semiconductors.......................   1.5
Oil Companies-Integrated...................................   1.5
Applications Software......................................   1.4
Oil & Gas Drilling.........................................   1.4
Oil-Field Services.........................................   1.4
Cosmetics & Toiletries.....................................   1.2
Medical Products...........................................   1.2
Medical-Drugs..............................................   1.2
Multimedia.................................................   1.2
Retail-Discount............................................   1.2
Beverages-Non-alcoholic....................................   1.1
Medical-Generic Drugs......................................   1.1
Airlines...................................................   1.0
Data Processing/Management.................................   1.0
Medical-Wholesale Drug Distribution........................   1.0
Pipelines..................................................   1.0
Medical Instruments........................................   0.9
Banks-Commercial...........................................   0.8
Cable TV...................................................   0.8
Finance-Mortgage Loan/Banker...............................   0.8
Computer Aided Design......................................   0.7
Cruise Lines...............................................   0.7
Government National Mtg. Assoc. ...........................   0.7
Insurance-Life/Health......................................   0.7
Investment Management/Advisor Services.....................   0.7
Medical-HMO................................................   0.7
Non-Hazardous Waste Disposal...............................   0.7
Oil Companies-Exploration & Production.....................   0.7
Retail-Regional Department Stores..........................   0.7
U.S. Government Agencies...................................   0.7
Auto-Heavy Duty Trucks.....................................   0.6
Casino Hotels..............................................   0.6
Electronic Forms...........................................   0.6
Food-Confectionery.........................................   0.6
Insurance-Property/Casualty................................   0.6
Machinery-Construction & Mining............................   0.6
Retail-Apparel/Shoe........................................   0.6
Retail-Restaurants.........................................   0.6
Computers-Memory Devices...................................   0.5
Food-Retail................................................   0.5
Metal-Aluminum.............................................   0.5
Networking Products........................................   0.5
Commercial Services........................................   0.4
Commercial Services-Finance................................   0.4
Industrial Automated/Robotic...............................   0.4
Insurance-Reinsurance......................................   0.4
Oil Field Machinery & Equipment............................   0.4
Retail-Jewelry.............................................   0.4
Semiconductors Components-Integrated Circuits..............   0.4
Telecom Services...........................................   0.4
Tobacco....................................................   0.4
United States Treasury Bonds...............................   0.4
Casino Services............................................   0.3
Diversified Minerals.......................................   0.3
E-Commerce/Services........................................   0.3
Forestry...................................................   0.3
Hotels/Motels..............................................   0.3
Medical Information Systems................................   0.3
Medical Labs & Testing Services............................   0.3
Medical-Biomedical/Gene....................................   0.3
Oil Refining & Marketing...................................   0.3
Pharmacy Services..........................................   0.3
Publishing-Books...........................................   0.3
Savings & Loans/Thrifts....................................   0.3
Athletic Footwear..........................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.2
Banks-Fiduciary............................................   0.2
Beverages-Wine/Spirits.....................................   0.2
Chemicals-Specialty........................................   0.2
Computers-Integrated Systems...............................   0.2
Consumer Products-Misc. ...................................   0.2
Finance-Other Services.....................................   0.2
Financial Guarantee Insurance..............................   0.2
Mining.....................................................   0.2
Rental Auto/Equipment......................................   0.2
Retail-Building Products...................................   0.2
Semiconductor Equipment....................................   0.2
Sovereign..................................................   0.2
Television.................................................   0.2
Therapeutics...............................................   0.2
Transport-Services.........................................   0.2
Web Portals/ISP............................................   0.2
Aerospace/Defense-Equipment................................   0.1
Auto-Cars/Light Trucks.....................................   0.1
Brewery....................................................   0.1
Building & Construction Products-Misc. ....................   0.1
Cellular Telecom...........................................   0.1
Coatings/Paint.............................................   0.1
Collectibles...............................................   0.1
Computers-Periphery Equipment..............................   0.1
Containers-Paper/Plastic...................................   0.1
Dialysis Centers...........................................   0.1
Electric Products-Misc. ...................................   0.1
Electronic Measurement Instruments.........................   0.1
Electronic Parts Distribution..............................   0.1
Electronics-Military.......................................   0.1
Engineering/R&D Services...................................   0.1

---------------------
    16

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

Enterprise Software/Service................................   0.1
Finance-Commercial.........................................   0.1
Finance-Credit Card........................................   0.1
Food-Misc. ................................................   0.1
Food-Wholesale/Distribution................................   0.1
Human Resources............................................   0.1
Instruments-Scientific.....................................   0.1
Internet Application Software..............................   0.1
Machine Tools & Related Products...........................   0.1
Medical-Hospitals..........................................   0.1
Metal Processors & Fabrication.............................   0.1
Non-Ferrous Metals.........................................   0.1
Office Furnishings-Original................................   0.1
Publishing-Newspapers......................................   0.1
Respiratory Products.......................................   0.1
Special Purpose Entities...................................   0.1
Steel-Producers............................................   0.1
Steel-Specialty............................................   0.1
Toys.......................................................   0.1
Transport-Marine...........................................   0.1
Ultra Sound Imaging Systems................................   0.1
                                                             ----
                                                             99.7%
                                                             ====

------------

* Calculated as a percentage of net assets.

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 65.9%
ADVANCED MATERIALS -- 0.0%
  Ceradyne, Inc.+...................            400      $     22,600
                                                         ------------
ADVERTISING SERVICES -- 0.0%
  Getty Images, Inc.+...............          3,800           162,716
                                                         ------------
AEROSPACE/DEFENSE -- 1.5%
  Boeing Co. .......................         51,800         4,601,912
  General Dynamics Corp. ...........          1,100            81,785
  Lockheed Martin Corp. ............         16,000         1,473,120
  Northrop Grumman Corp. ...........          3,300           223,410
                                                         ------------
                                                            6,380,227
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
  DRS Technologies, Inc. ...........          4,200           221,256
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.0%
  Archer-Daniels-Midland Co. .......          2,300            73,508
  Eden Bioscience Corp. ............          2,700             1,539
                                                         ------------
                                                               75,047
                                                         ------------
AIRLINES -- 1.0%
  Alaska Air Group, Inc.+...........         17,900           707,050
  AMR Corp.+........................         68,500         2,070,755
  Cathay Pacific Airways, Ltd.
    ADR.............................         11,000           134,200
  Continental Airlines, Inc., Class
    B+..............................         19,400           800,250
  Frontier Airlines Holdings,
    Inc. ...........................         14,500           107,300
  Southwest Airlines Co. ...........         14,100           216,012
                                                         ------------
                                                            4,035,567
                                                         ------------
APPAREL MANUFACTURER -- 0.0%
  Columbia Sportswear Co.+..........          2,000           111,400
                                                         ------------
APPLICATIONS SOFTWARE -- 1.4%
  Actuate Corp.+....................         14,300            84,942
  Microsoft Corp. ..................        184,600         5,512,156
  Quest Software, Inc.+.............          8,500           124,525
                                                         ------------
                                                            5,721,623
                                                         ------------
ATHLETIC FOOTWEAR -- 0.2%
  NIKE, Inc., Class B...............          7,500           742,725
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 0.1%
  Toyota Motor Co. ADR..............          2,900           389,499
                                                         ------------
AUTO-HEAVY DUTY TRUCKS -- 0.6%
  New Flyer Industries, Inc.*(8) ...         37,700           296,777
  PACCAR, Inc. .....................         35,237         2,286,881
                                                         ------------
                                                            2,583,658
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.2%
  Accuride Corp.+...................         13,300           149,758
  Johnson Controls, Inc. ...........          1,000            85,920
  Magna International, Inc., Class
    A...............................          6,000           483,300
  Tenneco, Inc.+....................          5,200           128,544
                                                         ------------
                                                              847,522
                                                         ------------
BANKS-COMMERCIAL -- 0.8%
  Banner Corp. .....................          1,930            85,576
  Barclays PLC ADR..................          2,000           116,280

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
BANKS-COMMERCIAL (CONTINUED)
  Capital Corp. of the West.........          4,100      $    131,569
  Center Financial Corp. ...........          1,400            33,558
  City National Corp. ..............          3,300           234,960
  East West Bancorp, Inc. ..........          8,369           296,430
  F.N.B. Corp. .....................          7,400           135,198
  First Republic Bank...............            450            17,586
  FirstMerit Corp. .................          6,460           155,945
  Greater Bay Bancorp...............          5,300           139,549
  Oriental Financial Group, Inc. ...          7,400            95,830
  Pacific Capital Bancorp...........          1,966            66,018
  TCF Financial Corp. ..............         47,600         1,305,192
  TrustCo Bank Corp. NY.............         13,800           153,456
  U.S.B. Holding Co., Inc. .........          5,137           123,802
  UCBH Holdings, Inc. ..............          3,400            59,704
  UnionBanCal Corp. ................          2,300           140,875
                                                         ------------
                                                            3,291,528
                                                         ------------
BANKS-FIDUCIARY -- 0.2%
  Bank of New York Co., Inc. .......          7,200           283,464
  Mellon Financial Corp. ...........         11,100           467,865
                                                         ------------
                                                              751,329
                                                         ------------
BANKS-SUPER REGIONAL -- 2.3%
  Bank of America Corp. ............         47,698         2,546,596
  PNC Financial Services Group,
    Inc. ...........................          3,900           288,756
  SunTrust Banks, Inc. .............          2,300           194,235
  US Bancorp........................         19,900           720,181
  Wachovia Corp. ...................         38,000         2,164,100
  Wells Fargo & Co. ................        105,830         3,763,315
                                                         ------------
                                                            9,677,183
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 1.1%
  Coca-Cola Co. ....................          5,500           265,375
  PepsiCo, Inc. ....................         69,000         4,315,950
                                                         ------------
                                                            4,581,325
                                                         ------------
BEVERAGES-WINE/SPIRITS -- 0.2%
  Brown-Forman Corp., Class B.......          6,000           397,440
  Diageo PLC ADR....................          5,700           452,067
                                                         ------------
                                                              849,507
                                                         ------------
BREWERY -- 0.1%
  Anheuser-Busch Cos., Inc. ........          1,600            78,720
  SABMiller PLC ADR.................          9,600           221,760
                                                         ------------
                                                              300,480
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.1%
  Simpson Manufacturing Co.,
    Inc. ...........................          7,300           231,045
  Vulcan Materials Co. .............          3,900           350,493
                                                         ------------
                                                              581,538
                                                         ------------
BUILDING PRODUCTS-CEMENT -- 0.0%
  Cemex SA de CV ADR................          1,000            33,880
                                                         ------------
BUILDING-MOBILEHOME/MANUFACTURED
  HOUSING -- 0.1%
  MonaCo. Coach Corp. ..............         14,000           198,240
                                                         ------------

---------------------
    18

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BUILDING-
  RESIDENTIAL/COMMERCIAL -- 0.0%
  KB Home Corp. ....................          1,500      $     76,920
                                                         ------------
CABLE TV -- 0.4%
  Comcast Corp., Class A+...........         38,014         1,609,133
                                                         ------------
CELLULAR TELECOM -- 0.1%
  US Cellular Corp.+................          1,800           125,262
  Vodafone Group PLC ADR............         15,225           422,951
                                                         ------------
                                                              548,213
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.0%
  du Pont (E.I.) de Nemours &
    Co. ............................          2,200           107,162
                                                         ------------
CHEMICALS-SPECIALTY -- 0.2%
  Cabot Corp. ......................          5,400           235,278
  Lubrizol Corp. ...................         10,800           541,404
  Symyx Technologies, Inc.+.........          2,500            53,975
                                                         ------------
                                                              830,657
                                                         ------------
COATINGS/PAINT -- 0.1%
  Valspar Corp. ....................         19,100           527,924
                                                         ------------
COLLECTIBLES -- 0.1%
  Lenox Group, Inc. ................         23,200           148,480
  RC2 Corp.+........................          3,700           162,800
                                                         ------------
                                                              311,280
                                                         ------------
COMMERCIAL SERVICES -- 0.4%
  Convergys Corp.+..................          4,000            95,120
  Weight Watchers International,
    Inc. ...........................         31,000         1,628,430
                                                         ------------
                                                            1,723,550
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  Western Union Co.+................         78,900         1,768,938
                                                         ------------
COMPUTER AIDED DESIGN -- 0.7%
  Autodesk, Inc.+...................         73,600         2,977,856
                                                         ------------
COMPUTERS -- 2.2%
  Apple Computer, Inc.+.............         17,900         1,518,636
  Hewlett-Packard Co. ..............         84,000         3,459,960
  International Business Machines
    Corp. ..........................         41,600         4,041,440
                                                         ------------
                                                            9,020,036
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
  Diebold, Inc. ....................         13,500           629,100
  Radisys Corp.+....................          4,000            66,680
                                                         ------------
                                                              695,780
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.5%
  Hutchinson Technology, Inc.+......          2,300            54,211
  Network Appliance, Inc.+..........         46,700         1,834,376
                                                         ------------
                                                            1,888,587
                                                         ------------
COMPUTERS-PERIPHERY EQUIPMENT --0.1%
  Electronics for Imaging, Inc.+....         19,700           523,626
  InFocus Corp.+....................          1,100             2,937
                                                         ------------
                                                              526,563
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
CONSUMER PRODUCTS-MISC. -- 0.2%
  Central Garden & Pet Co.+.........          6,300      $    305,046
  Clorox Co. .......................          5,300           339,995
  Kimberly-Clark Corp. .............          2,100           142,695
                                                         ------------
                                                              787,736
                                                         ------------
COSMETICS & TOILETRIES -- 1.2%
  Colgate-Palmolive Co. ............         10,200           665,448
  Estee Lauder Cos., Inc., Class
    A...............................         11,400           465,348
  Procter & Gamble Co. .............         59,100         3,798,357
                                                         ------------
                                                            4,929,153
                                                         ------------
CRUISE LINES -- 0.5%
  Carnival Corp.(8).................         40,700         1,996,335
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 1.0%
  Acxiom Corp. .....................         12,900           330,885
  Automatic Data Processing,
    Inc. ...........................         11,700           576,225
  Fair Isaac Corp. .................          4,350           176,828
  Fidelity National Information
    Services, Inc. .................         23,646           947,968
  First Data Corp. .................         78,900         2,013,528
                                                         ------------
                                                            4,045,434
                                                         ------------
DIAGNOSTIC KITS -- 0.0%
  OraSure Technologies, Inc.+.......         14,600           120,596
                                                         ------------
DIALYSIS CENTERS -- 0.1%
  DaVita, Inc.+.....................          3,700           210,456
                                                         ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
  C.R. Bard, Inc. ..................            700            58,079
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.0%
  Building Materials Holding
    Corp. ..........................          2,700            66,663
                                                         ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 2.7%
  3M Co. ...........................          6,700           522,131
  Dover Corp. ......................          5,500           269,610
  Federal Signal Corp. .............         15,100           242,204
  General Electric Co. .............         92,900         3,456,809
  Griffon Corp.+....................          3,600            91,800
  Honeywell International, Inc. ....         72,400         3,275,376
  ITT Industries, Inc. .............          9,800           556,836
  Siemens AG ADR....................          3,300           325,215
  Teleflex, Inc. ...................          5,500           355,080
  Tyco International, Ltd. .........         71,000         2,158,400
                                                         ------------
                                                           11,253,461
                                                         ------------
DIVERSIFIED MINERALS -- 0.3%
  Anglo American PLC ADR............         44,100         1,076,481
                                                         ------------
E-COMMERCE/PRODUCTS -- 0.0%
  Blue Nile, Inc.+..................          2,700            99,603
                                                         ------------
E-COMMERCE/SERVICES -- 0.3%
  eBay, Inc.+.......................         47,000         1,413,290
                                                         ------------
E-SERVICES/CONSULTING -- 0.0%
  Websense, Inc.+...................            600            13,698
                                                         ------------
ELECTRIC PRODUCTS-MISC. -- 0.1%
  Emerson Electric Co. .............         11,000           484,990
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRIC-INTEGRATED -- 1.6%
  Allegheny Energy, Inc.+...........          9,000      $    413,190
  Dominion Resources, Inc. .........            700            58,688
  FPL Group, Inc. ..................         45,000         2,448,900
  NiSource, Inc. ...................         22,100           532,610
  OGE Energy Corp. .................         10,000           400,000
  Pinnacle West Capital Corp. ......         45,000         2,281,050
  Progress Energy, Inc. ............          5,600           274,848
  Xcel Energy, Inc. ................         10,900           251,354
                                                         ------------
                                                            6,660,640
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.0%
  Bel Fuse, Inc., Class B...........          3,800           132,202
                                                         ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 1.1%
  Agere Systems, Inc. ..............            200             3,834
  Intel Corp. ......................         29,200           591,300
  International Rectifier Corp.+....          1,200            46,236
  Lattice Semiconductor Corp.+......         12,000            77,760
  LSI Logic Corp.+..................          7,600            68,400
  Microchip Technology, Inc. .......         93,850         3,068,895
  NVIDIA Corp.+.....................          1,400            51,814
  Pixelworks, Inc.+.................         16,400            37,556
  QLogic Corp.+.....................          3,900            85,488
  Samsung Electronics Co., Ltd.
    GDR+*...........................            900           296,100
  SiRF Technology Holdings, Inc.+...          2,400            61,248
  Texas Instruments, Inc. ..........          6,100           175,680
                                                         ------------
                                                            4,564,311
                                                         ------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
  Mentor Graphics Corp.+............          1,500            27,045
  Synopsys, Inc.+...................          4,000           106,920
                                                         ------------
                                                              133,965
                                                         ------------
ELECTRONIC FORMS -- 0.6%
  Adobe Systems, Inc.+..............         65,008         2,673,129
                                                         ------------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 0.1%
  Itron, Inc.+......................            700            36,288
  LeCroy Corp.+.....................         11,900           136,969
  Tektronix, Inc. ..................          7,400           215,858
  Trimble Navigation, Ltd.+.........          1,900            96,387
                                                         ------------
                                                              485,502
                                                         ------------
ELECTRONIC PARTS DISTRIBUTION --0.1%
  Arrow Electronics, Inc.+..........          8,400           265,020
                                                         ------------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings,
    Inc. ...........................          3,700           302,586
                                                         ------------
ENERGY-ALTERNATE SOURCES -- 0.0%
  Headwaters, Inc.+.................          2,900            69,484
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.1%
  Jacobs Engineering Group, Inc.+...          5,900           481,086
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
ENTERPRISE SOFTWARE/SERVICE -- 0.1%
  BMC Software, Inc.+...............         11,100      $    357,420
  Hyperion Solutions Corp.+.........            300            10,782
  Sybase, Inc.+.....................          3,900            96,330
                                                         ------------
                                                              464,532
                                                         ------------
ENTERTAINMENT SOFTWARE -- 0.0%
  Electronic Arts, Inc.+............          2,500           125,900
                                                         ------------
FINANCE-AUTO LOANS -- 0.0%
  United PanAm Financial Corp.+.....          1,400            19,264
                                                         ------------
FINANCE-CREDIT CARD -- 0.1%
  Capital One Financial Corp. ......          2,919           224,238
                                                         ------------
FINANCE-INVESTMENT
  BANKER/BROKER -- 2.5%
  AG Edwards, Inc. .................          7,900           499,991
  Charles Schwab Corp. .............         25,200           487,368
  Citigroup, Inc. ..................         66,000         3,676,200
  Goldman Sachs Group, Inc. ........          4,300           857,205
  J.P. Morgan Chase & Co. ..........         67,200         3,245,760
  Lehman Brothers Holdings, Inc. ...          5,700           445,284
  Morgan Stanley....................          8,700           708,441
  Piper Jaffray Cos., Inc.+.........            800            52,120
  UBS AG............................          5,400           325,782
                                                         ------------
                                                           10,298,151
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.8%
  Countrywide Financial Corp. ......         21,300           904,185
  Freddie Mac.......................         33,500         2,274,650
                                                         ------------
                                                            3,178,835
                                                         ------------
FINANCIAL GUARANTEE INSURANCE --0.3%
  Ambac Financial Group, Inc. ......          4,800           427,536
  MGIC Investment Corp. ............          5,701           356,540
  PMI Group, Inc. ..................          5,235           246,935
                                                         ------------
                                                            1,031,011
                                                         ------------
FOOD-CANNED -- 0.0%
  Connors Bros. Income Fund(8)......          7,200            64,829
                                                         ------------
FOOD-CONFECTIONERY -- 0.6%
  The Hershey Co. ..................         46,000         2,290,800
  The J. M. Smucker Co. ............          1,800            87,246
  WM Wrigley Jr. Co. ...............          3,600           186,192
                                                         ------------
                                                            2,564,238
                                                         ------------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co.+...................          2,700           114,156
                                                         ------------
FOOD-MISC. -- 0.1%
  B&G Foods, Inc.(8)................          8,400           168,168
  Cadbury Schweppes PLC ADR.........          1,300            55,809
                                                         ------------
                                                              223,977
                                                         ------------

---------------------
    20

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOOD-RETAIL -- 0.3%
  Dairy Farm International Holdings,
    Ltd. ADR........................             80      $      1,348
  Kroger Co. .......................         45,800         1,056,606
                                                         ------------
                                                            1,057,954
                                                         ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
  Sysco Corp. ......................         10,800           397,008
                                                         ------------
FORESTRY -- 0.3%
  Plum Creek Timber Co., Inc. ......         16,500           657,525
  Weyerhaeuser Co. .................          9,300           657,045
                                                         ------------
                                                            1,314,570
                                                         ------------
GAS-DISTRIBUTION -- 0.1%
  Sempra Energy.....................          3,500           196,140
                                                         ------------
HEALTH CARE COST CONTAINMENT -- 0.0%
  McKesson Corp. ...................          3,600           182,520
                                                         ------------
HOTELS/MOTELS -- 0.3%
  Hilton Hotels Corp. ..............         26,700           931,830
  Red Lion Hotels Corp. ............         20,000           254,800
                                                         ------------
                                                            1,186,630
                                                         ------------
HUMAN RESOURCES -- 0.1%
  AMN Healthcare Services, Inc.+....          4,600           126,684
  Robert Half International,
    Inc. ...........................          5,500           204,160
                                                         ------------
                                                              330,844
                                                         ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.4%
  Intermec, Inc. ...................          3,300            80,091
  Rockwell Automation, Inc. ........         23,200         1,417,056
                                                         ------------
                                                            1,497,147
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.2%
  Applera Corp. ....................          4,000           146,760
  Dionex Corp.+.....................          5,450           309,069
  FEI Co.+..........................          5,700           150,309
                                                         ------------
                                                              606,138
                                                         ------------
INSURANCE BROKERS -- 0.0%
  eHealth, Inc. ....................             25               503
  Marsh & McLennan Cos., Inc. ......          5,700           174,762
                                                         ------------
                                                              175,265
                                                         ------------
INSURANCE-LIFE/HEALTH -- 0.7%
  AFLAC, Inc. ......................         36,800         1,692,800
  Lincoln National Corp. ...........          3,300           219,120
  Prudential Financial, Inc. .......          3,900           334,854
  StanCorp Financial Group, Inc. ...          9,000           405,450
  UnumProvident Corp. ..............          7,400           153,772
                                                         ------------
                                                            2,805,996
                                                         ------------
INSURANCE-MULTI-LINE -- 2.0%
  ACE, Ltd. ........................         26,400         1,599,048
  Allstate Corp. ...................         53,300         3,470,363
  Hartford Financial Services Group,
    Inc. ...........................         12,100         1,129,051
  HCC Insurance Holdings, Inc. .....         21,450           688,330

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
INSURANCE-MULTI-LINE (CONTINUED)
  ING Groep NV ADR..................         10,000      $    441,700
  Loews Corp. ......................          5,300           219,791
  MetLife, Inc. ....................          8,600           507,486
  United Fire & Casualty Co. .......          9,200           324,300
                                                         ------------
                                                            8,380,069
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  Chubb Corp. ......................          4,900           259,259
  Fidelity National Title Group,
    Inc., Class A...................         64,458         1,539,257
  Navigators Group, Inc.+...........          3,700           178,266
  SAFECO Corp. .....................            600            37,530
  Safety Insurance Group, Inc. .....          1,600            81,136
  State Auto Financial Corp. .......          4,100           142,393
  Stewart Information Services
    Corp. ..........................          1,500            65,040
                                                         ------------
                                                            2,302,881
                                                         ------------
INSURANCE-REINSURANCE -- 0.4%
  Aspen Insurance Holdings, Ltd. ...         25,000         1,367,500
  Max Re Capital, Ltd. .............         10,000           248,200
                                                         ------------
                                                            1,615,700
                                                         ------------
INTERNET APPLICATION SOFTWARE --0.1%
  Art Technology Group, Inc.+.......         50,375           117,374
  Lionbridge Technologies, Inc.+....         13,200            85,008
  RealNetworks, Inc.+...............          9,000            98,460
  WebEx Communications, Inc.+.......          3,400           118,626
                                                         ------------
                                                              419,468
                                                         ------------
INTERNET SECURITY -- 0.0%
  Symantec Corp.+...................          3,200            66,720
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.7%
  AllianceBernstein Holding LP......          2,000           160,800
  Ameriprise Financial, Inc. .......          2,000           109,000
  Franklin Resources, Inc. .........         16,900         1,861,873
  Legg Mason, Inc. .................          3,600           342,180
  T. Rowe Price Group, Inc. ........          8,500           372,045
                                                         ------------
                                                            2,845,898
                                                         ------------
LASERS-SYSTEM/COMPONENTS -- 0.0%
  Electro Scientific Industries,
    Inc.+...........................          4,500            90,630
                                                         ------------
MACHINE TOOLS & RELATED
  PRODUCTS -- 0.1%
  Lincoln Electric Holdings,
    Inc. ...........................          7,400           447,108
                                                         ------------
MACHINERY-CONSTRUCTION &
  MINING -- 0.7%
  Caterpillar, Inc. ................         44,000         2,698,520
                                                         ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.0%
  Gardner Denver, Inc.+.............          3,200           119,392
                                                         ------------
MACHINERY-MATERIAL HANDLING -- 0.0%
  Cascade Corp. ....................          3,100           163,990
                                                         ------------
MEDICAL INFORMATION SYSTEMS -- 0.3%
  IMS Health, Inc. .................         48,601         1,335,555
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL INSTRUMENTS -- 0.9%
  Edwards Lifesciences Corp.+.......          9,200      $    432,768
  Medtronic, Inc. ..................         65,500         3,504,905
                                                         ------------
                                                            3,937,673
                                                         ------------
MEDICAL LABS & TESTING
  SERVICES -- 0.3%
  Covance, Inc.+....................         19,400         1,142,854
                                                         ------------
MEDICAL PRODUCTS -- 1.2%
  Becton, Dickinson & Co. ..........         19,800         1,388,970
  Johnson & Johnson.................         46,200         3,050,124
  Mentor Corp. .....................          3,700           180,819
  Stryker Corp. ....................          1,000            55,110
  Varian Medical Systems, Inc.+.....          6,600           313,962
  Zimmer Holdings, Inc.+............            800            62,704
                                                         ------------
                                                            5,051,689
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.2%
  Affymetrix, Inc.+.................          1,500            34,590
  American Oriental Bioengineering,
    Inc. ...........................            500             5,835
  Amgen, Inc.+......................          5,900           403,029
  Genentech, Inc.+..................          3,600           292,068
  Martek Biosciences Corp.+.........          2,300            53,682
                                                         ------------
                                                              789,204
                                                         ------------
MEDICAL-DRUGS -- 1.2%
  Abbott Laboratories...............         12,550           611,311
  Allergan, Inc. ...................          4,968           594,868
  AstraZeneca PLC ADR...............          4,800           257,040
  Eli Lilly & Co. ..................         18,000           937,800
  GlaxoSmithKline PLC ADR...........          4,800           253,248
  Novartis AG ADR...................          5,400           310,176
  Pfizer, Inc. .....................         30,600           792,540
  Roche Holding AG ADR..............          3,600           321,840
  Sanofi-Aventis ADR................          1,100            50,787
  Schering-Plough Corp. ............          9,000           212,760
  Wyeth.............................         16,000           814,720
                                                         ------------
                                                            5,157,090
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.9%
  Mylan Laboratories, Inc. .........         63,600         1,269,456
  Par Pharmaceutical Cos., Inc.+....          3,600            80,532
  Teva Pharmaceutical Industries,
    Ltd. ADR........................         75,600         2,349,648
  Watson Pharmaceuticals, Inc.+.....          4,400           114,532
                                                         ------------
                                                            3,814,168
                                                         ------------
MEDICAL-HMO -- 0.7%
  Health Net, Inc.+.................         19,000           924,540
  WellPoint, Inc.+..................         25,000         1,967,250
                                                         ------------
                                                            2,891,790
                                                         ------------
MEDICAL-HOSPITALS -- 0.1%
  LifePoint Hospitals, Inc.+........          1,700            57,290
  Universal Health Services, Inc.,
    Class B.........................          8,900           493,327
                                                         ------------
                                                              550,617
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
MEDICAL-NURSING HOMES -- 0.0%
  Kindred Healthcare, Inc.+.........          5,900      $    148,975
                                                         ------------
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.6%
  AmerisourceBergen Corp. ..........          3,400           152,864
  Cardinal Health, Inc. ............         34,100         2,197,063
                                                         ------------
                                                            2,349,927
                                                         ------------
METAL PROCESSORS &
  FABRICATION -- 0.1%
  Ladish Co,. Inc.+.................          3,600           133,488
  Precision Castparts Corp. ........          3,100           242,668
                                                         ------------
                                                              376,156
                                                         ------------
METAL-ALUMINUM -- 0.5%
  Alcoa, Inc. ......................         66,600         1,998,666
  Century Aluminum Co.+.............          3,200           142,880
                                                         ------------
                                                            2,141,546
                                                         ------------
MINING -- 0.2%
  Barrick Gold Corp. ...............          8,500           260,950
  Kingsgate Consolidated, Ltd. .....         63,151           209,363
  Randgold Resources, Ltd.+.........          6,700           157,182
                                                         ------------
                                                              627,495
                                                         ------------
MISCELLANEOUS MANUFACTURING -- 0.0%
  Arctic Glacier Income Fund(8).....         15,100           162,116
                                                         ------------
MULTIMEDIA -- 0.9%
  News Corp., Class B...............         12,000           267,120
  The McGraw-Hill Cos., Inc. .......         13,500           918,270
  Time Warner, Inc. ................         19,600           426,888
  Viacom, Inc., Class A.............         10,850           444,958
  Viacom, Inc., Class B+............         28,000         1,148,840
  Walt Disney Co. ..................         10,800           370,116
                                                         ------------
                                                            3,576,192
                                                         ------------
NETWORKING PRODUCTS -- 0.5%
  Cisco Systems, Inc.+..............         67,400         1,842,042
  Polycom, Inc.+....................          1,900            58,729
                                                         ------------
                                                            1,900,771
                                                         ------------
NON-FERROUS METALS -- 0.1%
  Minara Resources, Ltd. ...........         76,735           354,339
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
  Allied Waste Industries, Inc.+....         15,000           184,350
  Republic Services, Inc. ..........         10,100           410,767
  Waste Connections, Inc.+..........          2,200            91,410
  Waste Management, Inc. ...........         24,900           915,573
                                                         ------------
                                                            1,602,100
                                                         ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.1%
  HNI Corp. ........................         10,000           444,100
                                                         ------------
OFFICE SUPPLIES & FORMS -- 0.0%
  Avery Dennison Corp. .............            900            61,137
                                                         ------------

---------------------
    22

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL & GAS DRILLING -- 1.4%
  ENSCO International, Inc. ........         24,000      $  1,201,440
  GlobalSantaFe Corp. ..............         49,400         2,903,732
  Nabors Industries, Ltd.+..........         55,200         1,643,856
                                                         ------------
                                                            5,749,028
                                                         ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.7%
  Apache Corp. .....................          2,700           179,577
  Berry Petroleum Co., Class A......          7,600           235,676
  Cimarex Energy Co. ...............         16,100           587,650
  Comstock Resources, Inc.+.........          3,000            93,180
  Daylight Resources Trust(8).......          9,900            86,733
  Devon Energy Corp. ...............          2,100           140,868
  Encore Acquisition Co.+...........          4,300           105,479
  Enerplus Reserve Fund(8)..........          2,800           122,108
  Harvest Energy Trust(8)...........          7,500           168,450
  Noble Energy, Inc. ...............         10,300           505,421
  St. Mary Land & Exploration
    Co. ............................          2,800           103,152
  Vermilion Energy Trust(8).........          6,500           195,087
  XTO Energy, Inc. .................          7,900           371,695
  Zargon Energy Trust(8)............          2,400            51,019
                                                         ------------
                                                            2,946,095
                                                         ------------
OIL COMPANIES-INTEGRATED -- 1.2%
  Chevron Corp. ....................         16,992         1,249,422
  Exxon Mobil Corp. ................         43,500         3,333,405
  Hess Corp. .......................          2,500           123,925
  Occidental Petroleum Corp. .......          8,900           434,587
                                                         ------------
                                                            5,141,339
                                                         ------------
OIL FIELD MACHINERY &
  EQUIPMENT -- 0.4%
  CARBO Ceramics, Inc. .............            500            18,685
  National-Oilwell Varco, Inc.+.....         25,600         1,566,208
                                                         ------------
                                                            1,584,893
                                                         ------------
OIL REFINING & MARKETING -- 0.0%
  Tesoro Petroleum Corp. ...........          2,100           138,117
                                                         ------------
OIL-FIELD SERVICES -- 1.2%
  Baker Hughes, Inc. ...............          6,000           447,960
  Schlumberger, Ltd. ...............         65,100         4,111,716
  Tidewater, Inc. ..................         10,300           498,108
                                                         ------------
                                                            5,057,784
                                                         ------------
PAPER & RELATED PRODUCTS -- 0.0%
  International Paper Co. ..........          4,000           136,400
                                                         ------------
PHARMACY SERVICES -- 0.3%
  Caremark Rx, Inc. ................          5,300           302,683
  Express Scripts, Inc.+............         11,800           844,880
                                                         ------------
                                                            1,147,563
                                                         ------------
PIPELINES -- 0.1%
  El Paso Corp. ....................          7,000           106,960
  Enterprise Productions Partners
    LP..............................          3,100            89,838

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
PIPELINES (CONTINUED)
  Kinder Morgan Energy Partners LP..          3,400      $    162,860
  Williams Cos., Inc. ..............          6,800           177,616
                                                         ------------
                                                              537,274
                                                         ------------
PUBLISHING-NEWSPAPERS -- 0.1%
  McClatchy Co., Class A............          3,511           152,026
  Tribune Co. ......................          5,600           172,368
                                                         ------------
                                                              324,394
                                                         ------------
PUBLISHING-PERIODICALS -- 0.0%
  Idearc, Inc.+.....................          1,095            31,372
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS --4.4%
  Alexandria Real Estate Equities,
    Inc. ...........................          5,500           552,200
  AMB Property Corp. ...............         13,700           802,957
  Archstone-Smith Trust.............          1,500            87,315
  AvalonBay Communities, Inc. ......          2,500           325,125
  Boston Properties, Inc. ..........          3,000           335,640
  Corporate Office Properties
    Trust...........................         10,300           519,841
  Developers Diversified Realty
    Corp. ..........................         10,600           667,270
  Duke Realty Corp. ................          6,100           249,490
  EastGroup Properties, Inc. .......          3,300           176,748
  Entertainment Properties Trust....          9,100           531,804
  Equity Inns, Inc. ................         22,900           365,484
  Equity One, Inc. .................          5,100           135,966
  Equity Residential................         14,200           720,650
  Essex Property Trust, Inc. .......          2,000           258,500
  General Growth Properties,
    Inc. ...........................         22,100         1,154,283
  Global Signal Inc. ...............          3,500           184,345
  Health Care Property Investors,
    Inc. ...........................         52,415         1,929,920
  Health Care REIT, Inc. ...........          2,000            86,040
  Healthcare Realty Trust, Inc. ....          7,500           296,550
  Hospitality Properties Trust......          5,900           280,427
  Host Marriott Corp. ..............         24,900           611,295
  iStar Financial, Inc. ............          7,600           363,432
  Kimco Realty Corp. ...............         14,381           646,426
  Mid-America Apartment Communities,
    Inc. ...........................          2,800           160,272
  National Retail Properties,
    Inc. ...........................         10,400           238,680
  Nationwide Health Properties,
    Inc. ...........................         44,100         1,332,702
  Omega Healthcare Investors,
    Inc. ...........................         12,500           221,500
  ProLogis..........................         14,800           899,396
  Public Storage, Inc. .............          4,300           419,250
  Redwood Trust, Inc. ..............          8,300           482,064
  Simon Property Group, Inc. .......          6,400           648,256
  SL Green Realty Corp. ............          3,500           464,730
  The Macerich Co. .................          7,800           675,246
  United Dominion Realty Trust,
    Inc. ...........................         15,200           483,208
  Vornado Realty Trust..............          4,900           595,350
  Weingarten Realty Investors.......          7,100           327,381
  Winston Hotels, Inc. .............         21,500           284,875
                                                         ------------
                                                           18,514,618
                                                         ------------
REAL ESTATE OPERATIONS &
  DEVELOPMENT -- 0.0%
  Brookfield Properties Corp. ......          1,700            66,861
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RECYCLING -- 0.0%
  Metal Management, Inc. ...........          4,400      $    166,540
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Aaron Rents, Inc. ................         15,300           440,334
  McGrath Rentcorp..................          6,500           199,095
                                                         ------------
                                                              639,429
                                                         ------------
RESPIRATORY PRODUCTS -- 0.1%
  ResMed, Inc.+.....................          4,300           211,646
                                                         ------------
RETAIL-APPAREL/SHOE -- 0.6%
  Children's Place Retail Stores,
    Inc.+...........................            800            50,816
  Nordstrom, Inc. ..................         53,100         2,619,954
                                                         ------------
                                                            2,670,770
                                                         ------------
RETAIL-AUTOMOBILE -- 0.0%
  Copart, Inc.+.....................          4,400           132,000
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 0.2%
  Lowe's Cos., Inc. ................         20,000           623,000
                                                         ------------
RETAIL-DISCOUNT -- 1.2%
  Costco Wholesale Corp. ...........         33,000         1,744,710
  Target Corp. .....................          8,900           507,745
  Wal-Mart Stores, Inc. ............         57,000         2,632,260
                                                         ------------
                                                            4,884,715
                                                         ------------
RETAIL-JEWELRY -- 0.4%
  Tiffany & Co. ....................         42,900         1,683,396
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
  Suburban Propane Partners,
    LP(8)...........................          3,300           125,433
                                                         ------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.7%
  Kohl's Corp.+.....................         43,000         2,942,490
                                                         ------------
RETAIL-RESTAURANTS -- 0.6%
  McDonald's Corp. .................          8,700           385,671
  Papa John's International,
    Inc.+...........................          6,400           185,664
  Starbucks Corp.+..................         14,700           520,674
  Yum! Brands, Inc. ................         26,100         1,534,680
                                                         ------------
                                                            2,626,689
                                                         ------------
RETAIL-VIDEO RENTALS -- 0.0%
  Blockbuster, Inc., Class A........         15,000            79,350
  Movie Gallery, Inc. ..............         16,600            58,432
                                                         ------------
                                                              137,782
                                                         ------------
SATELLITE TELECOM -- 0.0%
  Asia Satellite Telecommunication
    Holdings, Ltd ADR...............          9,000           164,700
                                                         ------------
SAVINGS & LOANS/THRIFTS -- 0.3%
  BankUnited Financial Corp. Class
    A...............................          1,600            44,736
  Dime Community Bancshares.........          3,500            49,035
  Washington Federal, Inc. .........         44,759         1,053,179
                                                         ------------
                                                            1,146,950
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.2%
  Applied Materials, Inc. ..........         26,000           479,700
  Axcelis Technologies, Inc.+.......         23,100           134,673
  Credence Systems Corp.+...........         13,500            70,200

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
  KLA-Tencor Corp. .................          2,100      $    104,475
  Novellus Systems, Inc.+...........          1,200            41,304
                                                         ------------
                                                              830,352
                                                         ------------
SEMICONDUCTORS COMPONENTS-
  INTEGRATED CIRCUITS -- 0.1%
  Exar Corp.+.......................            700             9,100
  Linear Technology Corp. ..........          5,900           178,888
  Maxim Integrated Products,
    Inc. ...........................            900            27,558
                                                         ------------
                                                              215,546
                                                         ------------
STEEL-PRODUCERS -- 0.1%
  Reliance Steel & Aluminum Co. ....            600            23,628
  Schnitzer Steel Industries, Inc,
    Class A.........................          7,950           315,615
                                                         ------------
                                                              339,243
                                                         ------------
STEEL-SPECIALTY -- 0.1%
  Allegheny Technologies, Inc. .....          3,600           326,448
                                                         ------------
STORAGE/WAREHOUSING -- 0.0%
  Versacold Income Fund(8)..........         19,600           151,099
                                                         ------------
TELECOM SERVICES -- 0.1%
  Embarq Corp. .....................          2,200           115,632
  Iowa Telecommunications Services,
    Inc. ...........................          5,100           100,521
  Premiere Global Services, Inc.+...          6,900            65,136
  USA Mobility, Inc.+...............         12,600           281,862
                                                         ------------
                                                              563,151
                                                         ------------
TELEPHONE-INTEGRATED -- 1.7%
  ALLTEL Corp. .....................          5,800           350,784
  AT&T, Inc. .......................         74,900         2,677,675
  Citizens Communications Co. ......         29,000           416,730
  Deutsche Telekom AG ADR...........          2,800            50,960
  France Telecom SA ADR.............          3,300            91,410
  Sprint Corp. .....................         73,000         1,378,970
  Telefonica SA ADR.................            700            44,625
  Telstra Corp., Ltd. ADR...........          5,000            81,900
  Verizon Communications, Inc. .....         43,400         1,616,216
  Windstream Corp. .................         33,753           479,968
                                                         ------------
                                                            7,189,238
                                                         ------------
TELEVISION -- 0.2%
  CBS Corp., Class B................         25,200           785,736
                                                         ------------
THERAPEUTICS -- 0.1%
  Amylin Pharmaceuticals, Inc.+.....          1,500            54,105
  CV Therapeutics, Inc.+............          5,300            73,988
  Dendreon Corp.+...................          7,800            32,526
  Gilead Sciences, Inc.+............          1,400            90,902
                                                         ------------
                                                              251,521
                                                         ------------
TOBACCO -- 0.4%
  Altria Group, Inc. ...............         17,500         1,501,850
                                                         ------------
TOOLS-HAND HELD -- 0.0%
  Black & Decker Corp. .............          1,500           119,955
                                                         ------------

---------------------
    24

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                      SHARES/PRINCIPAL      VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TOYS -- 0.1%
  Mattel, Inc. .....................    $    14,800           335,368
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.0%
  VeriFone Holdings, Inc.+..........            500            17,700
                                                         ------------
TRANSPORT-EQUIPMENT & LEASING --0.0%
  Greenbrier Companies, Inc. .......          6,200           186,000
                                                         ------------
TRANSPORT-MARINE -- 0.1%
  A/S Dampskibsselskabet Torm ADR...          3,500           229,250
  OMI Corp. ........................          2,300            48,691
  Ship Finance International, Ltd.
    (New York)......................          6,300           149,688
                                                         ------------
                                                              427,629
                                                         ------------
TRANSPORT-SERVICES -- 0.2%
  Expeditors International of
    Washington, Inc. ...............         10,600           429,300
  FedEx Corp. ......................          3,300           358,446
                                                         ------------
                                                              787,746
                                                         ------------
TRAVEL SERVICE -- 0.0%
  Ambassadors Group, Inc. ..........          3,500           106,225
                                                         ------------
ULTRA SOUND IMAGING SYSTEMS -- 0.1%
  SonoSite, Inc.+...................         10,800           334,044
                                                         ------------
VETERINARY DIAGNOSTICS -- 0.0%
  VCA Antech, Inc.+.................          5,813           187,120
                                                         ------------
WEB PORTALS/ISP -- 0.2%
  Google, Inc., Class A+............            675           310,824
  Yahoo!, Inc.+.....................         16,600           423,964
                                                         ------------
                                                              734,788
                                                         ------------
WIRELESS EQUIPMENT -- 1.8%
  Motorola, Inc. ...................        133,000         2,734,480
  Nokia Oyj ADR.....................        122,700         2,493,264
  QUALCOMM, Inc. ...................         60,100         2,271,179
                                                         ------------
                                                            7,498,923
                                                         ------------
TOTAL COMMON STOCK
  (cost $216,732,664)...............                      274,541,522
                                                         ------------
PREFERRED STOCK -- 0.0%
REAL ESTATE INVESTMENT
  TRUSTS -- 0.0%
  The Mills Corp., Series E
    8.75% due 05/05/08
    (cost $72,044)..................    $     3,200            73,792
                                                         ------------
ASSET BACKED SECURITIES -- 1.6%
DIVERSIFIED FINANCIAL
  SERVICES -- 1.6%
  Banc of America Mtg. Securities,
    Inc. Series 2004-4, Class 2A1
    5.50% due 05/25/34(1)...........      1,222,293         1,200,781
  Countrywide Alternative Loan Trust
    Series 2003-13T1, Class A1
    4.00% due 08/25/33(1)...........        248,723           243,990
  Countrywide Home Loans Series
    2003-50, Class A1
    5.00% due 11/25/18(1)...........        850,575           831,182

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  Countrywide Home Loans Series
    2004-4, Class A5
    5.25% due 05/25/34(1)...........    $ 1,500,000      $  1,475,043
  CS First Boston Mtg. Securities
    Corp. Series 2003-8, Class 1A1
    5.75% due 04/25/33(1)...........      1,021,394         1,014,500
  Federal Home Loan Mtg. Corp.,
    Series 1993-248, Class SA
    5.01% due 08/25/23(1)(3)........        286,813           283,222
  Northwest Airlines
    Series 1996-1, Class C
    8.97% due 07/02/16(2)...........         26,006            25,616
  Prime Mtg. Trust Series 2004-2,
    Class A2
    4.75% due 11/25/19(1)...........      1,078,512         1,042,450
  Vendee Mtg. Trust
    Series 2000-3, Class 2H
    7.50% due 11/15/14..............        473,519           473,528
  WFS Financial Owner Trust
    Series 2004-3, Class A4
    5.80% due 02/17/12..............        250,000           246,725
                                                         ------------
TOTAL ASSET BACKED SECURITIES
  (cost $6,968,376).................                        6,837,037
                                                         ------------
CONVERTIBLE BONDS & NOTES -- 1.1%
CABLE TV -- 0.1%
  EchoStar Communications Corp. Sub.
    Notes
    5.75% due 05/15/08..............        250,000           254,688
                                                         ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.3%
  Conexant Systems, Inc.
    Sub. Notes
    4.00% due 02/01/07..............      1,500,000         1,494,375
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.1%
  Inhale Therapeutics
    Sub. Notes
    5.00% due 02/08/07..............        250,000           247,500
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.2%
  IVAX Corp. Senior
    Sub. Notes
    4.50% due 05/15/08..............        750,000           739,687
                                                         ------------
SEMICONDUCTORS COMPONENTS-
  INTEGRATED CIRCUITS -- 0.3%
  TriQuint Semiconductor, Inc.
    Sub. Notes
    4.00% due 03/01/07..............      1,250,000         1,240,625
                                                         ------------
THERAPEUTICS -- 0.1%
  CV Therapeutics, Inc.
    Senior Sub. Debentures
    2.00% due 05/16/23..............        500,000           417,500
                                                         ------------
TOTAL CONVERTIBLE BONDS & NOTES
  (cost $4,352,621).................                        4,394,375
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 8.1%
AEROSPACE/DEFENSE -- 0.1%
  Lockheed Martin Corp.
    Notes
    6.15% due 09/01/36..............    $   500,000      $    525,320
                                                         ------------
BANKS-SUPER REGIONAL -- 0.2%
  Fifth Third Bank
    Notes
    2.70% due 01/30/07..............        250,000           249,563
  Wells Fargo & Co.
    Sub. Notes
    4.63% due 04/15/14..............        750,000           710,392
                                                         ------------
                                                              959,955
                                                         ------------
CABLE TV -- 0.3%
  FrontierVision Operating
    Partnership LP
    Senior Sub. Notes
    11.00% due 10/15/06+(2).........        500,000           750,000
  Tele-Communications, Inc.
    Senior Notes
    7.88% due 08/01/13..............        500,000           555,978
                                                         ------------
                                                            1,305,978
                                                         ------------
CASINO HOTELS -- 0.6%
  Park Place Entertainment Corp.
    Senior Sub. Notes
    7.50% due 09/01/09..............        750,000           778,257
  Riviera Holdings Corp.
    Company Guar. Notes
    11.00% due 06/15/10.............      1,500,000         1,590,000
                                                         ------------
                                                            2,368,257
                                                         ------------
CASINO SERVICES -- 0.3%
  OED Corp./Diamond Jo LLC Sr.
    Secured Notes
    8.75% due 04/15/12..............      1,250,000         1,237,500
                                                         ------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
  Jefferson Smurfit Corp.
    Senior Guar. Notes
    8.25% due 10/01/12..............        500,000           487,500
                                                         ------------
ELECTRIC-INTEGRATED -- 1.2%
  Illinois Power Co.
    1st Mtg. Bonds
    7.50% due 06/15/09..............        670,000           696,490
  Metropolitan Edison Co.
    Sec. Notes
    4.95% due 03/15/13..............        500,000           481,171
  Mirant Americas Generation LLC
    Senior Notes
    8.50% due 10/01/21..............      1,000,000         1,012,500
  Pacific Gas & Electric Co.
    Notes
    4.20% due 03/01/11..............        500,000           478,581
  Pacificorp
    1st Mtg. Bonds
    5.25% due 06/15/35..............      1,000,000           915,357

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
ELECTRIC-INTEGRATED (CONTINUED)
  Public Service Co. of New Mexico
    Senior Sub. Notes
    4.40% due 09/15/08..............    $   500,000      $    490,839
  Texas-New Mexico Power
    Senior Notes
    6.25% due 01/15/09..............        500,000           506,190
  TXU Electric Delivery Co.
    Debentures
    7.00% due 09/01/22..............        500,000           537,828
                                                         ------------
                                                            5,118,956
                                                         ------------
ENERGY-ALTERNATE SOURCES -- 0.0%
  Covanta Energy Corp.
    9.25% due 03/01/22+(6)(7).......      1,500,000                 0
  Ogden Corp.
    9.25% due 03/01/22+(6)(7).......      1,500,000                 0
                                                         ------------
                                                                    0
                                                         ------------
FINANCE-COMMERCIAL -- 0.1%
  CIT Group, Inc.
    Senior Notes
    7.38% due 04/02/07..............        500,000           502,381
                                                         ------------
FINANCE-INVESTMENT
  BANKER/BROKER -- 0.9%
  Citigroup, Inc.
    Sub. Notes
    5.00% due 09/15/14..............      1,180,000         1,152,148
  Jefferies Group, Inc.
    Senior Notes
    7.75% due 03/15/12..............        500,000           544,217
  Legg Mason, Inc.
    Senior Notes
    6.75% due 07/02/08..............        500,000           509,926
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.00% due 02/17/09..............      1,000,000         1,016,289
  Morgan Stanley
    Senior Notes
    6.25% due 08/09/26..............        500,000           522,843
                                                         ------------
                                                            3,745,423
                                                         ------------
FINANCE-OTHER SERVICES -- 0.2%
  Athena Neurosciences Finance LLC
    Company Guar. Senior Notes
    7.25% due 02/21/08..............        750,000           765,000
                                                         ------------
FOOD-RETAIL -- 0.2%
  Fred Meyer, Inc.
    Sr. Notes
    7.45% due 03/01/08..............        800,000           817,319
                                                         ------------
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.4%
  Cardinal Health, Inc.
    Notes
    6.25% due 07/15/08..............        225,000           227,531
  Cardinal Health, Inc.
    Senior Notes
    6.75% due 02/15/11..............      1,500,000         1,571,447
                                                         ------------
                                                            1,798,978
                                                         ------------

---------------------
    26

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MULTIMEDIA -- 0.4%
  Cox Enterprises, Inc.
    Notes
    7.88% due 09/15/10*.............    $ 1,500,000      $  1,599,484
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
  Allied Waste North America, Inc.
    Senior Notes
    7.88% due 04/15/13..............        750,000           773,437
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10..............        500,000           531,854
                                                         ------------
                                                            1,305,291
                                                         ------------
OIL COMPANIES-INTEGRATED -- 0.2%
  Petro-Canada
    Notes
    4.00% due 07/15/13..............      1,000,000           907,985
                                                         ------------
OIL REFINING & MARKETING -- 0.2%
  Tesoro Corp.
    Sr. Unsecured Notes
    6.25% due 11/01/12..............      1,000,000           995,000
                                                         ------------
OIL-FIELD SERVICES -- 0.2%
  Hanover Compressor Co.
    Senior Notes
    4.75% due 03/15/08..............        750,000           734,063
                                                         ------------
PIPELINES -- 0.8%
  El Paso Natural Gas Co.
    Debentures
    7.50% due 11/15/26..............      1,800,000         2,017,361
  El Paso Natural Gas Co.
    Bonds
    8.38% due 06/15/32..............        500,000           605,470
  El Paso Natural Gas Co.
    Senior Notes
    7.63% due 08/01/10..............        250,000           261,250
  Southern Natural Gas Co.
    Notes
    8.00% due 03/01/32..............        500,000           584,250
                                                         ------------
                                                            3,468,331
                                                         ------------
PUBLISHING-BOOKS -- 0.3%
  Reed Elservier Capital Company
    Guar. Notes
    6.75% due 08/01/11..............      1,000,000         1,047,070
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS --0.7%
  Developers Diversified Realty
    Corp.
    Notes
    4.63% due 08/01/10..............      1,000,000           973,566
  Health Care Property Investors,
    Inc.
    Senior Notes
    6.00% due 03/01/15..............        750,000           745,789
  Shurgard Storage Centers, Inc.
    Notes
    5.88% due 03/15/13..............      1,000,000         1,021,158
                                                         ------------
                                                            2,740,513
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
SPECIAL PURPOSE ENTITY -- 0.1%
  CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*.............    $   250,000      $    244,375
                                                         ------------
TELECOM SERVICES -- 0.3%
  Qwest Corp.
    8.88% due 03/15/12..............      1,000,000         1,113,750
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $32,563,769)................                       33,788,429
                                                         ------------
FOREIGN CORPORATE BONDS &
  NOTES -- 0.5%
CRUISE LINES -- 0.2%
  Carnival Corp.
    Company Guar. Senior Notes
    3.75% due 11/15/07..............        250,000           246,613
  Royal Caribbean Cruises, Ltd.
    Senior Notes
    8.75% due 02/02/11..............        500,000           546,475
                                                         ------------
                                                              793,088
                                                         ------------
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International
    Finance BV
    Company Guar. Notes
    8.00% due 06/15/10..............      1,000,000         1,082,833
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $1,820,044).................                        1,875,921
                                                         ------------
FOREIGN GOVERNMENT AGENCIES -- 0.2%
SOVEREIGN -- 0.2%
  Federal Republic of Brazil
    Notes
    8.00% due 01/15/18
    (cost $675,891).................        791,000           879,592
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 16.0%
FEDERAL HOME LOAN MTG. CORP. -- 6.8%
    4.50% due 01/01/19..............        916,817           885,748
    4.50% due 07/01/19..............      1,086,442         1,048,258
    4.50% due 06/01/35..............      1,368,030         1,281,959
    5.00% due 04/01/35..............        844,427           815,641
    5.00% due 06/01/33..............        596,857           577,261
    5.00% due 08/01/33..............      1,663,369         1,608,025
    5.00% due 05/01/34..............      2,652,154         2,561,743
    5.00% due 10/01/35..............        939,062           906,399
    5.50% due 11/01/17..............        254,425           254,858
    5.50% due 01/01/18..............        479,081           479,896
    5.50% due 11/01/18..............        500,721           501,354
    5.50% due 07/01/19..............        536,341           536,466
    5.50% due 05/01/31..............        289,436           286,999
    5.50% due 10/15/31..............      2,000,000         1,991,133
    5.50% due 11/01/32..............        711,923           705,296
    5.50% due 04/01/33..............      1,081,536         1,071,485
    5.50% due 08/01/33..............        565,809           561,244
    5.50% due 12/01/33..............        902,811           894,175

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL HOME LOAN MTG. CORP.
  (CONTINUED)
    5.50% due 01/01/34..............    $ 1,948,608      $  1,929,114
    5.50% due 11/01/34..............      1,139,675         1,128,274
    5.50% due 09/01/35..............      1,122,820         1,110,644
    5.50% due 01/01/36..............        932,564           922,451
    5.50% due 04/01/36..............        971,222           960,396
    6.00% due 04/01/17..............        203,457           206,394
    6.00% due 05/01/17..............        359,663           364,850
    6.00% due 05/01/31..............        163,622           165,329
    6.00% due 09/01/32..............         92,703            93,608
    6.00% due 12/01/33..............        673,054           680,158
    6.00% due 05/01/34..............        689,405           695,015
    6.00% due 01/01/35..............      1,315,989         1,324,790
    6.50% due 02/01/14..............        136,226           139,308
    6.50% due 05/15/30..............        795,564           798,629
    6.50% due 01/01/32..............        289,329           296,128
    7.00% due 02/01/15..............         32,188            33,068
    7.00% due 03/01/15..............         89,085            91,507
    7.00% due 06/01/15..............         38,682            39,717
    7.00% due 12/01/15..............          7,160             7,352
    7.00% due 03/01/16..............         99,913           102,586
    7.00% due 02/01/27..............         81,660            84,280
    7.00% due 05/01/30..............            202               208
    7.00% due 01/01/32..............         75,869            78,041
    7.50% due 12/01/30..............        102,422           106,599
    7.50% due 01/01/31..............        135,738           141,274
    7.50% due 02/01/31..............         23,556            24,517
    8.00% due 08/01/30..............         23,341            24,529
                                                         ------------
                                                           28,516,706
                                                         ------------
FEDERAL NATIONAL MTG. ASSOC. -- 7.8%
    3.25% due 11/15/07..............      1,000,000           983,259
    4.00% due 10/01/18..............      3,074,187         2,902,957
    4.00% due 09/01/18..............      1,349,474         1,274,309
    4.50% due 12/01/18..............        588,242           569,117
    4.50% due 11/01/19..............      1,135,405         1,096,645
    5.00% due 01/01/18..............      1,110,988         1,094,640
    5.00% due 06/01/18..............        971,204           957,753
    5.00% due 10/01/18..............        720,836           710,617
    5.00% due 12/01/19..............      1,000,491           984,646
    5.00% due 04/01/34..............      1,396,442         1,349,898
    5.00% due 06/01/34..............        910,799           880,441
    5.50% due 01/01/17..............        416,835           419,638
    5.50% due 02/01/33..............      1,057,594         1,049,866
    5.50% due 05/01/33..............        572,946           567,424
    5.50% due 06/01/33..............        916,330           907,582
    5.50% due 02/01/34..............      1,537,129         1,519,034
    5.50% due 04/01/34..............        534,300           528,572
    5.50% due 08/01/34..............        748,377           738,477
    5.50% due 09/01/34..............      1,173,991         1,158,949
    5.50% due 01/01/35..............        857,230           848,040
    5.50% due 02/01/35..............        797,804           788,692
    5.50% due 03/01/35..............      1,051,968         1,040,690
    5.80% due 07/16/13(4)...........      1,000,000           996,578

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
FEDERAL NATIONAL MTG. ASSOC.
  (CONTINUED)
    6.00% due 08/01/18..............    $    88,815      $     90,194
    6.00% due 10/01/22..............        445,544           451,445
    6.00% due 05/01/31..............        257,572           260,095
    6.00% due 08/01/31..............        455,929           460,395
    6.00% due 04/01/32..............        285,758           288,366
    6.00% due 01/01/34..............        563,031           567,778
    6.00% due 09/01/34..............        858,684           865,119
    6.00% due 10/01/35..............        832,192           838,009
    6.25% due 02/01/11..............      1,000,000         1,042,138
    6.50% due 06/01/19..............         72,292            74,304
    6.50% due 09/01/24..............        137,910           141,140
    6.50% due 09/01/25..............         21,876            22,423
    6.50% due 11/01/25..............         43,132            44,206
    6.50% due 05/01/26..............         27,901            28,645
    6.50% due 11/01/27..............          1,530             1,571
    6.50% due 07/01/29..............        299,148           307,816
    6.50% due 07/01/31..............         11,563            11,838
    6.50% due 01/01/32..............         71,717            73,421
    6.50% due 03/01/32..............        347,732           355,780
    6.50% due 04/01/32..............        448,154           458,426
    6.50% due 12/01/32..............        189,588           193,934
    6.50% due 07/01/34..............        371,837           379,424
    7.00% due 05/01/15..............          3,123             3,211
    7.00% due 12/01/15..............          5,383             5,536
    7.00% due 01/01/16..............         59,308            60,989
    7.00% due 04/01/16..............         21,821            22,433
    7.00% due 05/01/29..............         45,516            46,925
    7.00% due 09/01/29..............         46,919            48,435
    7.00% due 12/01/29..............         13,732            14,157
    7.00% due 01/01/31..............         18,310            18,853
    7.00% due 07/01/31..............         61,932            63,729
    7.00% due 04/25/32..............        706,538           731,861
    7.50% due 02/01/16..............        310,739           320,109
    7.50% due 11/01/30..............        110,738           114,107
    7.50% due 01/01/31..............        196,607           204,613
    7.50% due 02/01/31..............         57,096            59,405
    7.50% due 03/01/31..............        116,589           120,429
    8.00% due 01/01/16..............        428,620           449,974
                                                         ------------
                                                           32,609,057
                                                         ------------
GOVERNMENT NATIONAL MTG.
  ASSOC. -- 1.3%
    4.50% due 08/20/32..............        129,479           125,337
    5.50% due 07/20/33..............        837,898           832,743
    5.50% due 02/20/34..............        587,484           583,555
    5.50% due 03/20/34..............        566,738           562,949
    6.00% due 05/20/32..............        252,370           255,609
    6.00% due 07/20/33..............        498,586           506,153
    6.00% due 08/15/34..............        908,756           921,971
    6.50% due 11/15/23..............        174,524           179,299
    6.50% due 12/15/23..............        443,594           455,730
    6.50% due 02/15/24..............        106,779           109,773
    6.50% due 03/20/27..............          9,473             9,712

---------------------
    28

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC.
  (CONTINUED)
    6.50% due 04/20/27..............    $    52,640      $     53,968
    6.50% due 07/15/32..............        179,554           184,473
    6.50% due 04/20/34..............        349,541           357,291
    7.00% due 12/15/22..............         22,322            23,045
    7.00% due 05/15/23..............          8,904             9,198
    7.00% due 06/15/23..............          9,191             9,494
    7.00% due 12/15/23..............         25,107            25,927
    7.00% due 04/15/28..............         25,282            26,127
    7.50% due 08/15/30..............         17,104            17,851
    7.50% due 09/15/30..............          8,695             9,075
    7.50% due 11/15/30..............         48,360            50,473
    7.50% due 01/15/31..............         46,417            48,457
                                                         ------------
                                                            5,358,210
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $67,677,053)................                       66,483,973
                                                         ------------
U.S. GOVERNMENT TREASURIES -- 2.4%
UNITED STATES TREASURY NOTES -- 2.0%
    3.25% due 08/15/08..............        500,000           487,656
    3.50% due 12/15/09..............      1,000,000           966,680
    4.00% due 11/15/12..............      3,000,000         2,896,523
    4.25% due 08/15/14..............      2,000,000         1,941,406
    5.13% due 05/15/16..............      2,000,000         2,060,078
                                                         ------------
                                                            8,352,343
                                                         ------------
UNITED STATES TREASURY BONDS -- 0.4%
    4.50% due 02/15/36..............        500,000           475,469
    5.38% due 02/15/31..............      1,000,000         1,071,176
                                                         ------------
                                                            1,546,645
                                                         ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $10,097,706)................                        9,898,988
                                                         ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $340,960,168)...............                      398,773,629
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
REPURCHASE AGREEMENT -- 3.9%
Repurchase agreement with State
  Street Bank & Trust Co., bearing
  interest at 4.28%, dated 12/31/06,
  to be repurchased 1/02/07 in the
  amount of $16,436,813 and
  collateralized by Federal Home
  Loan Mtg. Corp. Notes, bearing
  interest at 6.00%, due 02/15/26
  and having an approximate value of
  $16,758,015 (cost $16,429,000)....    $16,429,000      $ 16,429,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $357,389,168)(5)............           99.7%      415,202,629
Other assets less liabilities.......            0.3         1,373,037
                                        -----------      ------------
NET ASSETS..........................          100.0%     $416,575,666
                                        ===========      ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $2,436,736 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)  Collateralized Mortgaged Obligation
(2)  Bond in default
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(4) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)  See Note 6 for cost of investments on a tax basis.
(6)  Fair valued security; see Note 2
(7)  Illiquid security
(8) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker..........................    7.6%
Medical-Drugs.............................................    4.7
Oil Companies-Integrated..................................    4.6
Diversified Manufactured Operations.......................    3.9
Repurchase Agreement......................................    3.7
Banks-Super Regional......................................    3.6
Medical-HMO...............................................    3.5
Oil & Gas Drilling........................................    3.4
Medical Instruments.......................................    2.8
Applications Software.....................................    2.7
Computers-Memory Devices..................................    2.3
Medical-Biomedical/Gene...................................    2.3
Retail-Discount...........................................    2.3
Computers.................................................    2.2
Electric-Integrated.......................................    2.2
Oil Companies-Exploration & Production....................    2.1
Aerospace/Defense.........................................    1.9
Consulting Services.......................................    1.9
Diversified Minerals......................................    1.9
Machinery-Construction & Mining...........................    1.9
Tobacco...................................................    1.8
Web Portals/ISP...........................................    1.8
Networking Products.......................................    1.7
Wireless Equipment........................................    1.6
Cosmetics & Toiletries....................................    1.5
Electronic Forms..........................................    1.4
Semiconductors Components-Integrated Circuits.............    1.4
Retail-Office Supplies....................................    1.3
Television................................................    1.3
Insurance-Multi-line......................................    1.2
Telecom Equipment-Fiber Optics............................    1.2
Metal Processors & Fabrication............................    1.1
Semiconductor Equipment...................................    1.1
Real Estate Investment Trusts.............................    1.0
Banks-Fiduciary...........................................    0.9
Insurance-Property/Casualty...............................    0.9
Telephone-Integrated......................................    0.9
Transport-Services........................................    0.9
Aerospace/Defense-Equipment...............................    0.8
Investment Management/Advisor Services....................    0.8
Multimedia................................................    0.8
Non-Hazardous Waste Disposal..............................    0.8
Oil-Field Services........................................    0.8
Cellular Telecom..........................................    0.7
Chemicals-Specialty.......................................    0.7
Electronic Components-Semiconductors......................    0.7
Electronic Connectors.....................................    0.7
Engineering/R&D Services..................................    0.7
Retail-Apparel/Shoe.......................................    0.7
Apparel Manufacturers.....................................    0.6
Athletic Footwear.........................................    0.6
Beverages-Non-alcoholic...................................    0.6
Enterprise Software/Service...............................    0.6
Instruments-Scientific....................................    0.6
Retail-Regional Department Stores.........................    0.6
Commercial Services.......................................    0.5
Data Processing/Management................................    0.5
Finance-Other Services....................................    0.5
Food-Misc. ...............................................    0.5
Human Resources...........................................    0.5
Retail-Major Department Stores............................    0.5
Telecom Services..........................................    0.5
Computer Aided Design.....................................    0.4
Retail-Building Products..................................    0.3
E-Commerce/Services.......................................    0.2
                                                            -----
                                                            100.7%
                                                            =====

------------

* Calculated as a percentage of net assets.
---------------------
    30

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 97.0%
AEROSPACE/DEFENSE -- 1.9%
  Boeing Co. ........................         2,200       $   195,448
  Lockheed Martin Corp. .............         1,500           138,105
                                                          -----------
                                                              333,553
                                                          -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
  United Technologies Corp. .........         2,200           137,544
                                                          -----------
APPAREL MANUFACTURER -- 0.6%
  Carter's, Inc.+....................         3,900            99,450
                                                          -----------
APPLICATIONS SOFTWARE -- 2.7%
  Microsoft Corp. ...................        15,800           471,788
                                                          -----------
ATHLETIC FOOTWEAR -- 0.6%
  NIKE, Inc., Class B................         1,100           108,933
                                                          -----------
BANKS-FIDUCIARY -- 0.9%
  State Street Corp. ................         2,400           161,856
                                                          -----------
BANKS-SUPER REGIONAL -- 3.6%
  Bank of America Corp. .............         6,400           341,696
  PNC Financial Services Group,
    Inc. ............................         3,800           281,352
                                                          -----------
                                                              623,048
                                                          -----------
BEVERAGES-NON-ALCOHOLIC -- 0.6%
  PepsiCo, Inc. .....................         1,600           100,080
                                                          -----------
CELLULAR TELECOM -- 0.7%
  America Movil SA de CV ADR.........         2,600           117,572
                                                          -----------
CHEMICALS-SPECIALTY -- 0.7%
  Mosaic Co.+........................         5,900           126,024
                                                          -----------
COMMERCIAL SERVICES -- 0.5%
  Alliance Data Systems Corp.+.......         1,500            93,705
                                                          -----------
COMPUTER AIDED DESIGN -- 0.4%
  Autodesk, Inc.+....................         1,800            72,828
                                                          -----------
COMPUTERS -- 2.2%
  Hewlett-Packard Co. ...............         5,300           218,307
  International Business Machines
    Corp. ...........................         1,800           174,870
                                                          -----------
                                                              393,177
                                                          -----------
COMPUTERS-MEMORY DEVICES -- 2.3%
  EMC Corp.+.........................        27,700           365,640
  SanDisk Corp.+.....................           700            30,121
                                                          -----------
                                                              395,761
                                                          -----------
CONSULTING SERVICES -- 1.9%
  Accenture Ltd., Class A............         9,200           339,756
                                                          -----------
COSMETICS & TOILETRIES -- 1.5%
  Colgate-Palmolive Co. .............         2,000           130,480
  Procter & Gamble Co. ..............         2,100           134,967
                                                          -----------
                                                              265,447
                                                          -----------
DATA PROCESSING/MANAGEMENT -- 0.5%
  Automatic Data Processing, Inc. ...         1,800            88,650
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 2)
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 3.9%
  Danaher Corp. .....................         1,400       $   101,416
  General Electric Co. ..............        13,000           483,730
  Tyco International, Ltd. ..........         3,500           106,400
                                                          -----------
                                                              691,546
                                                          -----------
DIVERSIFIED MINERALS -- 1.9%
  Companhia Vale do Rio Doce ADR.....        11,100           330,114
                                                          -----------
E-COMMERCE/SERVICES -- 0.2%
  Monster Worldwide, Inc.+...........           700            32,648
                                                          -----------
ELECTRIC-INTEGRATED -- 2.2%
  American Electric Power Co.,
    Inc. ............................         5,800           246,964
  Dominion Resources, Inc. ..........         1,700           142,528
                                                          -----------
                                                              389,492
                                                          -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.7%
  Intel Corp. .......................         3,300            66,825
  MEMC Electronic Materials, Inc.+...         1,600            62,624
                                                          -----------
                                                              129,449
                                                          -----------
ELECTRONIC CONNECTORS -- 0.7%
  Amphenol Corp., Class A............         1,900           117,952
                                                          -----------
ELECTRONIC FORMS -- 1.4%
  Adobe Systems, Inc.+...............         6,000           246,720
                                                          -----------
ENGINEERING/R&D SERVICES -- 0.7%
  Fluor Corp. .......................         1,500           122,475
                                                          -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.6%
  Oracle Corp.+......................         6,200           106,268
                                                          -----------
FINANCE-INVESTMENT BANKER/
  BROKER -- 7.6%
  Citigroup, Inc. ...................        10,967           610,862
  E*Trade Financial Corp.+...........         9,000           201,780
  Goldman Sachs Group, Inc. .........           800           159,480
  Merrill Lynch & Co., Inc. .........         2,100           195,510
  UBS AG (New York)..................         2,700           162,891
                                                          -----------
                                                            1,330,523
                                                          -----------
FINANCE-OTHER SERVICES -- 0.5%
  Nasdaq Stock Market, Inc.+.........         2,800            86,212
                                                          -----------
FOOD-MISC. -- 0.5%
  General Mills, Inc. ...............         1,600            92,160
                                                          -----------
HUMAN RESOURCES -- 0.5%
  Manpower, Inc. ....................         1,200            89,916
                                                          -----------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Waters Corp.+......................         2,000            97,940
                                                          -----------
INSURANCE-MULTI-LINE -- 1.2%
  ACE, Ltd. .........................         3,400           205,938
                                                          -----------
INSURANCE-PROPERTY/CASUALTY -- 0.9%
  W.R. Berkley Corp. ................         4,400           151,844
                                                          -----------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.8%
  Affiliated Managers Group, Inc.+...         1,300       $   136,669
                                                          -----------
MACHINERY-CONSTRUCTION &
  MINING -- 1.9%
  Joy Global, Inc. ..................         4,600           222,364
  Terex Corp.+.......................         1,600           103,328
                                                          -----------
                                                              325,692
                                                          -----------
MEDICAL INSTRUMENTS -- 2.8%
  Medtronic, Inc. ...................         7,600           406,676
  St. Jude Medical, Inc.+............         2,300            84,088
                                                          -----------
                                                              490,764
                                                          -----------
MEDICAL-BIOMEDICAL/GENE -- 2.3%
  Amgen, Inc.+.......................         3,500           239,085
  Genentech, Inc.+...................         2,000           162,260
                                                          -----------
                                                              401,345
                                                          -----------
MEDICAL-DRUGS -- 4.7%
  Abbott Laboratories................         1,700            82,807
  Cephalon, Inc.+....................         1,200            84,492
  Eisai Co., Ltd. ADR................         2,100           114,975
  Elan Corp. PLC ADR+................         4,300            63,425
  Eli Lilly & Co. ...................         2,600           135,460
  Sanofi-Aventis ADR.................         3,700           170,829
  Schering-Plough Corp. .............         7,000           165,480
                                                          -----------
                                                              817,468
                                                          -----------
MEDICAL-HMO -- 3.5%
  Coventry Health Care, Inc.+........         1,600            80,080
  Health Net, Inc.+..................         3,000           145,980
  UnitedHealth Group, Inc. ..........         4,100           220,293
  WellPoint, Inc.+...................         2,100           165,249
                                                          -----------
                                                              611,602
                                                          -----------
METAL PROCESSORS & FABRICATION --1.1%
  Precision Castparts Corp. .........         2,500           195,700
                                                          -----------
MULTIMEDIA -- 0.8%
  Viacom, Inc., Class B+.............         3,500           143,605
                                                          -----------
NETWORKING PRODUCTS -- 1.7%
  Cisco Systems, Inc.+...............        11,000           300,630
                                                          -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
  Waste Management, Inc. ............         3,600           132,372
                                                          -----------
OIL & GAS DRILLING -- 3.4%
  GlobalSantaFe Corp. ...............         7,900           464,362
  Patterson-UTI Energy, Inc. ........         5,300           123,119
                                                          -----------
                                                              587,481
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 2)
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 2.1%
  Chesapeake Energy Corp. ...........         2,900       $    84,245
  EOG Resources, Inc. ...............         3,900           243,555
  Woodside Petroleum, Ltd. ADR.......         1,600            47,600
                                                          -----------
                                                              375,400
                                                          -----------
OIL COMPANIES-INTEGRATED -- 4.6%
  ConocoPhillips.....................         3,100           223,045
  Exxon Mobil Corp. .................         7,600           582,388
                                                          -----------
                                                              805,433
                                                          -----------
OIL-FIELD SERVICES -- 0.8%
  Halliburton Co. ...................         4,700           145,935
                                                          -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
  Simon Property Group, Inc. ........         1,800           182,322
                                                          -----------
RETAIL-APPAREL/SHOE -- 0.7%
  Abercrombie & Fitch Co., Class A...         1,800           125,334
                                                          -----------
RETAIL-BUILDING PRODUCTS -- 0.3%
  Home Depot, Inc. ..................         1,500            60,240
                                                          -----------
RETAIL-DISCOUNT -- 2.3%
  TJX Cos., Inc. ....................         6,100           173,972
  Wal-Mart Stores, Inc. .............         5,100           235,518
                                                          -----------
                                                              409,490
                                                          -----------
RETAIL-MAJOR DEPARTMENT STORES --0.5%
  J.C. Penney Co., Inc. .............         1,100            85,096
                                                          -----------
RETAIL-OFFICE SUPPLIES -- 1.3%
  Staples, Inc. .....................         8,800           234,960
                                                          -----------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.6%
  Federated Department Stores,
    Inc. ............................         2,800           106,764
                                                          -----------
SEMICONDUCTOR EQUIPMENT -- 1.1%
  Lam Research Corp.+................         3,900           197,418
                                                          -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 1.4%
  Marvell Technology Group, Ltd.+....         2,800            53,732
  Maxim Integrated Products, Inc. ...         6,100           186,782
                                                          -----------
                                                              240,514
                                                          -----------
TELECOM EQUIPMENT-FIBER OPTICS --1.2%
  Corning, Inc.+.....................        10,900           203,939
                                                          -----------
TELECOM SERVICES -- 0.5%
  Amdocs, Ltd.+......................         2,300            89,125
                                                          -----------
TELEPHONE-INTEGRATED -- 0.9%
  AT&T, Inc. ........................         2,600            92,950
  Sprint Corp. ......................         3,782            71,442
                                                          -----------
                                                              164,392
                                                          -----------
TELEVISION -- 1.3%
  CBS Corp., Class B.................         7,500           233,850
                                                          -----------

---------------------
    32

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TOBACCO -- 1.8%
  Altria Group, Inc. ................         3,100       $   266,042
  Loews Corp.-Carolina Group.........           700            45,304
                                                          -----------
                                                              311,346
                                                          -----------
TRANSPORT-SERVICES -- 0.9%
  United Parcel Service, Inc., Class
    B................................         2,100           157,458
                                                          -----------
WEB PORTALS/ISP -- 1.8%
  Google, Inc., Class A+.............           700           322,336
                                                          -----------
WIRELESS EQUIPMENT -- 1.6%
  Nokia Oyj ADR......................         8,000           162,560
  QUALCOMM, Inc. ....................         2,900           109,591
                                                          -----------
                                                              272,151
                                                          -----------
  TOTAL LONG-TERM INVESTMENT
    SECURITIES
    (cost $15,591,592)...............                      17,017,200
                                                          -----------

---------------------------------------------------------------------
                                          PRINCIPAL          VALUE
        SECURITY DESCRIPTION                AMOUNT         (NOTE 2)
REPURCHASE AGREEMENT -- 3.7%
  UBS Securities, LLC Joint
    Repurchase Agreement(2)
    (cost $645,000)..................       645,000       $   645,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $16,236,592)(1)..............         100.7%       17,662,200
Liabilities in excess of other
  assets.............................          (0.7)         (123,108)
                                           --------       -----------
NET ASSETS...........................         100.0%      $17,539,092
                                           ========       ===========

------------
+    Non-income producing security
(1)  See Note 6 for cost of investments on a tax basis.
(2)  See Note 2 for details of Joint Repurchase Agreement.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker..........................    5.5%
Medical-Drugs.............................................    5.1
Banks-Super Regional......................................    3.7
Oil Companies-Integrated..................................    3.6
Medical-HMO...............................................    3.0
Oil & Gas Drilling........................................    2.9
Electric-Integrated.......................................    2.5
Oil Companies-Exploration & Production....................    2.5
Computers-Memory Devices..................................    2.2
Diversified Manufactured Operations.......................    2.2
Consulting Services.......................................    2.1
Machinery-Construction & Mining...........................    2.1
Medical Instruments.......................................    2.1
Repurchase Agreement......................................    2.1
Aerospace/Defense.........................................    1.9
Tobacco...................................................    1.9
Diversified Minerals......................................    1.7
Electronic Forms..........................................    1.7
Semiconductor Equipment...................................    1.7
Investment Management/Advisor Services....................    1.6
Networking Products.......................................    1.6
Retail-Discount...........................................    1.6
Applications Software.....................................    1.5
Commercial Services.......................................    1.5
Cosmetics & Toiletries....................................    1.5
Medical-Biomedical/Gene...................................    1.4
Telecom Equipment-Fiber Optics............................    1.4
E-Commerce/Services.......................................    1.3
Insurance-Multi-line......................................    1.3
Metal Processors & Fabrication............................    1.3
Web Portals/ISP...........................................    1.3
Electronic Components-Semiconductors......................    1.2
Finance-Other Services....................................    1.2
Oil-Field Services........................................    1.2
Real Estate Investment Trusts.............................    1.2
Semiconductors Components-Integrated Circuits.............    1.2
Television................................................    1.2
Transport-Services........................................    1.2
Retail-Apparel/Shoe.......................................    1.1
Banks-Fiduciary...........................................    1.0
Pharmacy Services.........................................    1.0
Telecom Services..........................................    1.0
Insurance-Property/Casualty...............................    0.9
Multimedia................................................    0.9
Non-Hazardous Waste Disposal..............................    0.9
Telephone-Integrated......................................    0.9
Aerospace/Defense-Equipment...............................    0.8
Apparel Manufacturers.....................................    0.8
Beverages-Non-alcoholic...................................    0.8
Electronic Connectors.....................................    0.8
Auto-Heavy Duty Trucks....................................    0.7
Chemicals-Specialty.......................................    0.7
Electronic Components-Misc................................    0.7
Engineering/R&D Services..................................    0.7
Finance-Mortgage Loan/Banker..............................    0.7
Instruments-Scientific....................................    0.6
Retail-Auto Parts.........................................    0.6
Retail-Restaurants........................................    0.6
Wireless Equipment........................................    0.6
Computer Aided Design.....................................    0.5
Computers.................................................    0.5
Dental Supplies & Equipment...............................    0.5
Food-Misc. ...............................................    0.5
Human Resources...........................................    0.5
Insurance-Life/Health.....................................    0.5
Oil Field Machinery & Equipment...........................    0.5
Racetracks................................................    0.5
Retail-Catalog Shopping...................................    0.5
Retail-Office Supplies....................................    0.5
Retail-Regional Department Stores.........................    0.5
Finance-Consumer Loans....................................    0.4
Medical-Outpatient/Home Medical...........................    0.4
Computer Services.........................................    0.3
Paper & Related Products..................................    0.3
Advertising Sales.........................................    0.2
Casino Services...........................................    0.1
                                                            -----
                                                            100.2%
                                                            =====

------------

* Calculated as a percentage of net assets

---------------------
    34

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 98.1%
ADVERTISING SALES -- 0.2%
  Focus Media Holding, Ltd. ADR+.......       29,600    $  1,965,144
                                                        ------------
AEROSPACE/DEFENSE -- 1.9%
  Boeing Co. ..........................      109,100       9,692,444
  Lockheed Martin Corp. ...............       67,800       6,242,346
                                                        ------------
                                                          15,934,790
                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
  United Technologies Corp. ...........      103,800       6,489,576
                                                        ------------
APPAREL MANUFACTURER -- 0.8%
  Carter's, Inc.+......................      246,300       6,280,650
                                                        ------------
APPLICATIONS SOFTWARE -- 1.5%
  Microsoft Corp. .....................      404,500      12,078,370
                                                        ------------
AUTO-HEAVY DUTY TRUCKS -- 0.7%
  Oshkosh Truck Corp., Class B.........      118,600       5,742,612
                                                        ------------
BANKS-FIDUCIARY -- 1.0%
  State Street Corp. ..................      120,300       8,113,032
                                                        ------------
BANKS-SUPER REGIONAL -- 3.7%
  Bank of America Corp. ...............      244,000      13,027,160
  PNC Financial Services Group,
    Inc. ..............................      235,500      17,436,420
                                                        ------------
                                                          30,463,580
                                                        ------------
BEVERAGES-NON-ALCOHOLIC -- 0.8%
  PepsiCo, Inc. .......................      103,600       6,480,180
                                                        ------------
CASINO SERVICES -- 0.1%
  Scientific Games Corp., Class A+.....       28,900         873,647
                                                        ------------
CHEMICALS-SPECIALTY -- 0.7%
  Mosaic Co.+..........................      251,000       5,361,360
                                                        ------------
COMMERCIAL SERVICES -- 1.5%
  Alliance Data Systems Corp.+.........      134,200       8,383,474
  Steiner Leisure, Ltd. ...............       91,900       4,181,450
                                                        ------------
                                                          12,564,924
                                                        ------------
COMPUTER AIDED DESIGN -- 0.5%
  Autodesk, Inc.+......................      107,000       4,329,220
                                                        ------------
COMPUTER SERVICES -- 0.3%
  DST Systems, Inc.+...................       45,700       2,862,191
                                                        ------------
COMPUTERS -- 0.5%
  Hewlett-Packard Co. .................       96,300       3,966,597
                                                        ------------
COMPUTERS-MEMORY DEVICES -- 2.2%
  EMC Corp.+...........................    1,237,400      16,333,680
  SanDisk Corp.+.......................       34,200       1,471,626
                                                        ------------
                                                          17,805,306
                                                        ------------
CONSULTING SERVICES -- 2.1%
  Accenture Ltd., Class A..............      469,900      17,353,407
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
COSMETICS & TOILETRIES -- 1.5%
  Colgate-Palmolive Co. ...............       84,600    $  5,519,304
  Procter & Gamble Co. ................      101,900       6,549,113
                                                        ------------
                                                          12,068,417
                                                        ------------
DENTAL SUPPLIES & EQUIPMENT -- 0.5%
  Patterson Cos, Inc. .................      111,100       3,945,161
                                                        ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 2.2%
  Danaher Corp. .......................       50,310       3,644,456
  General Electric Co. ................      393,800      14,653,298
                                                        ------------
                                                          18,297,754
                                                        ------------
DIVERSIFIED MINERALS -- 1.7%
  Companhia Vale do Rio Doce ADR.......      479,900      14,272,226
                                                        ------------
E-COMMERCE/SERVICES -- 1.3%
  Monster Worldwide, Inc.+.............      105,900       4,939,176
  Priceline.com, Inc.+.................      135,500       5,909,155
                                                        ------------
                                                          10,848,331
                                                        ------------
ELECTRIC-INTEGRATED -- 2.5%
  American Electric Power Co., Inc. ...      318,800      13,574,504
  Dominion Resources, Inc. ............       85,000       7,126,400
                                                        ------------
                                                          20,700,904
                                                        ------------
ELECTRONIC COMPONENTS-MISC. -- 0.7%
  Benchmark Electronics, Inc.+.........      252,500       6,150,900
                                                        ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 1.2%
  Intel Corp. .........................      118,800       2,405,700
  MEMC Electronic Materials, Inc.+.....       92,900       3,636,106
  QLogic Corp.+........................      159,000       3,485,280
                                                        ------------
                                                           9,527,086
                                                        ------------
ELECTRONIC CONNECTORS -- 0.8%
  Amphenol Corp., Class A..............      111,200       6,903,296
                                                        ------------
ELECTRONIC FORMS -- 1.7%
  Adobe Systems, Inc.+.................      330,928      13,607,759
                                                        ------------
ENGINEERING/R&D SERVICES -- 0.7%
  Fluor Corp. .........................       70,300       5,739,995
                                                        ------------
FINANCE-CONSUMER LOANS -- 0.4%
  First Marblehead Corp. ..............       63,050       3,445,683
                                                        ------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 5.5%
  Citigroup, Inc. .....................      294,846      16,422,922
  E*TRADE Financial Corp.+.............      556,600      12,478,972
  Merrill Lynch & Co., Inc. ...........       88,000       8,192,800
  UBS AG...............................      133,700       8,066,121
                                                        ------------
                                                          45,160,815
                                                        ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.7%
  IndyMac Bancorp, Inc. ...............      127,800       5,771,448
                                                        ------------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-OTHER SERVICES -- 1.2%
  IntercontinentalExchange, Inc. ......       26,600    $  2,870,140
  Nasdaq Stock Market, Inc.+...........      224,600       6,915,434
                                                        ------------
                                                           9,785,574
                                                        ------------
FOOD-MISC. -- 0.5%
  General Mills, Inc. .................       67,600       3,893,760
                                                        ------------
HUMAN RESOURCES -- 0.5%
  Manpower, Inc. ......................       51,000       3,821,430
                                                        ------------
IDENTIFICATION SYSTEMS -- 0.0%
  Symbol Technologies, Inc. ...........        4,849          72,444
                                                        ------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Waters Corp.+........................       93,500       4,578,695
                                                        ------------
INSURANCE-LIFE/HEALTH -- 0.5%
  Principal Financial Group............       70,000       4,109,000
                                                        ------------
INSURANCE-MULTI-LINE -- 1.3%
  ACE, Ltd. ...........................      174,300      10,557,351
                                                        ------------
INSURANCE-PROPERTY/CASUALTY -- 0.9%
  W.R. Berkley Corp. ..................      207,550       7,162,551
                                                        ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 1.6%
  Affiliated Managers Group, Inc.+.....       86,800       9,125,284
  Nuveen Investments Inc., Class A.....       81,000       4,202,280
                                                        ------------
                                                          13,327,564
                                                        ------------
MACHINERY-CONSTRUCTION & MINING -- 2.1%
  Joy Global, Inc. ....................      233,200      11,272,888
  Terex Corp.+.........................       93,700       6,051,146
                                                        ------------
                                                          17,324,034
                                                        ------------
MEDICAL INSTRUMENTS -- 2.1%
  Medtronic, Inc. .....................      325,600      17,422,856
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 1.4%
  Amgen, Inc.+.........................      114,000       7,787,340
  Invitrogen Corp.+....................       65,200       3,689,668
                                                        ------------
                                                          11,477,008
                                                        ------------
MEDICAL-DRUGS -- 5.1%
  Abbott Laboratories..................       96,800       4,715,128
  Cephalon, Inc.+......................       76,000       5,351,160
  Eisai Co., Ltd. ADR..................       79,400       4,347,150
  Elan Corp. PLC ADR+..................      238,000       3,510,500
  Eli Lilly & Co. .....................      118,200       6,158,220
  Sanofi-Aventis ADR...................      201,600       9,307,872
  Schering-Plough Corp. ...............      373,600       8,831,904
                                                        ------------
                                                          42,221,934
                                                        ------------
MEDICAL-HMO -- 3.0%
  Coventry Health Care, Inc.+..........       95,400       4,774,770
  Health Net, Inc.+....................      140,700       6,846,462

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
MEDICAL-HMO (CONTINUED)
  UnitedHealth Group, Inc. ............      104,900    $  5,636,277
  WellPoint, Inc.+.....................       96,200       7,569,978
                                                        ------------
                                                          24,827,487
                                                        ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.4%
  Amedisys, Inc.+......................      107,399       3,530,205
                                                        ------------
METAL PROCESSORS & FABRICATION -- 1.3%
  Precision Castparts Corp. ...........      139,000      10,880,920
                                                        ------------
MULTIMEDIA -- 0.9%
  Viacom, Inc., Class B+...............      171,000       7,016,130
                                                        ------------
NETWORKING PRODUCTS -- 1.6%
  Cisco Systems, Inc.+.................      325,100       8,884,983
  Foundry Networks, Inc.+..............      283,600       4,248,328
                                                        ------------
                                                          13,133,311
                                                        ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.9%
  Waste Management, Inc. ..............      202,900       7,460,633
                                                        ------------
OIL & GAS DRILLING -- 2.9%
  GlobalSantaFe Corp. .................      201,000      11,814,780
  Noble Corp. .........................       84,700       6,449,905
  Patterson-UTI Energy, Inc. ..........      249,500       5,795,885
                                                        ------------
                                                          24,060,570
                                                        ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 2.5%
  Chesapeake Energy Corp. .............      131,800       3,828,790
  EOG Resources, Inc. .................       29,900       1,867,255
  Noble Energy, Inc. ..................      257,700      12,645,339
  Woodside Petroleum, Ltd. ADR.........       85,300       2,537,675
                                                        ------------
                                                          20,879,059
                                                        ------------
OIL COMPANIES-INTEGRATED -- 3.6%
  ConocoPhillips.......................      181,700      13,073,315
  Exxon Mobil Corp. ...................      211,800      16,230,234
                                                        ------------
                                                          29,303,549
                                                        ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
  Complete Production Services, Inc....      198,200       4,201,840
                                                        ------------
OIL-FIELD SERVICES -- 1.2%
  BJ Services Co. .....................       82,900       2,430,628
  Halliburton Co. .....................      232,700       7,225,335
                                                        ------------
                                                           9,655,963
                                                        ------------
PAPER & RELATED PRODUCTS -- 0.3%
  Smurfit-Stone Container Corp.+.......      223,700       2,362,272
                                                        ------------
PHARMACY SERVICES -- 1.0%
  Express Scripts, Inc.+...............       49,800       3,565,680
  Omnicare, Inc. ......................      122,600       4,736,038
                                                        ------------
                                                           8,301,718
                                                        ------------

---------------------
    36

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RACETRACK -- 0.5%
  Penn National Gaming, Inc.+..........       99,700    $  4,149,514
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
  Simon Property Group, Inc. ..........       95,700       9,693,453
                                                        ------------
RETAIL-APPAREL/SHOE -- 1.1%
  Abercrombie & Fitch Co., Class A.....       80,000       5,570,400
  Jos. A. Bank Clothiers, Inc.+........      122,550       3,596,842
                                                        ------------
                                                           9,167,242
                                                        ------------
RETAIL-AUTO PARTS -- 0.6%
  O'Reilly Automotive, Inc.+...........      153,500       4,921,210
                                                        ------------
RETAIL-CATALOG SHOPPING -- 0.5%
  Coldwater Creek, Inc.+...............      182,950       4,485,934
                                                        ------------
RETAIL-DISCOUNT -- 1.6%
  TJX Cos., Inc. ......................      250,800       7,152,816
  Wal-Mart Stores, Inc. ...............      120,900       5,583,162
                                                        ------------
                                                          12,735,978
                                                        ------------
RETAIL-OFFICE SUPPLIES -- 0.5%
  Staples, Inc. .......................      140,700       3,756,690
                                                        ------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.5%
  Federated Department Stores, Inc. ...      100,100       3,816,813
                                                        ------------
RETAIL-RESTAURANTS -- 0.6%
  Rare Hospitality International,
    Inc.+..............................      148,100       4,876,933
                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 1.7%
  Lam Research Corp.+..................      174,600       8,838,252
  Varian Semiconductor Equipment
    Associates, Inc.+..................      109,484       4,983,712
                                                        ------------
                                                          13,821,964
                                                        ------------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 1.2%
  Maxim Integrated Products, Inc. .....      332,100      10,168,902
                                                        ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.4%
  Corning, Inc.+.......................      625,900      11,710,589
                                                        ------------
TELECOM SERVICES -- 1.0%
  Amdocs, Ltd.+........................      150,100       5,816,375
  NeuStar Inc., Class A+...............       74,600       2,420,024
                                                        ------------
                                                           8,236,399
                                                        ------------
TELEPHONE-INTEGRATED -- 0.9%
  AT&T, Inc. ..........................      103,800       3,710,850
  Sprint Corp. ........................      206,999       3,910,211
                                                        ------------
                                                           7,621,061
                                                        ------------

--------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
TELEVISION -- 1.2%
  CBS Corp., Class B...................      328,800    $ 10,251,984
                                                        ------------
TOBACCO -- 1.9%
  Altria Group, Inc. ..................      137,000      11,757,340
  Loews Corp.-Carolina Group...........       64,900       4,200,328
                                                        ------------
                                                          15,957,668
                                                        ------------
TRANSPORT-SERVICES -- 1.2%
  United Parcel Service, Inc., Class
    B..................................      128,200       9,612,436
                                                        ------------
WEB PORTALS/ISP -- 1.3%
  Google, Inc., Class A+...............       22,800      10,498,944
                                                        ------------
WIRELESS EQUIPMENT -- 0.6%
  QUALCOMM, Inc. ......................      130,800       4,942,932
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $726,191,947)..................                  806,898,865
                                                        ------------
REPURCHASE AGREEMENT -- 2.1%
UBS Securities, LLC Joint Repurchase
  Agreement(1)
  (cost $17,275,000)...................  $17,275,000      17,275,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $743,466,947)(2)...............        100.2%    824,173,865
Liabilities in excess of other
  assets...............................         (0.2)     (1,530,468)
                                         -----------    ------------
NET ASSETS.............................        100.0%   $822,643,397
                                         ===========    ============

------------
+    Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-Drugs.............................................    8.7%
Computers-Memory Devices..................................    5.1
Finance-Investment Banker/Broker..........................    4.1
Multimedia................................................    3.1
Aerospace/Defense.........................................    2.9
Insurance-Multi-line......................................    2.9
Web Portals/ISP...........................................    2.9
Electronic Components-Semiconductors......................    2.7
Engineering/R&D Services..................................    2.6
Medical Instruments.......................................    2.5
Therapeutics..............................................    2.4
Electronic Forms..........................................    2.3
Repurchase Agreement......................................    2.2
Wireless Equipment........................................    2.0
Apparel Manufacturers.....................................    1.9
Enterprise Software/Service...............................    1.9
Finance-Other Services....................................    1.9
Beverages-Non-alcoholic...................................    1.7
Steel Pipe & Tube.........................................    1.7
Cellular Telecom..........................................    1.6
Computers.................................................    1.6
Commercial Services-Finance...............................    1.5
Networking Products.......................................    1.5
Consulting Services.......................................    1.4
Retail-Apparel/Shoe.......................................    1.4
Energy-Alternate Sources..................................    1.3
Toys......................................................    1.3
E-Commerce/Services.......................................    1.2
Hotels/Motels.............................................    1.2
Retail-Regional Department Stores.........................    1.2
Advertising Sales.........................................    1.1
Diversified Manufactured Operations.......................    1.1
Food-Misc. ...............................................    1.1
Oil Companies-Exploration & Production....................    1.1
Oil Companies-Integrated..................................    1.1
Agricultural Chemicals....................................    1.0
Commercial Services.......................................    1.0
Data Processing/Management................................    1.0
Electronic Components-Misc. ..............................    1.0
Insurance-Reinsurance.....................................    1.0
Oil & Gas Drilling........................................    1.0
Retail-Sporting Goods.....................................    1.0
Semiconductor Equipment...................................    1.0
Telecom Services..........................................    1.0
Airlines..................................................    0.9
Internet Content-Information/News.........................    0.9
Investment Management/Advisor Services....................    0.9
Cosmetics & Toiletries....................................    0.8
Entertainment Software....................................    0.8
Human Resources...........................................    0.8
Internet Connectivity Services............................    0.8
Internet Infrastructure Software..........................    0.8
Vitamins & Nutrition Products.............................    0.8
X-Ray Equipment...........................................    0.8
Computer Aided Design.....................................    0.7
Medical-Generic Drugs.....................................    0.7
Non-Ferrous Metals........................................    0.7
Retail-Major Department Stores............................    0.7
Electronic Measurement Instruments........................    0.6
Pharmacy Services.........................................    0.6
Banks-Fiduciary...........................................    0.5
Medical Information Systems...............................    0.5
Retail-Discount...........................................    0.5
Drug Delivery Systems.....................................    0.4
Medical-Biomedical/Gene...................................    0.4
Footwear & Related Apparel................................    0.3
                                                            -----
                                                            100.1%
                                                            =====

------------
* Calculated as a percentage of net assets.
---------------------
    38

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 2)
----------------------------------------------------------------------
COMMON STOCK -- 97.9%
ADVERTISING SALES -- 1.1%
  Focus Media Holding, Ltd. ADR+ ..  262,800......      $   17,447,292
                                                        --------------
AEROSPACE/DEFENSE -- 2.9%
  Boeing Co. ......................        331,200          29,423,808
  Rockwell Collins, Inc. ..........        257,800          16,316,162
                                                        --------------
                                                            45,739,970
                                                        --------------
AGRICULTURAL CHEMICALS -- 1.0%
  Potash Corp. of Saskatchewan,
    Inc. ..........................        112,500          16,141,500
                                                        --------------
AIRLINES -- 0.9%
  Gol-Linhas Aereas Inteligentes SA
    ADR............................        508,800          14,587,296
                                                        --------------
APPAREL MANUFACTURERS -- 1.9%
  Billabong International, Ltd. ...        778,497          10,692,416
  Coach, Inc.+ ....................        425,000          18,258,000
                                                        --------------
                                                            28,950,416
                                                        --------------
BANKS-FIDUCIARY -- 0.5%
  State Street Corp. ..............        124,000           8,362,560
                                                        --------------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  PepsiCo, Inc. ...................        434,500          27,177,975
                                                        --------------
CELLULAR TELECOM -- 1.6%
  America Movil SA de CV ADR.......        415,900          18,806,998
  Leap Wireless International,
    Inc.+ .........................        100,000           5,947,000
                                                        --------------
                                                            24,753,998
                                                        --------------
COMMERCIAL SERVICES -- 1.0%
  Iron Mountain, Inc.+ ............        373,200          15,428,088
                                                        --------------
COMMERCIAL SERVICES-FINANCE -- 1.5%
  Western Union Co. ...............      1,069,400          23,975,948
                                                        --------------
COMPUTER AIDED DESIGN -- 0.7%
  Autodesk, Inc.+ .................        278,700          11,276,202
                                                        --------------
COMPUTERS -- 1.6%
  Hewlett-Packard Co. .............        241,900           9,963,861
  Research In Motion, Ltd.+ .......        121,200          15,486,936
                                                        --------------
                                                            25,450,797
                                                        --------------
COMPUTERS-MEMORY DEVICES -- 5.1%
  EMC Corp.+ ......................      2,413,400          31,856,880
  Network Appliance, Inc.+ ........      1,212,800          47,638,784
                                                        --------------
                                                            79,495,664
                                                        --------------
CONSULTING SERVICES -- 1.4%
  Accenture Ltd., Class A..........        599,800          22,150,614
                                                        --------------
COSMETICS & TOILETRIES -- 0.8%
  Procter & Gamble Co. ............        190,400          12,237,008
                                                        --------------
DATA PROCESSING/MANAGEMENT -- 1.0%
  MoneyGram International, Inc. ...        508,000          15,930,880
                                                        --------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 1.1%
  General Electric Co. ............        454,600          16,915,666
                                                        --------------

----------------------------------------------------------------------
                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 2)
DRUG DELIVERY SYSTEMS -- 0.4%
  Alkermes, Inc.+ .................        440,500      $    5,889,485
                                                        --------------
E-COMMERCE/SERVICES -- 1.2%
  Ctrip.com International, Ltd.
    ADR............................        100,000           6,248,000
  Monster Worldwide, Inc.+ ........        254,200          11,855,888
                                                        --------------
                                                            18,103,888
                                                        --------------
ELECTRONIC COMPONENTS-MISC. -- 1.0%
  Hon Hai Precision Industry Co.,
    Ltd. ..........................      2,164,498          15,444,093
                                                        --------------
ELECTRONIC COMPONENTS-SEMI-
  CONDUCTORS -- 2.7%
  MEMC Electronic Materials,
    Inc.+ .........................        499,600          19,554,344
  Silicon-On-Insulator
    Technologies...................        241,962           8,607,883
  SiRF Technology Holdings,
    Inc.+ .........................        530,700          13,543,464
                                                        --------------
                                                            41,705,691
                                                        --------------
ELECTRONIC FORMS -- 2.3%
  Adobe Systems, Inc.+ ............        869,700          35,762,064
                                                        --------------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 0.6%
  FLIR Systems, Inc.+ .............        302,100           9,615,843
                                                        --------------
ENERGY-ALTERNATE SOURCES -- 1.3%
  Suntech Power Holdings Co., Ltd.
    ADR+...........................        542,100          18,436,821
  Trina Solar, Ltd. ADR+...........         76,700           1,449,630
                                                        --------------
                                                            19,886,451
                                                        --------------
ENGINEERING/R&D SERVICES -- 2.6%
  ABB, Ltd. ADR....................      1,472,300          26,471,954
  Fluor Corp. .....................        174,500          14,247,925
                                                        --------------
                                                            40,719,879
                                                        --------------
ENTERPRISE SOFTWARE/SERVICE -- 1.9%
  Oracle Corp.+ ...................      1,733,500          29,712,190
                                                        --------------
ENTERTAINMENT SOFTWARE -- 0.8%
  Activision, Inc.+ ...............        693,900          11,962,836
                                                        --------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 4.1%
  Aberdeen Asset Management........      3,719,473          13,837,190
  E*Trade Financial Corp.+ ........        364,700           8,176,574
  Goldman Sachs Group, Inc. .......        124,100          24,739,335
  UBS AG...........................        287,200          17,326,776
                                                        --------------
                                                            64,079,875
                                                        --------------
FINANCE-OTHER SERVICES -- 1.9%
  Hong Kong Exchanges & Clearing,
    Ltd. ..........................        842,000           9,266,189
  Nasdaq Stock Market, Inc.+ ......        643,246          19,805,545
                                                        --------------
                                                            29,071,734
                                                        --------------
FOOD-MISC. -- 1.1%
  Nestle SA........................         49,002          17,413,103
                                                        --------------
FOOTWEAR & RELATED APPAREL -- 0.3%
  CROCS, Inc.+ ....................         93,100           4,021,920
                                                        --------------

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 2)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HOTELS/MOTELS -- 1.2%
  Accor SA.........................        172,147      $   13,339,145
  Starwood Hotels & Resorts
    Worldwide, Inc.(1).............         88,900           5,556,250
                                                        --------------
                                                            18,895,395
                                                        --------------
HUMAN RESOURCES -- 0.8%
  Manpower, Inc. ..................        158,200          11,853,926
                                                        --------------
INSURANCE-MULTI-LINE -- 2.9%
  ACE, Ltd. .......................        312,700          18,940,239
  Assurant, Inc. ..................        466,800          25,790,700
                                                        --------------
                                                            44,730,939
                                                        --------------
INSURANCE-REINSURANCE -- 1.0%
  Muenchener Rueckversicherungs-
    Gesellschaft AG................         89,088          15,337,473
                                                        --------------
INTERNET CONNECTIVITY SERVICES -- 0.8%
  Redback Networks, Inc.+ .........        518,000          12,918,920
                                                        --------------
INTERNET CONTENT-INFORMATION/
  NEWS -- 0.9%
  Baidu.com ADR+...................        129,400          14,585,968
                                                        --------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.8%
  F5 Networks, Inc.+ ..............        165,000          12,244,650
                                                        --------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.9%
  Nuveen Investments Inc., Class
    A..............................        271,600          14,090,608
                                                        --------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
  Cerner Corp.+ ...................        156,200           7,107,100
                                                        --------------
MEDICAL INSTRUMENTS -- 2.5%
  Medtronic, Inc. .................        517,000          27,664,670
  St. Jude Medical, Inc.+ .........        300,000          10,968,000
                                                        --------------
                                                            38,632,670
                                                        --------------
MEDICAL-BIOMEDICAL/GENE -- 0.4%
  Vertex Pharmaceuticals, Inc.+ ...        167,700           6,275,334
                                                        --------------
MEDICAL-DRUGS -- 8.7%
  Abbott Laboratories..............        258,000          12,567,180
  AstraZeneca PLC ADR..............        283,000          15,154,650
  Auxilium Pharmaceuticals,
    Inc.+ .........................        178,300           2,619,227
  Cephalon, Inc.+ .................        157,800          11,110,698
  Elan Corp. PLC ADR+..............        391,400           5,773,150
  Medicis Pharmaceutical Corp.,
    Class A........................        303,100          10,647,903
  Sanofi-Aventis...................        323,910          29,909,041
  Schering-Plough Corp. ...........      1,383,300          32,701,212
  Shionogi & Co., Ltd. ............        796,000          15,651,780
                                                        --------------
                                                           136,134,841
                                                        --------------
MEDICAL-GENERIC DRUGS -- 0.7%
  Teva Pharmaceutical Industries,
    Ltd. ADR.......................        372,600          11,580,408
                                                        --------------

----------------------------------------------------------------------
                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 2)
MULTIMEDIA -- 3.1%
  News Corp., Class A..............        683,700      $   14,685,876
  Walt Disney Co. .................        983,900          33,718,253
                                                        --------------
                                                            48,404,129
                                                        --------------
NETWORKING PRODUCTS -- 1.5%
  Cisco Systems, Inc.+ ............        880,600          24,066,798
                                                        --------------
NON-FERROUS METALS -- 0.7%
  Cameco Corp. ....................        262,200          10,605,990
                                                        --------------
OIL & GAS DRILLING -- 1.0%
  Transocean, Inc.+ ...............        188,000          15,207,320
                                                        --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.1%
  CNOOC, Ltd. ADR..................        184,600          17,468,698
                                                        --------------
OIL COMPANIES-INTEGRATED -- 1.1%
  Petro-Canada.....................        436,174          17,900,581
                                                        --------------
PHARMACY SERVICES -- 0.6%
  Medco Health Solutions, Inc.+ ...        179,400           9,587,136
                                                        --------------
RETAIL-APPAREL/SHOE -- 1.4%
  Children's Place Retail Stores,
    Inc.+ .........................        228,000          14,482,560
  Tween Brands, Inc.+ .............        199,100           7,950,063
                                                        --------------
                                                            22,432,623
                                                        --------------
RETAIL-DISCOUNT -- 0.5%
  Citi Trends, Inc.+ ..............        201,900           8,003,316
                                                        --------------
RETAIL-MAJOR DEPARTMENT
  STORES -- 0.7%
  PPR..............................         68,614          10,252,968
                                                        --------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 1.2%
  Kohl's Corp.+ ...................        277,900          19,016,697
                                                        --------------
RETAIL-SPORTING GOODS -- 1.0%
  Dick's Sporting Goods, Inc.+ ....        316,000          15,480,840
                                                        --------------
SEMICONDUCTOR EQUIPMENT -- 1.0%
  Lam Research Corp.+ .............        323,200          16,360,384
                                                        --------------
STEEL PIPE & TUBE -- 1.7%
  Vallourec SA.....................         89,391          25,995,532
                                                        --------------
TELECOM SERVICES -- 1.0%
  Amdocs, Ltd.+ ...................        412,400          15,980,500
                                                        --------------
THERAPEUTICS -- 2.4%
  Amylin Pharmaceuticals, Inc.+ ...        373,800          13,482,966
  CV Therapeutics, Inc.+ ..........        603,200           8,420,672
  Gilead Sciences, Inc.+ ..........        240,500          15,615,665
                                                        --------------
                                                            37,519,303
                                                        --------------
TOYS -- 1.3%
  Nintendo Co., Ltd. ..............         79,200          20,564,514
                                                        --------------
VITAMINS & NUTRITION PRODUCTS -- 0.8%
  Herbalife, Ltd.+ ................        328,300          13,184,528
                                                        --------------
WEB PORTALS/ISP -- 2.9%
  Google, Inc., Class A+...........         98,700          45,449,376
                                                        --------------

---------------------
    40

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                         SHARES/
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 2)
----------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.0%
  American Tower Corp., Class A+...        185,800           6,926,624
  Motorola, Inc. ..................      1,188,558          24,436,752
                                                        --------------
                                                            31,363,376
                                                        --------------
X-RAY EQUIPMENT -- 0.8%
  Hologic, Inc.+...................        275,300          13,016,184
                                                        --------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $1,319,369,263)............                      1,531,659,951
                                                        --------------
REPURCHASE AGREEMENT -- 2.2%
  UBS Securities, LLC Joint
    Repurchase Agreement
    (cost $34,855,000)(2)..........    $34,855,000          34,855,000
                                                        --------------
TOTAL INVESTMENTS
  (cost $1,354,224,263)(3).........          100.1%      1,566,514,951
Liabilities in excess of other
  assets...........................           (0.1)           (915,622)
                                       -----------      --------------
NET ASSETS.........................          100.0%     $1,565,599,329
                                       ===========      ==============

------------
+    Non-income producing security.
(1)  Consists of more than one class of securities traded together as a unit.
(2)  See Note 2 for details of Joint Repurchase Agreements.
(3)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Oil Companies-Integrated..................................   25.4%
Oil Companies-Exploration & Production....................   18.4
Diversified Minerals......................................   12.3
Platinum..................................................    5.8
Metal-Diversified.........................................    5.5
Metal-Aluminum............................................    4.8
Non-Ferrous Metals........................................    4.4
Steel-Producers...........................................    4.2
Mining....................................................    4.1
Oil Refining & Marketing..................................    3.9
Oil-Field Services........................................    2.6
Repurchase Agreement......................................    2.5
Coal......................................................    2.4
Paper & Related Products..................................    2.1
Oil & Gas Drilling........................................    1.3
Pipelines.................................................    0.8
                                                            -----
                                                            100.5%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    42

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 93.0%
COAL -- 2.4%
  CONSOL Energy, Inc. ..............        186,300      $  5,985,819
  Peabody Energy Corp. .............         92,500         3,737,925
                                                         ------------
                                                            9,723,744
                                                         ------------
DIVERSIFIED MINERALS -- 7.7%
  Anglo American PLC................         97,401         4,750,617
  Companhia Vale do Rio Doce ADR....        224,574         6,678,831
  Xstrata PLC.......................        389,738        19,459,237
                                                         ------------
                                                           30,888,685
                                                         ------------
METAL-ALUMINUM -- 4.8%
  Alcoa, Inc. ......................        259,400         7,784,594
  Alumina, Ltd. ....................      1,150,936         5,759,836
  Aluminum Corp. of China, Ltd.
    ADR.............................        247,200         5,809,200
                                                         ------------
                                                           19,353,630
                                                         ------------
METAL-DIVERSIFIED -- 5.5%
  Freeport-McMoRan Copper & Gold,
    Inc. Class B....................        141,000         7,857,930
  Vedanta Resources PLC.............        586,141        14,012,985
                                                         ------------
                                                           21,870,915
                                                         ------------
MINING -- 4.1%
  Barrick Gold Corp. ...............        122,849         3,771,464
  Gold Fields, Ltd. ................        288,499         5,460,841
  Newmont Mining Corp. .............        158,000         7,133,700
                                                         ------------
                                                           16,366,005
                                                         ------------
NON-FERROUS METALS -- 4.4%
  Cameco Corp. .....................        435,400        17,611,930
                                                         ------------
OIL & GAS DRILLING -- 1.3%
  GlobalSantaFe Corp. ..............         88,176         5,182,985
                                                         ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 18.4%
  Canadian Natural Resources,
    Ltd. ...........................        333,300        17,763,234
  Devon Energy Corp. ...............         57,700         3,870,516
  EnCana Corp. .....................        152,182         7,002,604
  EOG Resources, Inc. ..............        131,800         8,230,910
  Newfield Exploration Co.+.........         70,000         3,216,500
  Noble Energy, Inc. ...............         74,500         3,655,715
  Talisman Energy, Inc. ............        806,700        13,696,917
  Western Oil Sands, Inc. Class
    A+..............................        269,354         7,555,262
  XTO Energy, Inc. .................        184,742         8,692,111
                                                         ------------
                                                           73,683,769
                                                         ------------
OIL COMPANIES-INTEGRATED -- 25.4%
  BP PLC ADR........................        176,800        11,863,280
  China Petroleum & Chemical Corp.
    ADR.............................         64,900         6,012,336
  ConocoPhillips....................        123,360         8,875,752
  Exxon Mobil Corp. ................        264,284        20,252,083
  LUKOIL ADR........................        104,700         9,150,780
  Petro-Canada......................        112,900         4,622,883
  Petroleo Brasileiro SA ADR........         85,800         8,836,542
  Royal Dutch Shell PLC, Class A
    ADR.............................         75,800         5,365,882
  Royal Dutch Shell PLC, Class B
    ADR.............................         58,430         4,157,294
  Suncor Energy, Inc. ..............        106,300         8,367,086
  Total SA ADR......................        195,500        14,060,360
                                                         ------------
                                                          101,564,278
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
OIL REFINING & MARKETING -- 3.9%
  Valero Energy Corp. ..............        304,000      $ 15,552,640
                                                         ------------
OIL-FIELD SERVICES -- 2.6%
  Baker Hughes, Inc. ...............         56,400         4,210,824
  Halliburton Co. ..................        197,700         6,138,585
                                                         ------------
                                                           10,349,409
                                                         ------------
PAPER & RELATED PRODUCTS -- 2.1%
  Bowater, Inc. ....................        226,500         5,096,250
  Smurfit-Stone Container Corp.+....        312,200         3,296,832
                                                         ------------
                                                            8,393,082
                                                         ------------
PIPELINES -- 0.8%
  Equitable Resources, Inc. ........         73,300         3,060,275
                                                         ------------
PLATINUM -- 5.4%
  Anglo American Platinum Corp.,
    Ltd. ...........................        142,955        17,448,938
  Impala Platinum Holdings, Ltd. ...        164,848         4,324,961
                                                         ------------
                                                           21,773,899
                                                         ------------
STEEL-PRODUCERS -- 4.2%
  Companhia Siderurgica Nacional SA
    ADR.............................        126,600         3,795,468
  Mittal Steel Co. NV...............        311,509        13,139,450
                                                         ------------
                                                           16,934,918
                                                         ------------
TOTAL COMMON STOCK
  (cost $191,172,452)...............                      372,310,164
                                                         ------------
PREFERRED STOCK -- 5.0%
DIVERSIFIED MINERALS -- 4.6%
  Companhia Vale do Rio Doce ADR....        705,200        18,511,500
                                                         ------------
PLATINUM -- 0.4%
  Anglo Platinum, Ltd. (Convertible)
    6.38%(1)........................         37,751         1,604,078
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $5,213,975).................                       20,115,578
                                                         ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $196,386,427)...............                      392,425,742
                                                         ------------
REPURCHASE AGREEMENT -- 2.5%
  UBS Securities, LLC Joint
    Repurchase Agreement
    (cost $10,190,000)(2)...........    $10,190,000        10,190,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $206,576,427)(3)............          100.5%      402,615,742
Liabilities in excess of other
  assets............................           (0.5)       (1,966,373)
                                        -----------      ------------
NET ASSETS..........................          100.0%     $400,649,369
                                        ===========      ============

------------
+    Non-income producing security
(1) Variable Rate Security - the rate reflected is as of December 31, 2006, Maturity date reflects next reset date.
(2)  See Note 2 for details of Joint Repurchase Agreements.
(3)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

U.S. Government Treasuries................................    6.4%
Finance-Investment Banker/Broker..........................    5.4
Federal Home Loan Mtg. Corp. .............................    4.7
Diversified Financial Services............................    4.4
Government National Mtg. Assoc. ..........................    3.7
Federal National Mtg. Assoc. .............................    3.6
Repurchase Agreements.....................................    3.3
Medical-Drugs.............................................    3.2
Oil Companies-Integrated..................................    3.2
Diversified Manufactured Operations.......................    2.7
Banks-Super Regional......................................    2.5
Medical-HMO...............................................    2.4
Oil & Gas Drilling........................................    2.3
United States Treasury Bonds..............................    2.0
Applications Software.....................................    1.9
Medical Instruments.......................................    1.9
Electric-Integrated.......................................    1.8
Computers-Memory Devices..................................    1.6
Medical-Biomedical/Gene...................................    1.6
Retail-Discount...........................................    1.6
Computers.................................................    1.5
Oil Companies-Exploration & Production....................    1.5
Insurance-Multi-line......................................    1.4
Aerospace/Defense.........................................    1.3
Consulting Services.......................................    1.3
Diversified Minerals......................................    1.3
Machinery-Construction & Mining...........................    1.3
Web Portals/ISP...........................................    1.3
Networking Products.......................................    1.2
Real Estate Investment Trusts.............................    1.2
Tobacco...................................................    1.2
Wireless Equipment........................................    1.1
Cosmetics & Toiletries....................................    1.0
Electronic Forms..........................................    1.0
Insurance-Property/Casualty...............................    1.0
Multimedia................................................    0.9
Retail-Office Supplies....................................    0.9
Semiconductors Components-Integrated Circuits.............    0.9
Telephone-Integrated......................................    0.9
Television................................................    0.9
Metal Processors & Fabrication............................    0.8
Semiconductor Equipment...................................    0.8
Telecom Equipment-Fiber Optics............................    0.8
Transport-Services........................................    0.8
Banks-Fiduciary...........................................    0.6
Oil-Field Services........................................    0.6
Telecom Services..........................................    0.6
Aerospace/Defense-Equipment...............................    0.5
Cellular Telecom..........................................    0.5
Chemicals-Specialty.......................................    0.5
Electronic Components-Semiconductors......................    0.5
Electronic Connectors.....................................    0.5
Engineering/R&D Services..................................    0.5

Investment Management/Advisor Services....................    0.5
Non-Hazardous Waste Disposal..............................    0.5
Retail-Apparel/Shoe.......................................    0.5
Apparel Manufacturers.....................................    0.4
Athletic Footwear.........................................    0.4
Beverages-Non-alcoholic...................................    0.4
Commercial Services.......................................    0.4
Data Processing/Management................................    0.4
Enterprise Software/Service...............................    0.4
Food-Misc. ...............................................    0.4
Human Resources...........................................    0.4
Instruments-Scientific....................................    0.4
Retail-Regional Department Stores.........................    0.4
U.S. Government Agencies..................................    0.4
Computer Aided Design.....................................    0.3
Finance-Other Services....................................    0.3
Financial Guarantee Insurance.............................    0.3
Retail-Major Department Stores............................    0.3
Auto-Cars/Light Trucks....................................    0.2
Cable TV..................................................    0.2
Finance-Consumer Loans....................................    0.2
Insurance-Mutual..........................................    0.2
Retail-Building Products..................................    0.2
U.S. Municipal Bonds & Notes..............................    0.2
Airlines..................................................    0.1
Casino Hotels.............................................    0.1
E-Commerce/Services.......................................    0.1
Finance-Credit Card.......................................    0.1
Forestry..................................................    0.1
Hotels/Motels.............................................    0.1
Insurance-Life/Health.....................................    0.1
Insurance-Reinsurance.....................................    0.1
Retail-Drug Store.........................................    0.1
                                                            -----
                                                            100.5%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    44

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 66.6%
AEROSPACE/DEFENSE -- 1.3%
  Boeing Co. ..........................       4,000      $   355,360
  Lockheed Martin Corp. ...............       2,800          257,796
                                                         -----------
                                                             613,156
                                                         -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
  United Technologies Corp. ...........       4,100          256,332
                                                         -----------
APPAREL MANUFACTURER -- 0.4%
  Carter's, Inc.+......................       7,200          183,600
                                                         -----------
APPLICATIONS SOFTWARE -- 1.9%
  Microsoft Corp. .....................      29,300          874,898
                                                         -----------
ATHLETIC FOOTWEAR -- 0.4%
  NIKE, Inc., Class B..................       2,100          207,963
                                                         -----------
BANKS-FIDUCIARY -- 0.6%
  State Street Corp. ..................       4,400          296,736
                                                         -----------
BANKS-SUPER REGIONAL -- 2.4%
  Bank of America Corp. ...............      11,900          635,341
  PNC Financial Services Group,
    Inc. ..............................       6,900          510,876
                                                         -----------
                                                           1,146,217
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 0.4%
  PepsiCo, Inc. .......................       3,000          187,650
                                                         -----------
CELLULAR TELECOM -- 0.5%
  America Movil SA de CV ADR...........       4,800          217,056
                                                         -----------
CHEMICALS-SPECIALTY -- 0.5%
  Mosaic Co.+..........................      11,000          234,960
                                                         -----------
COMMERCIAL SERVICES -- 0.4%
  Alliance Data Systems Corp.+.........       2,800          174,916
                                                         -----------
COMPUTER AIDED DESIGN -- 0.3%
  Autodesk, Inc.+......................       3,300          133,518
                                                         -----------
COMPUTERS -- 1.5%
  Hewlett-Packard Co. .................       9,900          407,781
  International Business Machines
    Corp. .............................       3,300          320,595
                                                         -----------
                                                             728,376
                                                         -----------
COMPUTERS-MEMORY DEVICES -- 1.6%
  EMC Corp.+...........................      51,500          679,800
  SanDisk Corp.+.......................       1,400           60,242
                                                         -----------
                                                             740,042
                                                         -----------
CONSULTING SERVICES -- 1.3%
  Accenture Ltd., Class A..............      17,200          635,196
                                                         -----------
COSMETICS & TOILETRIES -- 1.0%
  Colgate-Palmolive Co. ...............       3,800          247,912
  Procter & Gamble Co. ................       3,800          244,226
                                                         -----------
                                                             492,138
                                                         -----------
DATA PROCESSING/MANAGEMENT -- 0.4%
  Automatic Data Processing, Inc. .....       3,400          167,450
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 2.7%
  Danaher Corp. .......................       2,600      $   188,344
  General Electric Co. ................      24,200          900,482
  Tyco International, Ltd. ............       6,500          197,600
                                                         -----------
                                                           1,286,426
                                                         -----------
DIVERSIFIED MINERALS -- 1.3%
  Companhia Vale do Rio Doce ADR.......      20,700          615,618
                                                         -----------
E-COMMERCE/SERVICES -- 0.1%
  Monster Worldwide, Inc.+.............       1,200           55,968
                                                         -----------
ELECTRIC-INTEGRATED -- 1.5%
  American Electric Power Co., Inc. ...      10,700          455,606
  Dominion Resources, Inc. ............       3,100          259,904
                                                         -----------
                                                             715,510
                                                         -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.5%
  Intel Corp. .........................       6,200          125,550
  MEMC Electronic Materials, Inc.+.....       2,900          113,506
                                                         -----------
                                                             239,056
                                                         -----------
ELECTRONIC CONNECTORS -- 0.5%
  Amphenol Corp., Class A..............       3,500          217,280
                                                         -----------
ELECTRONIC FORMS -- 1.0%
  Adobe Systems, Inc.+.................      11,200          460,544
                                                         -----------
ENGINEERING/R&D SERVICES -- 0.5%
  Fluor Corp. .........................       2,700          220,455
                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.4%
  Oracle Corp.+........................      11,500          197,110
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER --5.2%
  Citigroup, Inc. .....................      20,307        1,131,100
  E*TRADE Financial Corp.+.............      16,800          376,656
  Goldman Sachs Group, Inc. ...........       1,500          299,025
  Merrill Lynch & Co., Inc. ...........       3,800          353,780
  UBS AG...............................       5,000          301,650
                                                         -----------
                                                           2,462,211
                                                         -----------
FINANCE-OTHER SERVICES -- 0.3%
  Nasdaq Stock Market, Inc.+...........       5,100          157,029
                                                         -----------
FOOD-MISC. -- 0.4%
  General Mills, Inc. .................       2,900          167,040
                                                         -----------
HUMAN RESOURCES -- 0.3%
  Manpower, Inc. ......................       2,200          164,846
                                                         -----------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Waters Corp.+........................       3,800          186,086
                                                         -----------
INSURANCE-MULTI-LINE -- 0.8%
  ACE, Ltd. ...........................       6,200          375,534
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  W.R. Berkley Corp. ..................       8,100          279,531
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.5%
  Affiliated Managers Group, Inc.+.....       2,400      $   252,312
                                                         -----------
MACHINERY-CONSTRUCTION & MINING -- 1.3%
  Joy Global, Inc. ....................       8,600          415,724
  Terex Corp.+.........................       2,900          187,282
                                                         -----------
                                                             603,006
                                                         -----------
MEDICAL INSTRUMENTS -- 1.9%
  Medtronic, Inc. .....................      14,200          759,842
  St. Jude Medical, Inc.+..............       4,300          157,208
                                                         -----------
                                                             917,050
                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 1.6%
  Amgen, Inc.+.........................       6,500          444,015
  Genentech, Inc.+.....................       3,700          300,181
                                                         -----------
                                                             744,196
                                                         -----------
MEDICAL-DRUGS -- 3.2%
  Abbott Laboratories..................       3,100          151,001
  Cephalon, Inc.+......................       2,200          154,902
  Eisai Co., Ltd. ADR..................       3,900          213,525
  Elan Corp. PLC ADR+..................       8,000          118,000
  Eli Lilly & Co. .....................       4,800          250,080
  Sanofi-Aventis ADR...................       6,800          313,956
  Schering-Plough Corp. ...............      13,100          309,684
                                                         -----------
                                                           1,511,148
                                                         -----------
MEDICAL-HMO -- 2.4%
  Coventry Health Care, Inc.+..........       3,000          150,150
  Health Net, Inc.+....................       5,600          272,496
  UnitedHealth Group, Inc. ............       7,600          408,348
  WellPoint, Inc.+.....................       3,900          306,891
                                                         -----------
                                                           1,137,885
                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.8%
  Precision Castparts Corp. ...........       4,800          375,744
                                                         -----------
MULTIMEDIA -- 0.6%
  Viacom, Inc., Class B+...............       6,400          262,592
                                                         -----------
NETWORKING PRODUCTS -- 1.2%
  Cisco Systems, Inc.+.................      20,500          560,265
                                                         -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.5%
  Waste Management, Inc. ..............       6,600          242,682
                                                         -----------
OIL & GAS DRILLING -- 2.3%
  GlobalSantaFe Corp. .................      14,600          858,188
  Patterson-UTI Energy, Inc. ..........       9,900          229,977
                                                         -----------
                                                           1,088,165
                                                         -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.5%
  Chesapeake Energy Corp. .............       5,400          156,870
  EOG Resources, Inc. .................       7,300          455,885
  Woodside Petroleum, Ltd. ADR.........       2,900           86,275
                                                         -----------
                                                             699,030
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 2)
OIL COMPANIES-INTEGRATED -- 3.2%
  ConocoPhillips.......................       5,700      $   410,115
  Exxon Mobil Corp. ...................      14,200        1,088,146
                                                         -----------
                                                           1,498,261
                                                         -----------
OIL-FIELD SERVICES -- 0.6%
  Halliburton Co. .....................       8,700          270,135
                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Simon Property Group, Inc. ..........       3,300          334,257
                                                         -----------
RETAIL-APPAREL/SHOE -- 0.5%
  Abercrombie & Fitch Co., Class A.....       3,300          229,779
                                                         -----------
RETAIL-BUILDING PRODUCTS -- 0.2%
  Home Depot, Inc. ....................       2,800          112,448
                                                         -----------
RETAIL-DISCOUNT -- 1.6%
  TJX Cos., Inc. ......................      11,300          322,276
  Wal-Mart Stores, Inc. ...............       9,500          438,710
                                                         -----------
                                                             760,986
                                                         -----------
RETAIL-MAJOR DEPARTMENT STORES -- 0.3%
  J.C. Penney Co., Inc. ...............       2,000          154,720
                                                         -----------
RETAIL-OFFICE SUPPLIES -- 0.9%
  Staples, Inc. .......................      16,300          435,210
                                                         -----------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.4%
  Federated Department Stores, Inc. ...       5,100          194,463
                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 0.7%
  Lam Research Corp.+..................       7,000          354,340
                                                         -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.9%
  Marvell Technology Group, Ltd.+......       5,100           97,869
  Maxim Integrated Products, Inc. .....      11,400          349,068
                                                         -----------
                                                             446,937
                                                         -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.8%
  Corning, Inc.+.......................      20,400          381,684
                                                         -----------
TELECOM SERVICES -- 0.4%
  Amdocs, Ltd.+........................       4,400          170,500
                                                         -----------
TELEPHONE-INTEGRATED -- 0.6%
  AT&T, Inc. ..........................       4,800          171,600
  Sprint Corp. ........................       7,061          133,382
                                                         -----------
                                                             304,982
                                                         -----------
TELEVISION -- 0.9%
  CBS Corp., Class B...................      13,800          430,284
                                                         -----------
TOBACCO -- 1.2%
  Altria Group, Inc. ..................       5,700          489,174
  Loews Corp.-Carolina Group...........       1,200           77,664
                                                         -----------
                                                             566,838
                                                         -----------
TRANSPORT-SERVICES -- 0.6%
  United Parcel Service, Inc., Class
    B..................................       3,800          284,924
                                                         -----------
WEB PORTALS/ISP -- 1.3%
  Google, Inc., Class A+...............       1,300          598,624
                                                         -----------

---------------------
    46

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         XSHARES/PRINCIPAL
                                          AMOUNT      VALUE
         SECURITY DESCRIPTION                        (NOTE 2)
--------------------------------------------------------------
CXCOMMON STOCK (CONTINUED)
WIRELESS EQUIPMENT -- 1.1%
  Nokia Oyj ADR........................     14,900  $  302,768
  QUALCOMM, Inc. ......................      5,500     207,845
                                                    ----------
                                                       510,613
                                                    ----------
TOTAL COMMON STOCK
  (cost $28,959,090)...................             31,524,508
                                                    ----------
ASSET BACKED SECURITIES -- 4.2%
DIVERSIFIED FINANCIAL SERVICES -- 4.2%
  Banc of America Commercial Mtg., Inc.
    Series 2006-2, Class A4
    5.74% due 05/10/45(1)(2)...........  $ 100,000     103,405
  Bank One Issuance Trust
    Series 2002-A3, Class A3
    3.59% due 05/17/10.................    100,000      98,774
  Bear Stearns Commercial Mtg.
    Securities
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(2)..............     80,000      77,535
  Bear Stearns Commercial Mtg.
    Securities
    Series 2006-T22, Class A4
    5.47% due 04/12/38(1)(2)...........     25,000      25,455
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(2)..............    100,000      97,893
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(2)..............    100,000      97,217
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(2)..............    100,000      96,791
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(2)..............    100,000      96,850
  Citibank Credit Card Issuance Trust
    Series 2002-A1, Class A1
    4.95% due 02/09/09.................    100,000      99,984
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust Series 2005-CD1, Class
    A4
    5.23% due 07/15/44(1)(2)...........     80,000      79,817
  Commercial Mtg. Pass Through
    Certificates
    Series 2006-C7, Class A4
    5.77% due 06/10/46(1)(2)...........    100,000     103,624
  Credit Suisse Mtg. Capital
    Certificates Series 2006-C1, Class
    A4
    5.56% due 02/15/39(1)(2)...........     75,000      76,205
  Credit Suisse Mtg. Capital
    Certificates Series 2006-C4, Class
    A3
    5.47% due 09/15/39(2)..............     40,000      40,275

--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  CS First Boston Mtg. Securities Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(2)..............  $  100,000           92,868
  Ford Credit Auto Owner Trust Series
    2005-B, Class A4
    4.29% due 01/15/10.................      40,000           39,540
  Greenwich Capital Commercial Funding
    Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(2)..............     110,000          109,214
  Household Automotive Trust Series
    2006-3, Class A3
    5.28% due 09/17/11.................      50,000           50,146
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(1)(2)...........      70,000           68,972
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(2)..............      80,000           77,665
  LB-UBS Commercial Mtg. Trust Series
    2005-C5, Class A4
    4.95% due 09/15/30(2)..............      80,000           78,025
  MBNA Credit Card Master Note Trust
    Series 2002-A1, Class A1
    4.95% due 06/15/09.................     100,000          100,005
  Merrill Lynch Mtg. Trust Series
    2005-CIP1, Class A4
    5.05% due 07/12/38(2)..............      80,000           78,457
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2005-AR2, Class 2A2
    4.54% due 03/25/35(1)(2)...........      53,302           52,243
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR5, Class 2A1
    5.54% due 04/25/36(1)(2)...........     148,497          147,322
                                                         -----------
TOTAL ASSET BACKED SECURITIES
  (cost $2,006,855)....................                    1,988,282
                                                         -----------
CORPORATE BONDS & NOTES -- 4.9%
AIRLINES -- 0.1%
  Southwest Airlines Co.
    Sr. Notes
    5.75% due 12/15/16.................      50,000           48,998
                                                         -----------
AUTO-CARS/LIGHT TRUCKS -- 0.2%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Bonds
    7.30% due 01/15/12.................     100,000          106,153
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS &
  NOTES (CONTINUED)
BANKS-SUPER REGIONAL -- 0.1%
  Capital One Financial Corp.
    Senior Notes
    5.70% due 09/15/11.................  $   50,000           50,741
  Wachovia Capital Trust III
    Bank Guar. Notes
    5.80% due 03/15/11(6)(7)...........      35,000           35,289
                                                         -----------
                                                              86,030
                                                         -----------
CABLE TV -- 0.2%
  Comcast Cable Communications
    Holdings, Inc.
    Company Guar. Notes
    8.28% due 03/15/13.................      50,000           56,953
  Comcast Corp.
    Company Guar. Notes
    5.65% due 06/15/35.................      50,000           45,387
                                                         -----------
                                                             102,340
                                                         -----------
CASINO HOTEL -- 0.1%
  Harrah's Operating Co., Inc.
    Notes
    6.50% due 06/01/16.................      45,000           40,291
                                                         -----------
DATA PROCESSING/MANAGEMENT -- 0.1%
  Financing Corp. STRIP Series 12
    zero coupon due 12/06/13...........      25,000           17,775
  Financing Corp. STRIP Series 13
    zero coupon due 12/27/13...........      25,000           17,722
                                                         -----------
                                                              35,497
                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
  General Electric Capital Corp.
    Notes
    Series A
    5.88% due 02/15/12.................     100,000          102,831
                                                         -----------
ELECTRIC-INTEGRATED -- 0.3%
  Consolidated Edison Co. of New York
    Senior Notes
    5.30% due 12/01/16.................      35,000           34,396
  Midamerican Energy Holdings Co. Sr.
    Notes
    6.13% due 04/01/36.................      40,000           40,322
  Southern California Edison Co.
    1st Mtg. Bonds
    5.55% due 01/15/37.................      50,000           47,787
                                                         -----------
                                                             122,505
                                                         -----------
FINANCE-CONSUMER LOANS -- 0.2%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11.................     100,000          104,568
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER --0.2%
  Citigroup, Inc.
    Senior Notes
    6.50% due 01/18/11.................     100,000          104,630
                                                         -----------

--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
FINANCIAL GUARANTEE INSURANCE -- 0.3%
  Ambac Financial Group, Inc.
    Debentures
    5.95% due 12/05/35.................  $   55,000           54,771
  MBIA, Inc.
    Debentures
    6.63% due 10/01/28.................     100,000          106,670
                                                         -----------
                                                             161,441
                                                         -----------
FORESTRY -- 0.1%
  Weyerhaeuser Co.
    Notes
    5.95% due 11/01/08.................      53,000           53,424
                                                         -----------
HOTEL/MOTEL -- 0.1%
  Wyndham Worldwide Corp.
    Notes
    6.00% due 12/01/16*................      25,000           24,560
                                                         -----------
INSURANCE BROKER -- 0.0%
  Willis Group North America, Inc.
    Company Guar. Notes
    5.63% due 07/15/15.................      15,000           14,358
                                                         -----------
INSURANCE-LIFE/HEALTH -- 0.1%
  Prudential Financial, Inc.
    Notes
    5.50% due 03/15/16.................      50,000           49,986
                                                         -----------
INSURANCE-MULTI-LINE -- 0.3%
  Hartford Financial Services Group,
    Inc.
    Senior Notes
    6.10% due 10/01/41.................     100,000          101,150
  MetLife, Inc.
    Bonds
    5.00% due 06/15/15.................      50,000           48,494
                                                         -----------
                                                             149,644
                                                         -----------
INSURANCE-MUTUAL -- 0.2%
  Liberty Mutual Insurance
    Notes
    7.88% due 10/15/26*................      75,000           85,286
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.4%
  Ace Capital Trust II
    Company Guar.
    9.70% due 04/01/30.................      50,000           68,545
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10.................     100,000          109,001
                                                         -----------
                                                             177,546
                                                         -----------
INSURANCE-REINSURANCE -- 0.1%
  Berkshire Hathaway Finance Corp.
    Company Guar. Sr. Notes
    4.63% due 10/15/13.................      50,000           48,057
                                                         -----------
MEDICAL-HMO -- 0.0%
  WellPoint, Inc.
    Notes
    5.00% due 01/15/11.................      20,000           19,756
                                                         -----------

---------------------
    48

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS &
  NOTES (CONTINUED)
MULTIMEDIA -- 0.4%
  News America, Inc.
    Company Guar. Bonds
    6.40% due 12/15/35.................  $   55,000           54,639
  Time Warner, Inc.
    Company Guar. Notes
    5.50% due 11/15/11.................      35,000           34,911
  Viacom, Inc.
    Senior Notes
    6.88% due 04/30/36.................      80,000           79,094
                                                         -----------
                                                             168,644
                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Brandywine Operating Partnership LP
    Company Guar. Bonds
    6.00% due 04/01/16.................      50,000           50,871
  Developers Diversified Realty Corp.
    Notes
    5.38% due 10/15/12.................      50,000           49,520
  Kimco Realty Corp.
    Senior Notes
    5.78% due 03/15/16.................      40,000           40,510
  Simon Property Group LP
    Notes
    6.10% due 05/01/16.................      80,000           82,926
                                                         -----------
                                                             223,827
                                                         -----------
RETAIL-DRUG STORE -- 0.1%
  CVS Corp.
    Senior Notes
    6.13% due 08/15/16.................      50,000           51,590
                                                         -----------
TELECOM SERVICES -- 0.3%
  Embarq Corp.
    Notes
    7.08% due 06/01/16.................      20,000           20,360
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12.................     100,000          106,806
                                                         -----------
                                                             127,166
                                                         -----------
TRANSPORT-SERVICES -- 0.2%
  Federal Express Corp.
    Pass Through Certs.
    Series 991A
    6.72% due 01/15/22.................      99,018          106,064
                                                         -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $2,281,743)....................                    2,315,192
                                                         -----------
FOREIGN CORPORATE BONDS & NOTES -- 0.6%
INSURANCE-MULTI-LINE -- 0.3%
  Axa Sub.
    Notes
    8.60% due 12/15/30.................     100,000          129,656
                                                         -----------

--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International
    Finance BV
    Company Guar. Notes
    8.75% due 06/15/30.................  $   50,000           61,467
  Telecom Italia Capital SA
    Notes
    5.25% due 10/01/15.................      85,000           79,399
                                                         -----------
                                                             140,866
                                                         -----------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $260,526)......................                      270,522
                                                         -----------
MUNICIPAL BONDS & NOTES -- 0.2%
U.S. MUNICIPAL BONDS & NOTES -- 0.2%
  Illinois State Taxable-Pension
    4.76% due on 06/30/28..............      65,000           60,335
  Oregon School Boards Assoc.
    3.85% due on 06/01/13..............      55,000           49,937
                                                         -----------
TOTAL MUNICIPAL BONDS & NOTES
  (cost $119,871)......................                      110,272
                                                         -----------
U.S. GOVERNMENT AGENCIES -- 11.9%
FEDERAL HOME LOAN MTG. CORP. -- 4.7%
    4.50% due 09/01/35.................     140,336          131,507
    5.00% due 10/01/35.................     114,414          110,435
    5.00% due 12/01/35.................     210,934          203,597
    5.00% due 06/01/36.................     373,564          360,767
    5.50% due 01/01/36.................     314,819          311,405
    6.00% due 10/01/36.................     320,031          322,398
    6.00% due 12/01/36.................     300,030          302,249
    6.50% due 08/01/25.................      24,853           25,468
    6.50% due 09/01/25.................       6,223            6,377
    6.50% due 10/01/25.................      87,091           89,247
    6.50% due 11/01/25.................      28,650           29,359
    6.50% due 10/01/36.................     324,000          330,007
                                                         -----------
                                                           2,222,816
                                                         -----------
FEDERAL NATIONAL MTG. ASSOC. -- 3.5%
    4.50% due 09/01/35.................     115,931          108,671
    5.00% due 03/01/19.................     618,369          608,576
    5.00% due 04/01/19.................     111,046          109,287
    5.00% due 07/01/33.................      44,627           43,169
    5.00% due 03/01/34.................      99,482           96,232
    5.00% due 09/01/34.................      62,660           60,571
    5.00% due 08/01/35.................     206,541          199,466
    5.50% due 11/01/33.................     432,171          427,765
    6.50% due 08/01/28.................      26,411           27,109
                                                         -----------
                                                           1,680,846
                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT
  AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC. -- 3.7%
    5.00% due 11/15/35.................  $  386,948          376,363
    5.50% due 04/15/34.................     257,194          256,117
    5.50% due 01/15/36.................     141,655          140,974
    5.50% due 02/15/36.................     202,080          201,109
    6.00% due 10/15/32.................      58,462           59,358
    6.50% due 08/15/23.................       3,855            3,961
    6.50% due 09/15/23.................      20,633           21,198
    6.50% due 10/15/23.................       4,639            4,766
    6.50% due 11/15/23.................     137,012          140,761
    6.50% due 12/15/23.................     154,905          159,143
    6.50% due 09/15/28.................      24,424           25,135
    6.50% due 11/15/28.................      36,988           38,060
    6.50% due 10/15/31.................       4,363            4,483
    6.50% due 02/15/35.................     145,802          149,596
    7.00% due 01/15/33.................      21,518           22,233
    7.00% due 05/15/33.................     128,512          132,771
                                                         -----------
                                                           1,736,028
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $5,636,150)....................                    5,639,690
                                                         -----------
U.S. GOVERNMENT TREASURIES -- 8.4%
U.S. GOVERNMENT TREASURY NOTES -- 7.6%
  Inflation Indexed Notes
    2.00% due 01/15/16.................     356,048          343,781
  Notes
    3.50% due 02/15/10.................     200,000          192,969
    3.75% due 05/15/08.................   1,575,000        1,550,884
    3.88% due 07/15/10.................     325,000          316,393
    4.50% due 12/15/10.................     625,000          617,798
    4.88% due 04/30/11.................     575,000          578,728
                                                         -----------
                                                           3,600,553
                                                         -----------
U.S. GOVERNMENT TREASURY BONDS -- 0.8%
  Inflation Indexed Bonds
    2.38% due 01/15/25.................     374,899          373,244
                                                         -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $3,961,678)....................                    3,973,797
                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $43,225,913)...................                   45,822,263
                                                         -----------

--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
SHORT-TERM INVESTMENT
  SECURITIES -- 0.4%
U.S. GOVERNMENT AGENCIES -- 0.4%
  Federal Home Loan Bank Discount Notes
    5.06% due 01/03/07(8)..............  $  100,000           99,972
  Federal Home Loan Mtg. Corp.
    5.13% due 01/30/07(8)..............     100,000           99,587
                                                         -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $199,559)......................                      199,559
                                                         -----------
REPURCHASE AGREEMENT -- 3.3%
  UBS Securities, LLC Joint Repurchase
    Agreement(4)
    (cost $1,540,000)..................   1,540,000        1,540,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $44,965,472)(5)................       100.5%      47,561,822
Liabilities in excess of other
  assets...............................        (0.5)        (238,117)
                                         ----------      -----------
NET ASSETS.............................       100.0%     $47,323,705
                                         ==========      ===========

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $109,846 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Variable Rate Security - the rate reflected is as of December 31, 2006; Maturity date reflects the stated maturity date.
(2)  Collateralized Mortgaged Obligation
(3) Variable Rate Security - the rate reflected is as of December 31, 2006; Maturity date reflects next reset date.
(4)  See Note 2 for details of Joint Repurchase Agreement.
(5)  See Note 6 for cost of investments on a tax basis.
(6)  Perpetual Maturity Date - the maturity date shown represents the call date.
(7) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(8) The security, or a portion thereof, was pledged as collateral to cover margin requirements for open futures contracts.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                   EXPIRATION     VALUE AT        VALUE AS OF
CONTRACTS                           DESCRIPTION                             DATE       TRADE DATE    DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
 41  Short  S&P 500 EMINI..............................................  March 2007    $3,210,413       $3,213,684
  1  Short  U.S. Treasury 10 YR Note...................................  March 2007      109,422           107,471

  N    UNREALIZED
     APPRECIATION/
CON  (DEPRECIATION)
-----------------------------------------------------------------------------------------
 41     $(3,271)
  1       1,951
        --------
        $(1,320)
        ========

See Notes to Financial Statements
---------------------
    50

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Foreign Government Agencies................................  17.7%
Medical-Drugs..............................................   7.1
Banks-Commercial...........................................   4.7
Finance-Investment Banker/Broker...........................   3.5
Oil Companies-Integrated...................................   2.7
Repurchase Agreement.......................................   2.7
Insurance-Multi-line.......................................   2.6
Computers-Memory Devices...................................   2.1
Foreign Government Treasuries..............................   2.1
Aerospace/Defense..........................................   1.9
Multimedia.................................................   1.8
Food-Misc. ................................................   1.7
Insurance-Reinsurance......................................   1.7
Food-Retail................................................   1.5
Diversified Minerals.......................................   1.4
Medical Instruments........................................   1.4
Soap & Cleaning Preparation................................   1.4
Airlines...................................................   1.3
Diversified Financial Services.............................   1.3
Networking Products........................................   1.2
Oil Companies-Exploration & Production.....................   1.2
Tobacco....................................................   1.1
Auto-Cars/Light Trucks.....................................   1.0
Electronic Forms...........................................   1.0
Insurance-Life/Health......................................   1.0
Telecom Services...........................................   1.0
United States Treasury Notes...............................   1.0
Banks-Super Regional.......................................   0.9
E-Commerce/Services........................................   0.9
Electric-Integrated........................................   0.9
Electronic Components-Misc.................................   0.9
Enterprise Software/Service................................   0.9
Retail-Drug Store..........................................   0.9
Telephone-Integrated.......................................   0.9
Web Portals/ISP............................................   0.9
Wireless Equipment.........................................   0.9
Semiconductor Equipment....................................   0.8
Building Products-Cement...................................   0.7
Engineering/R&D Services...................................   0.7
Metal-Aluminum.............................................   0.7
Metal-Diversified..........................................   0.7
Steel Pipe & Tube..........................................   0.7
Transport-Services.........................................   0.7
Entertainment Software.....................................   0.6
Finance-Other Services.....................................   0.6
Optical Supplies...........................................   0.6
Retail-Major Department Stores.............................   0.6
Applications Software......................................   0.5
Audio/Video Products.......................................   0.5
Cable TV...................................................   0.5
Electronic Components-Semiconductors.......................   0.5
Medical-Biomedical/Gene....................................   0.5
Non-Ferrous Metals.........................................   0.5
Beverages-Non-alcoholic....................................   0.4
Brewery....................................................   0.4
Chemicals-Diversified......................................   0.4
Commercial Services-Finance................................   0.4
Computers..................................................   0.4
Health Care Cost Containment...............................   0.4
Investment Companies.......................................   0.4
Leisure Products...........................................   0.4
Medical-HMO................................................   0.4
Office Automation & Equipment..............................   0.4
Oil & Gas Drilling.........................................   0.4
Oil-Field Services.........................................   0.4
Retail-Hypermarkets........................................   0.4
Steel-Producers............................................   0.4
Auto/Truck Parts & Equipment-Original......................   0.3
Cellular Telecom...........................................   0.3
Computer Aided Design......................................   0.3
Consulting Services........................................   0.3
Diversified Manufactured Operations........................   0.3
Insurance-Property/Casualty................................   0.3
Medical-Generic Drugs......................................   0.3
Oil Refining & Marketing...................................   0.3
Retail-Apparel/Shoe........................................   0.3
Retail-Regional Department Stores..........................   0.3
United States Treasury Bonds...............................   0.3
Advertising Sales..........................................   0.2
Apparel Manufacturers......................................   0.2
Banks-Fiduciary............................................   0.2
Computer Services..........................................   0.2
Cosmetics & Toiletries.....................................   0.2
Energy-Alternate Sources...................................   0.2
Hotels/Motels..............................................   0.2
Human Resources............................................   0.2
Internet Content-Information/News..........................   0.2
Investment Management/Advisor Services.....................   0.2
Toys.......................................................   0.2
U.S. Government Agencies...................................   0.2
Vitamins & Nutrition Products..............................   0.2
Federal Home Loan Mtg. Corp. ..............................   0.1
Federal National Mtg. Assoc. ..............................   0.1
Telecom Equipment-Fiber Optics.............................   0.1
                                                             ----
                                                             99.4%
                                                             ====

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

COUNTRY ALLOCATION*
United States..............................................  38.5%
Japan......................................................   8.6
United Kingdom.............................................   6.3
France.....................................................   5.0
Switzerland................................................   4.8
Germany....................................................   4.3
Canada.....................................................   3.5
Singapore..................................................   2.7
Australia..................................................   2.5
Norway.....................................................   2.5
Belgium....................................................   2.1
Sweden.....................................................   2.1
Denmark....................................................   2.0
Italy......................................................   2.0
Poland.....................................................   2.0
Brazil.....................................................   1.6
Cayman Islands.............................................   1.6
Netherlands................................................   1.2
Austria....................................................   1.1
Spain......................................................   0.9
Taiwan.....................................................   0.9
Russia.....................................................   0.8
Mexico.....................................................   0.7
South Korea................................................   0.5
Bermuda....................................................   0.3
Hong Kong..................................................   0.3
Israel.....................................................   0.3
Marshall Islands...........................................   0.2
Trinidad and Tobago........................................   0.1
                                                             ----
                                                             99.4%
                                                             ====

------------
* Calculated as a percentage of net assets.

---------------------
    52

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
--------------------------------------------------------------------------------------
COMMON STOCK -- 72.5%
ADVERTISING SALES -- 0.2%
  Focus Media Holding, Ltd. ADR+................           1,500         $    99,585
                                                                         -----------
AEROSPACE/DEFENSE -- 1.9%
  Boeing Co. ...................................           5,200             461,968
  Lockheed Martin Corp. ........................           2,400             220,968
  Rockwell Collins, Inc. .......................           1,200              75,948
                                                                         -----------
                                                                             758,884
                                                                         -----------
AIRLINES -- 1.3%
  Cathay Pacific Airways, Ltd. .................          46,000             113,547
  Gol-Linhas Aereas Inteligentes SA ADR.........           2,500              71,675
  Singapore Airlines, Ltd. .....................          17,000             193,969
  Southwest Airlines Co. .......................          10,600             162,392
                                                                         -----------
                                                                             541,583
                                                                         -----------
APPAREL MANUFACTURER -- 0.2%
  Coach, Inc.+..................................           2,200              94,512
                                                                         -----------
APPLICATIONS SOFTWARE -- 0.5%
  Microsoft Corp. ..............................           7,100             212,006
                                                                         -----------
AUDIO/VIDEO PRODUCTS -- 0.5%
  Sony Corp. ...................................           4,400             188,564
                                                                         -----------
AUTO-CARS/LIGHT TRUCKS -- 1.0%
  Daihatsu Motor Co., Ltd. .....................          13,000             131,196
  PSA Peugeot Citroen...........................           4,401             291,639
                                                                         -----------
                                                                             422,835
                                                                         -----------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
  Aisin Seiki Co., Ltd. ........................           4,000             134,112
                                                                         -----------
BANKS-COMMERCIAL -- 4.5%
  Banca Intesa SpA..............................          52,015             401,675
  Banco Bilbao Vizcaya Argentaria SA............          15,850             381,632
  Mitsubishi UFJ Financial Group, Inc. .........              16             197,639
  Shinsei Bank, Ltd. ...........................          29,000             170,581
  UniCredito Italiano SpA.......................          48,852             428,194
  Westpac Banking Corp. ........................          12,975             248,262
                                                                         -----------
                                                                           1,827,983
                                                                         -----------
BANKS-FIDUCIARY -- 0.2%
  State Street Corp. ...........................           1,300              87,672
                                                                         -----------
BANKS-SUPER REGIONAL -- 0.9%
  Bank of America Corp. ........................           6,600             352,374
                                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 0.4%
  PepsiCo, Inc. ................................           2,600             162,630
                                                                         -----------
BREWERY -- 0.4%
  Molson Coors Brewing Co., Class B.............           2,000             152,880
                                                                         -----------
BUILDING PRODUCTS-CEMENT -- 0.7%
  Lafarge SA....................................           1,874             278,794
                                                                         -----------
CABLE TV -- 0.5%
  Comcast Corp., Class A+.......................           5,200             220,116
                                                                         -----------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
CELLULAR TELECOM -- 0.3%
  America Movil SA de CV ADR....................           2,800         $   126,616
                                                                         -----------
CHEMICALS-DIVERSIFIED -- 0.4%
  Sumitomo Chemical Co., Ltd. ..................          19,000             147,364
                                                                         -----------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  Western Union Co.+............................           6,400             143,488
                                                                         -----------
COMPUTER AIDED DESIGN -- 0.3%
  Autodesk, Inc.+...............................           2,700             109,242
                                                                         -----------
COMPUTER SERVICES -- 0.2%
  DST Systems, Inc.+............................           1,300              81,419
                                                                         -----------
COMPUTERS -- 0.4%
  Hewlett-Packard Co. ..........................           3,500             144,165
  Research In Motion, Ltd.+.....................             300              38,334
                                                                         -----------
                                                                             182,499
                                                                         -----------
COMPUTERS-MEMORY DEVICES -- 2.1%
  EMC Corp.+....................................          30,700             405,240
  Network Appliance, Inc.+......................           7,800             306,384
  TDK Corp. ....................................           1,500             119,239
                                                                         -----------
                                                                             830,863
                                                                         -----------
CONSULTING SERVICES -- 0.3%
  Accenture Ltd., Class A.......................           2,900             107,097
                                                                         -----------
COSMETICS & TOILETRIES -- 0.2%
  Procter & Gamble Co. .........................           1,100              70,697
                                                                         -----------
DIVERSIFIED MANUFACTURED OPERATIONS -- 0.3%
  General Electric Co. .........................           3,800             141,398
                                                                         -----------
DIVERSIFIED MINERALS -- 1.4%
  Companhia Vale do Rio Doce ADR................          18,900             562,086
                                                                         -----------
E-COMMERCE/SERVICES -- 0.9%
  Ctrip.com International, Ltd. ADR.............           1,500              93,720
  Monster Worldwide, Inc.+......................           2,100              97,944
  Rakuten, Inc.+................................             356             166,027
                                                                         -----------
                                                                             357,691
                                                                         -----------
ELECTRIC-INTEGRATED -- 0.9%
  Korea Electric Power Corp. ...................           4,060             185,101
  Tokyo Electric Power Co., Inc. ...............           5,400             174,699
                                                                         -----------
                                                                             359,800
                                                                         -----------
ELECTRONIC COMPONENTS-MISC. -- 0.9%
  Hon Hai Precision Industry Co., Ltd. .........           6,288              44,866
  Koninklijke (Royal) Philips Electronics NV....           8,913             336,143
                                                                         -----------
                                                                             381,009
                                                                         -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
  MEMC Electronic Materials, Inc.+..............           2,200              86,108
  Silicon-On-Insulator Technologies.............           2,910             103,524
                                                                         -----------
                                                                             189,632
                                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONIC FORMS -- 1.0%
  Adobe Systems, Inc.+..........................           9,500         $   390,640
                                                                         -----------
ENERGY-ALTERNATE SOURCES -- 0.2%
  Suntech Power Holdings Co., Ltd. ADR..........           2,230              75,842
                                                                         -----------
ENGINEERING/R&D SERVICES -- 0.7%
  ABB, Ltd. ADR.................................          10,200             183,396
  Fluor Corp. ..................................           1,350             110,228
                                                                         -----------
                                                                             293,624
                                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.9%
  Oracle Corp.+.................................           8,800             150,832
  SAP AG........................................           4,068             216,195
                                                                         -----------
                                                                             367,027
                                                                         -----------
ENTERTAINMENT SOFTWARE -- 0.6%
  Activision, Inc.+.............................           5,000              86,200
  Electronic Arts, Inc.+........................           3,100             156,116
                                                                         -----------
                                                                             242,316
                                                                         -----------
FINANCE-INVESTMENT BANKER/ BROKER -- 3.3%
  Credit Suisse Group...........................           4,328             302,800
  Goldman Sachs Group, Inc. ....................             950             189,383
  Merrill Lynch & Co., Inc. ....................           4,000             372,400
  UBS AG (Chi-X)................................           4,220             256,455
  UBS AG (New York).............................           3,800             229,254
                                                                         -----------
                                                                           1,350,292
                                                                         -----------
FINANCE-OTHER SERVICES -- 0.6%
  Nasdaq Stock Market, Inc.+....................           7,900             243,241
                                                                         -----------
FOOD-MISC. -- 1.7%
  Nestle SA.....................................           1,897             674,108
                                                                         -----------
FOOD-RETAIL -- 1.5%
  Safeway, Inc. ................................           6,400             221,184
  Tesco PLC.....................................          48,849             386,890
                                                                         -----------
                                                                             608,074
                                                                         -----------
HEALTH CARE COST CONTAINMENT -- 0.4%
  McKesson Corp. ...............................           3,000             152,100
                                                                         -----------
HOTEL/MOTEL -- 0.2%
  Accor SA......................................           1,262              97,789
                                                                         -----------
HUMAN RESOURCES -- 0.2%
  Manpower, Inc. ...............................             900              67,437
                                                                         -----------
INSURANCE-LIFE/HEALTH -- 1.0%
  Old Mutual PLC................................         113,322             386,634
                                                                         -----------
INSURANCE-MULTI-LINE -- 2.6%
  Assurant, Inc. ...............................           3,800             209,950
  AXA...........................................           6,266             253,685
  Hartford Financial Services Group, Inc. ......           3,200             298,592
  Zurich Financial Services AG..................           1,044             281,027
                                                                         -----------
                                                                           1,043,254
                                                                         -----------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
INSURANCE-PROPERTY/CASUALTY -- 0.3%
  Sompo Japan Insurance, Inc. ..................           9,000         $   110,037
                                                                         -----------
INSURANCE-REINSURANCE -- 1.7%
  Muenchener Rueckversicherungs-Gesellschaft
    AG..........................................           3,931             676,765
                                                                         -----------
INTERNET CONTENT-INFORMATION/ NEWS -- 0.2%
  Baidu.com ADR+................................             900             101,448
                                                                         -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.2%
  Nuveen Investments Inc., Class A..............           1,600              83,008
                                                                         -----------
LEISURE PRODUCTS -- 0.4%
  Sega Sammy Holdings, Inc. ....................           5,600             151,052
                                                                         -----------
MEDICAL INSTRUMENTS -- 1.4%
  Medtronic, Inc. ..............................           9,300             497,643
  St. Jude Medical, Inc.+.......................           2,100              76,776
                                                                         -----------
                                                                             574,419
                                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 0.5%
  Amgen, Inc.+..................................           3,200             218,592
                                                                         -----------
MEDICAL-DRUGS -- 7.1%
  Abbott Laboratories...........................           3,500             170,485
  Astellas Pharma, Inc. ........................           5,800             263,669
  AstraZeneca PLC (London)......................           5,051             271,378
  AstraZeneca PLC ADR...........................           1,700              91,035
  Cephalon, Inc.+...............................           1,300              91,533
  Eisai Co., Ltd. ..............................           5,300             291,265
  Eli Lilly & Co. ..............................           3,700             192,770
  Forest Laboratories, Inc.+....................           2,200             111,320
  Merck & Co., Inc. ............................           4,200             183,120
  Sanofi-Aventis................................           5,540             511,550
  Schering-Plough Corp. ........................          23,200             548,448
  UCB SA........................................           2,400             164,584
                                                                         -----------
                                                                           2,891,157
                                                                         -----------
MEDICAL-GENERIC DRUGS -- 0.3%
  Teva Pharmaceutical Industries, Ltd. ADR......           4,000             124,320
                                                                         -----------
MEDICAL-HMO -- 0.4%
  UnitedHealth Group, Inc. .....................           3,000             161,190
                                                                         -----------
METAL-ALUMINUM -- 0.7%
  Alcoa, Inc. ..................................           9,100             273,091
                                                                         -----------
METAL-DIVERSIFIED -- 0.7%
  Freeport-McMoRan Copper & Gold, Inc. Class
    B...........................................           5,300             295,369
                                                                         -----------
MULTIMEDIA -- 1.5%
  Walt Disney Co. ..............................          17,300             592,871
                                                                         -----------
NETWORKING PRODUCTS -- 1.2%
  Cisco Systems, Inc.+..........................          18,200             497,406
                                                                         -----------
NON-FERROUS METALS -- 0.5%
  Cameco Corp. .................................           4,700             190,115
                                                                         -----------

---------------------
    54

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT -- 0.4%
  Canon, Inc. ..................................           2,800         $   157,640
                                                                         -----------
OIL & GAS DRILLING -- 0.4%
  Transocean, Inc.+.............................           2,100             169,869
                                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
  EnCana Corp. .................................           3,400             156,450
  Japan Petroleum Exploration Co. ..............           2,100             124,936
  Talisman Energy, Inc. ........................          12,800             217,330
                                                                         -----------
                                                                             498,716
                                                                         -----------
OIL COMPANIES-INTEGRATED -- 2.3%
  ConocoPhillips................................           5,200             374,140
  LUKOIL ADR....................................           2,300             201,020
  Petro-Canada..................................           2,534             103,995
  Statoil ASA...................................           9,650             255,752
                                                                         -----------
                                                                             934,907
                                                                         -----------
OIL REFINING & MARKETING -- 0.3%
  Nippon Oil Corp. .............................          18,000             120,398
                                                                         -----------
OIL -- FIELD SERVICES -- 0.4%
  Halliburton Co. ..............................           4,800             149,040
                                                                         -----------
OPTICAL SUPPLIES -- 0.6%
  Essilor International SA......................           2,256             242,561
                                                                         -----------
RETAIL-APPAREL/SHOE -- 0.3%
  Children's Place Retail Stores, Inc.+.........           1,700             107,984
                                                                         -----------
RETAIL-DRUG STORE -- 0.9%
  Alliance Boots PLC............................          21,516             352,825
                                                                         -----------
RETAIL-HYPERMARKETS -- 0.4%
  Wal-Mart de Mexico SA de CV, Series V+........          32,700             143,870
                                                                         -----------
RETAIL-MAJOR DEPARTMENT STORES -- 0.6%
  Debenhams PLC.................................          45,883             170,470
  PPR...........................................             517              77,255
                                                                         -----------
                                                                             247,725
                                                                         -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.3%
  Kohl's Corp.+.................................           1,900             130,017
                                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 0.8%
  Lam Research Corp.+...........................           6,500             329,030
                                                                         -----------
SOAP & CLEANING PREPARATION -- 1.4%
  Henkel KGaA...................................           2,403             353,623
  Reckitt Benckiser PLC.........................           4,294             196,235
                                                                         -----------
                                                                             549,858
                                                                         -----------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 2)
STEEL PIPE & TUBE -- 0.7%
  TMK OAO GDR+..................................           3,700         $   129,500
  Vallourec SA..................................             578             168,086
                                                                         -----------
                                                                             297,586
                                                                         -----------
STEEL-PRODUCER -- 0.4%
  JFE Holdings, Inc. ...........................           2,900             149,380
                                                                         -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.2%
  Corning, Inc.+................................           3,300              61,743
                                                                         -----------
TELECOM SERVICES -- 1.0%
  Amdocs, Ltd.+.................................           2,200              85,250
  Chunghwa Telecom Co., Ltd. (Taipei)...........          45,900              85,362
  Chunghwa Telecom Co., Ltd. ADR+...............          11,516             227,211
                                                                         -----------
                                                                             397,823
                                                                         -----------
TELEPHONE-INTEGRATED -- 0.9%
  Deutsche Telekom AG...........................          12,810             234,032
  Nippon Telegraph and Telephone Corp. .........              27             132,953
                                                                         -----------
                                                                             366,985
                                                                         -----------
TOBACCO -- 1.1%
  Altria Group, Inc. ...........................           3,200             274,624
  Japan Tobacco, Inc. ..........................              34             164,279
                                                                         -----------
                                                                             438,903
                                                                         -----------
TOYS -- 0.2%
  Nintendo Co., Ltd. ...........................             300              77,896
                                                                         -----------
TRANSPORT-SERVICES -- 0.7%
  United Parcel Service, Inc., Class B..........           3,900             292,422
                                                                         -----------
VITAMINS & NUTRITION PRODUCTS -- 0.2%
  Herbalife, Ltd.+..............................           2,500             100,400
                                                                         -----------
WEB PORTALS/ISP -- 0.9%
  Google, Inc., Class A+........................             800             368,384
                                                                         -----------
WIRELESS EQUIPMENT -- 0.9%
  American Tower Corp., Class A+................           1,500              55,920
  Motorola, Inc. ...............................           8,300             170,648
  QUALCOMM, Inc. ...............................           3,900             147,381
                                                                         -----------
                                                                             373,949
                                                                         -----------
TOTAL COMMON STOCK
  (cost $25,369,640)............................                          29,318,560
                                                                         -----------
PREFERRED STOCK -- 0.0%
STEEL-PRODUCER -- 0.0%
  Weirton Steel Corp., Series C+(1)(2)
    (cost $0)...................................           1,125                   0
                                                                         -----------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

      0XPRINCIPALVALUESECURITY DESCRIPTION        AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------
 1/2V
  BACKEDSECURITIES -- 1.3%
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
  Advanta Mtg. Loan Trust
    Series 1999-4, Class A
    5.73% due 11/25/29(3)....................... $         8,577 $         8,580
  Banc of America Commercial Mtg., Inc.
    Series 2005-6, Class A4
    5.16% due 09/10/47(4)(5)....................          60,000          59,423
  Bear Stearns Commercial Mtg. Securities, Inc.
    Series 2001-TOP4, Class A3
    5.61% due 11/15/33(5).......................          25,000          25,351
  Bear Stearns Commercial Mtg. Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(5).......................          25,000          24,473
  Credit Suisse Mtg. Capital Certificates
    Series 2006-C1, Class A4
    5.61% due 12/15/39(4)(5)....................          60,000          60,964
  CS First Boston Mtg. Securities Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(4).......................          20,000          18,574
  Greenwich Capital Commercial Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(4).......................          60,000          59,571
  GS Mortgage Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(4).......................          60,000          60,923
  JP Morgan Chase Commercial Mtg. Securities
    Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(4).......................          60,000          58,249
  JP Morgan Chase Commercial Mtg. Securities
    Corp.
    Series 2005-LDP5, Class A4
    5.18% due 12/15/44(4)(5)....................          60,000          59,119
  LB-UBS Commercial Mtg. Trust
    Series 2001-C7, Class A5
    6.13% due 12/15/30(4).......................          25,000          25,937
  Merrill Lynch Mtg. Trust
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38(4).......................          60,000          58,843
                                                               ---------------
TOTAL ASSET BACKED SECURITIES
  (cost $509,795)...............................                       520,007
                                                               ---------------
CORPORATE BONDS & NOTES -- 0.9%
ELECTRIC-INTEGRATED -- 0.0%
  Virginia Electric & Power Co.
    Senior Notes
    Series A
    5.38% due 02/01/07..........................          10,000           9,998
                                                               ---------------

--------------------------------------------------------------------------------------
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                  AMOUNT(10)            (NOTE 2)
FINANCE-INVESTMENT BANKER/ BROKER -- 0.2%
  Citigroup Funding, Inc.
    Notes
    2.15% due 10/18/07(1).......................   $     105,000         $    86,722
                                                                         -----------
HEALTH CARE COST CONTAINMENT -- 0.0%
  MEDIQ/PRN Life Support Services, Inc.
    11.00% due 06/01/08+(1)(2)                            80,000                   0
                                                                         -----------
INSURANCE-LIFE/HEALTH -- 0.0%
  Prudential Financial, Inc. Notes
    5.10% due 12/14/11..........................          15,000              14,872
                                                                         -----------
MULTIMEDIA -- 0.3%
  AOL Time Warner, Inc.
    Guar. Notes
    6.15% due 05/01/07..........................         100,000             100,197
  Time Warner, Inc.
    Notes
    5.88% due 11/15/16..........................          20,000              19,949
  Time Warner, Inc.
    Company
    Guar. Notes
    6.50% due 11/15/36..........................          15,000              14,930
                                                                         -----------
                                                                             135,076
                                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  Costilla Energy, Inc.
    Senior Notes
    10.25% due 10/01/06+(1)(2)(6)(9)............         130,000                   0
                                                                         -----------
OIL COMPANIES-INTEGRATED -- 0.4%
  ConocoPhillips
    Guar. Notes
    5.37% due 04/11/07(3).......................          70,000              70,007
  ConocoPhillips Australia Funding Co.
    Guar. Notes
    5.47% due 04/09/09(3).......................          70,000              70,055
                                                                         -----------
                                                                             140,062
                                                                         -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $426,852)...............................                             386,730
                                                                         -----------
FOREIGN CORPORATE BONDS & NOTES -- 0.5%
BANKS-COMMERCIAL -- 0.2%
  Credit Agricole SA
    Notes
    3.48% due 10/17/07(3).......................    EUR   50,000              66,002
                                                                         -----------
CONTAINERS-METAL/GLASS -- 0.0%
  Consumers International, Inc.
    Senior Notes
    10.25% due 04/01/05+(1)(2)(6)(9)............          50,000                   0
                                                                         -----------

---------------------
    56

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                  AMOUNT(10)            (NOTE 2)
--------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS &
  NOTES (CONTINUED)
DIVERSIFIED MINERALS -- 0.0%
  Vale Overseas, Ltd.
    Notes
    6.25% due 01/23/17..........................   $      20,000         $    20,091
                                                                         -----------
INVESTMENT COMPANIES -- 0.3%
  Temasek Financial I, Ltd.
    Guar. Notes
    4.50% due 09/21/15..........................         150,000             143,009
                                                                         -----------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $220,839)...............................                             229,102
                                                                         -----------
FOREIGN GOVERNMENT AGENCIES -- 17.7%
SOVEREIGN -- 17.7%
  Federal Republic of Germany
    Bonds
    3.50% due 01/04/16..........................    EUR   30,000              38,263
  Federal Republic of Germany Series 04
    Bonds
    3.75% due 01/04/15..........................    EUR   60,000              78,094
  Federal Republic of Germany Series 05
    Bonds
    4.00% due 01/04/37..........................    EUR  110,000             143,129
  Government of Australia
    Bonds
    5.25% due 03/15/19..........................    AUD  300,000             224,226
  Government of Australia
    Bonds
    Series 611,
    5.75% due 06/15/11..........................    AUD  715,000             558,066
  Government of Canada
    Bonds
    4.25% due 09/01/09..........................    CAD  275,000             237,293
  Government of Canada
    Bonds
    Series WL43
    5.75% due 06/01/29..........................    CAD  150,000             157,958
  Government of Canada
    Bonds
    5.75% due 06/01/33..........................    CAD   95,000             102,401
  Government of Canada
    Bonds
    6.00% due 06/01/11..........................    CAD  235,000             217,754
  Government of Japan
    Bonds
    1.40% due 09/20/11..........................  JPY 10,900,000              92,404
  Government of Japan
    Bonds
    1.40% due 12/20/15..........................  JPY 10,400,000              85,737
  Government of Japan
    Bonds
    2.10% due 09/20/25..........................  JPY 13,700,000             116,239

--------------------------------------------------------------------------------------
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                  AMOUNT(10)            (NOTE 2)
SOVEREIGN (CONTINUED)
  Government of Poland
    Bonds
    6.00% due 11/24/09..........................   PLN 1,325,000         $   472,255
  Government of Poland
    Bonds
    5.00% due 10/24/13..........................    PLN  955,000             326,684
  Government of Poland
    Bonds
    6.25% due 10/24/15..........................    PLN   85,000              31,418
  Government of Singapore
    Bonds
    3.63% due 07/01/11..........................    SGD $650,000             434,510
  Government of Singapore
    Bonds
    3.63% due 07/01/14..........................    SGD  490,000             331,667
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/10..........................   DKK 2,130,000             377,834
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/15..........................   DKK 1,515,000             269,780
  Kingdom of Denmark
    Bonds
    6.00% due 11/15/09..........................    DKK  335,000              62,571
  Kingdom of Denmark
    Bonds
    7.00% due 11/10/24..........................    DKK  330,000              80,027
  Kingdom of Norway
    Bonds
    5.50% due 05/15/09..........................   NOK 1,965,000             323,030
  Kingdom of Norway
    Bonds
    6.50% due 05/15/13..........................   NOK 2,340,000             417,867
  Kingdom of Sweden
    Bonds Series 1049
    4.50% due 08/12/15..........................   SEK 1,365,000             209,317
  Kingdom of Sweden
    Bonds
    5.00% due 12/01/20..........................   SEK   515,000              85,285
  Kingdom of Sweden
    Bonds
    5.25% due 03/15/11..........................   SEK 3,730,000             574,542
  Republic of Austria
    Notes
    4.30% due 07/15/14..........................    EUR  143,000             192,769
  Republic of Austria
    Notes
    5.00% due 07/15/12*.........................    EUR  170,000             235,860
  Republic of Trinidad & Tobago Notes
    9.88% due 10/01/09..........................          45,000              50,063
  United Kingdom Gilt Treasury Bonds
    4.25% due 03/07/36..........................    GBP  165,000             325,461
  United Kingdom Gilt Treasury Bonds
    6.25% due 11/25/10..........................    GBP   70,000             142,724

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                  AMOUNT(10)            (NOTE 2)
--------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES (CONTINUED)
SOVEREIGN (CONTINUED)
  United Kingdom Gilt Treasury Bonds
    5.00% due 09/07/14..........................    GBP   25,000         $    49,435
  United Kingdom Gilt Treasury Bonds
    4.00% due 09/07/16..........................    GBP   57,500             106,209
                                                                         -----------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $6,752,570).............................                           7,150,872
                                                                         -----------
U.S. GOVERNMENT AGENCIES -- 0.2%
FEDERAL HOME LOAN MTG. CORP. -- 0.1%
  6.44% due 04/01/29(3).........................   $      36,592              37,754
                                                                         -----------
FEDERAL NATIONAL MTG. ASSOC. -- 0.1%
  4.79% due 11/01/12............................          25,000              24,267
  7.57% due 04/01/10............................           7,271               7,657
                                                                         -----------
                                                                              31,924
                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $70,741)................................                              69,678
                                                                         -----------
U.S. GOVERNMENT TREASURIES -- 1.3%
UNITED STATES TREASURY BONDS -- 0.3%
  5.38% due 02/15/31............................          96,000             102,832
                                                                         -----------
UNITED STATES TREASURY NOTES -- 1.0%
  4.38% due 08/15/12............................         375,000             369,609
  4.50% due 11/15/15(11)........................          50,000              49,230
                                                                         -----------
                                                                             418,839
                                                                         -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $521,998)...............................                             521,671
                                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $33,872,435)............................                          38,196,620
                                                                         -----------
SHORT-TERM INVESTMENT SECURITIES -- 5.0%
FOREIGN GOVERNMENT TREASURIES -- 2.1%
  Dutch Treasury Certificate
    zero coupon due 01/31/07....................    EUR  120,000             157,985
  Republic of Belgium Bills
    zero coupon due 02/15/07....................    EUR  400,000             525,808
  Republic of Belgium Bills
    zero coupon due 03/15/07....................    EUR  115,000             150,751
                                                                         -----------
                                                                             834,544
                                                                         -----------

--------------------------------------------------------------------------------------
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                  AMOUNT(10)            (NOTE 2)
U.S. GOVERNMENT AGENCIES -- 0.2%
  Federal Home Loan Mtg. Corp. Disc. Notes
    2.08% due 02/06/07(11)......................   $     100,000         $    99,485
                                                                         -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $902,737)...............................                             934,029
                                                                         -----------
REPURCHASE AGREEMENT -- 2.7%
  UBS Securities, LLC Joint Repurchase
    Agreement(7)
    (cost $1,080,000)...........................       1,080,000           1,080,000
                                                                         -----------
TOTAL INVESTMENTS
  (cost $35,855,172)(8).........................            99.4%         40,210,649
Other assets less liabilities...................             0.6             243,993
                                                   -------------         -----------
NET ASSETS......................................           100.0%        $40,454,642
                                                   =============         ===========

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $235,860 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(4) Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.
(5)  Collateralized Mortgaged Obligation
(6)  Bond in default
(7)  See Note 2 for details of Joint Repurchase Agreements.
(8)  See Note 6 for cost of investments on a tax basis.
(9)  Company has filed Chapter 11 bankruptcy protection.
(10) Denominated in United States dollars unless otherwise indicated.
(11) The security, or a portion thereof, was pledged as collateral to cover margin requirements for open futures contracts.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

---------------------
    58

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

              OPEN FOREIGN BOND FORWARD CONTRACTS
              ------------------------------------------------------------------

                                                                                   VALUE AT       VALUE AS OF        UNREALIZED
                 DESCRIPTION                   PRINCIPAL AMOUNT   DELIVERY DATE   TRADE DATE   DECEMBER 31, 2006    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond, Series 213 1.40%
  due 06/22/09...............................   JPY 41,400,000     01/31/2007     $ 355,517        $352,563           $(2,954)
Japanese Government Bond, Series 275 1.40%
  due 12/20/15...............................   JPY  7,100,000     01/31/2007        58,990          58,691              (299)
                                                                                                                      -------
                                                                                                                      $(3,253)
                                                                                                                      =======

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

                                                                                            UNREALIZED
 NUMBER OF                                 EXPIRATION    VALUE AT        VALUE AS OF       APPRECIATION
 CONTRACTS           DESCRIPTION              DATE      TRADE DATE    DECEMBER 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
 1    Short  90 Day Euro Dollar..........  March 2007   $  236,797        $  236,700         $    97
24    Short  CME EMini S&P 500 Index.....  March 2007    1,712,664         1,714,080          (1,416)
 1    Long   Commonwealth Government       March 2007      558,304           558,275             (29)
               Treasury Bond.............
 9    Short  Dow Jones Euro Stoxx 50.....  March 2007      489,260           493,347          (4,087)
 3    Long   Euro-Bobl...................  March 2007      432,084           430,486          (1,598)
 1    Long   Euro-Bund...................  March 2007      154,397           153,003          (1,394)
 3    Short  Financial Times Stock Exch.   March 2007      364,311           364,969            (658)
               100 Index.................
 1    Long   LIFFE Long Gilt.............  March 2007      214,392           211,627          (2,765)
 2    Short  Tokyo Price Index...........  March 2007      269,984           282,405         (12,421)
 2    Long   U.S. Treasury 2 YR Note.....  March 2007      409,568           408,062          (1,506)
11    Short  U.S. Treasury 5 YR Note.....  March 2007    1,161,637         1,155,687           5,950
 4    Short  U.S. Treasury 10 YR Note....  March 2007      432,345           429,875           2,470
                                                                                             ---------
                                                                                             $(17,357)
                                                                                             =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
                       ----------------------------------------------------------------------------
                        AUD        3,412,000   USD        2,686,080    3/20/2007      $   1,306
                       *CAD        1,248,000   USD        1,096,691    3/20/2007         24,016
                       *CHF        4,551,000   USD        3,806,982    3/20/2007         45,527
                       *CLP      347,500,000   USD          661,275    3/20/2007          8,295
                       *CNY        1,057,000   USD          137,589    6/20/2007          1,165
                       *DKK        4,527,000   USD          811,007    3/20/2007          6,921
                       *EUR       13,941,000   USD       18,597,724    3/20/2007        128,985
                       *GBP        1,090,000   USD        2,148,564    3/20/2007         13,732
                       *HKD        2,680,000   USD          345,949    3/20/2007            304
                       *IDR      175,000,000   USD           19,347    3/20/2007             41
                       *ILS        3,450,000   USD          821,449    3/20/2007          1,704
                        ISK          905,000   USD           12,508    3/20/2007             34
                       *JPY      444,951,000   USD        3,896,681    3/20/2007        118,570
                       *KRW      534,966,000   USD          579,633    3/20/2007          3,428
                       *NOK        6,498,000   USD        1,064,807    3/20/2007         19,133
                       *PLN        2,940,000   USD        1,028,896    3/20/2007         13,397
                       *RUB       11,310,000   USD          432,009    3/20/2007          2,244
                       *SEK       11,886,000   USD        1,767,941    3/20/2007         23,409
                        TWD        4,200,000   USD          131,263    3/20/2007          1,335
                       *USD          195,954   BRL          430,000    3/20/2007          2,900
                       *USD           10,186   COP       23,500,000    3/20/2007            245
                       *USD           90,622   CZK        1,890,000    3/20/2007            716

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------


     OPEN FORWARD FOREIGN CURRENCY CONTRACTS -- (CONTINUED)

                       ----------------------------------------------------------------------------
                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
                       ----------------------------------------------------------------------------
                       *USD          168,974   HUF       32,720,000    3/20/2007      $   1,855
                       *USD           52,348   IDR      475,440,000    3/20/2007            102
                       *USD        1,225,824   ILS        5,175,000    3/20/2007          3,793
                       *USD          136,805   INR        6,140,000    3/20/2007            558
                       *USD           23,451   MXN          257,000    3/20/2007            256
                       *USD          994,348   MYR        3,500,000    3/20/2007          1,923
                       *USD          769,715   NZD        1,125,000    3/20/2007         18,972
                       *USD        1,612,613   SGD        2,470,000    3/20/2007          4,337
                       *USD           40,380   THB        1,440,000    3/20/2007             59
                       *USD           86,328   TRY          130,000    3/20/2007          2,884
                       *USD          554,313   ZAR        4,016,000    3/20/2007         13,454
                                                                                      ----------
                                                                                      $ 465,600
                                                                                      ----------

                       ----------------------------------------------------------------------------
                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
                       ----------------------------------------------------------------------------
                        ARS           45,000   USD           14,542    3/20/2007      $    (122)
                        AUD        2,414,000   USD        1,896,204    3/20/2007         (5,129)
                       *BRL        1,265,000   USD          576,595    3/20/2007         (8,406)
                       *CNY        3,820,000   USD          490,372    3/21/2007         (4,513)
                       *CNY          645,000   USD           84,642    6/20/2007            (28)
                       *COP       32,100,000   USD           14,154    3/20/2007            (95)
                       *CZK        1,660,000   USD           79,448    3/20/2007           (775)
                       *HUF       21,300,000   USD          109,766    3/20/2007         (1,440)
                       *INR          460,000   USD           10,243    3/20/2007            (48)
                       *MXN        2,951,000   USD          266,259    3/20/2007         (5,952)
                       *MYR        2,430,000   USD          687,121    3/20/2007         (4,576)
                       *NZD        1,244,000   USD          862,295    3/20/2007         (9,818)
                       *SGD        3,582,000   USD        2,337,304    3/20/2007         (7,600)
                        SKK          610,000   USD           23,378    3/20/2007            (39)
                       *THB        1,440,000   USD           39,571    3/20/2007           (868)
                       *TRY          146,000   USD           97,206    3/20/2007         (2,986)
                       *USD        1,376,326   CAD        1,576,000    3/20/2007        (21,730)
                       *USD        3,169,639   CHF        3,776,000    3/20/2007        (48,731)
                       *USD          650,231   CLP      342,238,000    3/20/2007         (7,139)
                       *USD          254,149   CNY        1,960,000    3/21/2007           (229)
                       *USD           73,221   DKK          409,000    3/20/2007           (575)
                       *USD       15,738,621   EUR       11,806,000    3/20/2007        (98,284)
                       *USD        1,323,759   GBP          671,000    3/20/2007         (9,564)
                       *USD          617,475   HKD        4,785,000    3/20/2007           (343)
                       *USD        2,587,965   JPY      294,753,000    3/20/2007        (85,196)
                       *USD          394,292   KRW      361,660,000    3/20/2007         (4,753)
                       *USD          173,557   NOK        1,060,000    3/20/2007         (2,979)
                        USD           88,484   PHP        4,340,000    3/20/2007           (215)
                       *USD          245,012   PLN          700,000    3/20/2007         (3,227)
                       *USD          431,193   RUB       11,290,000    3/20/2007         (2,188)

---------------------
    60

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------


     OPEN FORWARD FOREIGN CURRENCY CONTRACTS -- (CONTINUED)

                       ----------------------------------------------------------------------------
                             CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
                            TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
                       ----------------------------------------------------------------------------
                       *USD        1,262,768   SEK        8,504,000    3/20/2007      $ (14,619)
                       *ZAR          190,000   USD           26,352    3/20/2007           (510)
                                                                                      ----------
                                                                                      $(352,677)
                                                                                      ----------
                                Net Unrealized Appreciation (Depreciation)......      $ 112,923
                                                                                      ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

           ARS  --   Argentine
                     Peso
           AUD  --   Australian
                     Dollar
           BRL  --   Brazilian
                     Real
           CAD  --   Canadian
                     Dollar
           CHF  --   Swiss
                     Franc
           CLP  --   Chilean
                     Peso
           CNY  --   Yuan
                     Renminbi
           COP  --   Colombian
                     Peso
           CZK  --   Czech
                     Koruna
           DKK  --   Danish
                     Krone
           EUR  --   Euro
           GBP  --   British
                     Pound
                     Sterling
           HKD  --   Hong
                     Kong
                     Dollar
           HUF  --   Hungarian
                     Forint
           IDR  --   Indonesian
                     Rupiah
           ILS  --   Israeli
                     Shekel
           INR  --   Indian
                     Rupee
           ISK  --   Iceland
                     Krona
           JPY  --   Japanese
                     Yen
           KRW  --   South
                     Korean
                     Won
           MXN  --   Mexican
                     Peso
           MYR  --   Malaysian
                     Ringgit
           NOK  --   Norwegian
                     Krone
           NZD  --   New
                     Zealand
                     Dollar
           PHP  --   Philippine
                     Peso
           PLN  --   Polish
                     Zloty
           RUB  --   Russian
                     Ruble
           SEK  --   Swedish
                     Krona
           SGD  --   Singapore
                     Dollar
           SKK  --   Slovakian
                     Koruna
           THB  --   Thailand
                     Baht
           TRY  --   Turkish
                     Lira
           TWD  --   Taiwan
                     Dollar
           USD  --   United
                     States
                     Dollar
           ZAR  --   South
                     African
                     Rand

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                               GOVERNMENT         ASSET
                                                              MONEY MARKET    AND QUALITY      ALLOCATION
                                                               PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $        --    $  929,048,373   $398,773,629
Short-term investment securities, at value
  (unaffiliated)*...........................................   13,392,781                --             --
Repurchase agreements (cost equals market value)............           --        54,350,000     16,429,000
                                                              ---------------------------------------------
Total investments...........................................   13,392,781       983,398,373    415,202,629
                                                              ---------------------------------------------
Cash........................................................          721               670             --
Foreign cash*...............................................           --                --          3,157
Receivable for:
  Fund shares sold..........................................           --        19,021,188        676,816
  Dividends and interest....................................      112,376         7,246,598      1,646,229
  Investments sold..........................................           --                --        664,834
Prepaid expenses and other assets...........................           84             5,422          2,577
Variation margin on futures contracts.......................           --            44,750             --
Unrealized appreciation on forward foreign currency
  contracts.................................................           --                --             --
                                                              ---------------------------------------------
Total Assets................................................   13,505,962     1,009,717,001    418,196,242
                                                              ---------------------------------------------

LIABILITIES:
Payable for:
  Fund shares redeemed......................................       41,037         3,487,322        909,663
  Investments purchased.....................................           --                --        373,977
  Investment advisory and management fees...................        5,756           462,326        217,382
  Service fees -- Class 2...................................           --            16,541          4,188
  Service fees -- Class 3...................................           --            88,592          6,745
  Trustees' fees and expenses...............................       13,092           123,077         21,704
Other accrued expenses......................................       40,014           164,381         86,499
Due to custodian............................................           --                --            418
Unrealized depreciation on foreign bond forward contracts...           --                --             --
Unrealized depreciation on forward foreign currency
  contracts.................................................           --                --             --
                                                              ---------------------------------------------
Total liabilities...........................................       99,899         4,342,239      1,620,576
                                                              ---------------------------------------------
Net Assets..................................................  $13,406,063    $1,005,374,762   $416,575,666
                                                              =============================================
NET ASSETS REPRESENTED BY:
Capital paid-in.............................................   13,406,063       977,252,379    337,173,575
Accumulated undistributed net investment income (loss)......           --        39,451,745     11,032,118
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, and foreign exchange
  transactions..............................................           --       (12,917,404)    10,556,548
Unrealized appreciation (depreciation) on investments.......           --         1,040,073     57,813,461
Unrealized appreciation (depreciation) on futures contracts
  and foreign bond forward contracts........................           --           547,969             --
Unrealized foreign exchange gain (loss) on other assets and
  liabilities...............................................           --                --            (36)
                                                              ---------------------------------------------
Net Assets..................................................  $13,406,063    $1,005,374,762   $416,575,666
                                                              =============================================
  Class 1 (unlimited shares authorized):
  Net assets................................................  $13,406,063    $  443,468,576   $351,838,611
  Shares of beneficial interest issued and outstanding......   13,406,063        30,142,863     21,796,396
  Net asset value, offering and redemption price per
    share...................................................  $      1.00    $        14.71   $      16.14
                                                              =============================================
  Class 2 (unlimited shares authorized):
  Net assets................................................  $        --    $  131,035,475   $ 32,573,943
  Shares of beneficial interest issued and outstanding......           --         8,911,661      2,021,346
  Net asset value, offering and redemption price per
    share...................................................  $        --    $        14.70   $      16.11
                                                              =============================================
  Class 3 (unlimited shares authorized):
  Net assets................................................  $        --    $  430,870,711   $ 32,163,112
  Shares of beneficial interest issued and outstanding......           --        29,347,619      1,998,862
  Net asset value, offering and redemption price per
    share...................................................  $        --    $        14.68   $      16.09
                                                              =============================================
------------
*Cost
  Long-term investment securities (unaffiliated)............  $        --    $  928,008,300   $340,960,168
                                                              =============================================
  Short-term investment securities (unaffiliated)...........  $13,392,781    $           --   $         --
                                                              =============================================
  Foreign cash..............................................  $        --    $           --   $      3,163
                                                              =============================================

See Notes To Financial Statements
---------------------
    62

--------------------------------------------------------------------------------

      GROWTH AND                       CAPITAL         NATURAL                     STRATEGIC
        INCOME          GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------
     $17,017,200     $806,898,865   $1,531,659,951   $392,425,742   $45,822,263   $38,196,620
              --               --               --             --       199,559       934,029
         645,000       17,275,000       34,855,000     10,190,000     1,540,000     1,080,000
    -----------------------------------------------------------------------------------------
      17,662,200      824,173,865    1,566,514,951    402,615,742    47,561,822    40,210,649
    -----------------------------------------------------------------------------------------
           4,364            4,742           44,650          3,153         3,208         4,492
              --               --          134,998         87,391            --        30,534
             150        2,137,665        6,266,299      1,163,436           344           110
          24,951          598,313        1,230,340        412,751       146,502       170,042
          40,533        6,650,309        5,779,984             --        57,767        23,130
             109            4,663            8,598          2,073           297         3,805
              --               --               --             --        11,496        10,265
              --               --               --             --            --       465,600
    -----------------------------------------------------------------------------------------
      17,732,307      833,569,557    1,579,979,820    404,284,546    47,781,436    40,918,627
    -----------------------------------------------------------------------------------------
          23,087        2,257,796        3,938,202      3,232,669       139,509         5,384
         110,925        7,898,591        8,961,928             --       205,600        40,931
          10,463          469,617          937,309        257,861        40,440        34,430
              --           10,303           17,113          5,695            --            --
              --           42,688           91,532         25,969            --            --
           6,978          124,690          219,613         20,473        25,929        17,129
          41,762          122,475          214,794         92,510        46,253        10,181
              --               --               --             --            --            --
              --               --               --             --            --         3,253
              --               --               --             --            --       352,677
    -----------------------------------------------------------------------------------------
         193,215       10,926,160       14,380,491      3,635,177       457,731       463,985
    -----------------------------------------------------------------------------------------
     $17,539,092     $822,643,397   $1,565,599,329   $400,649,369   $47,323,705   $40,454,642
    =========================================================================================
      14,175,136      652,230,384    1,158,853,845    176,763,285    40,836,643    33,287,492
          88,044        5,020,015        4,281,511      4,952,402       802,253      (309,267)
       1,850,304       84,686,080      190,172,391     22,895,579     3,089,779     3,022,891
       1,425,608       80,706,918      212,290,688    196,039,315     2,596,350     4,355,477
              --               --               --             --        (1,320)      (20,610)
              --               --              894         (1,212)           --       118,659
    -----------------------------------------------------------------------------------------
     $17,539,092     $822,643,397   $1,565,599,329   $400,649,369   $47,323,705   $40,454,642
    =========================================================================================
     $17,539,092     $540,802,492   $  994,508,470   $234,234,811   $47,323,705   $40,454,642
       1,590,164       18,797,623       24,351,258      4,442,761     6,429,667     4,276,273
     $     11.03     $      28.77   $        40.84   $      52.72   $      7.36   $      9.46
    =========================================================================================
     $        --     $ 80,394,066   $  133,814,788   $ 43,836,555   $        --   $        --
              --        2,797,282        3,294,366        833,592            --            --
     $        --     $      28.74   $        40.62   $      52.59   $        --   $        --
    =========================================================================================
     $        --     $201,446,839   $  437,276,071   $122,578,003   $        --   $        --
              --        7,020,300       10,797,238      2,335,824            --            --
     $        --     $      28.69   $        40.50   $      52.48   $        --   $        --
    =========================================================================================
     $15,591,592     $726,191,947   $1,319,369,263   $196,386,427   $43,225,913   $33,872,435
    =========================================================================================
     $        --     $         --   $           --   $         --   $   199,559   $   902,737
    =========================================================================================
     $        --     $         --   $      136,222   $     88,167   $        --   $    30,397
    =========================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                GOVERNMENT         ASSET
                                                              MONEY MARKET     AND QUALITY      ALLOCATION
                                                               PORTFOLIO      BOND PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)....................................    $     --       $         --     $ 5,180,721
Dividends (affiliated)......................................          --                 --              --
Interest (unaffiliated).....................................     694,913         47,488,715       8,432,892
                                                              ---------------------------------------------
    Total investment income*................................     694,913         47,488,715      13,613,613
                                                              ---------------------------------------------
EXPENSES:
Investment advisory and management fees.....................      69,133          5,218,270       2,595,830
Service fees:
  Class 2...................................................          --            198,343          47,930
  Class 3...................................................          --            879,254          60,666
Custodian and accounting fees...............................      29,401            288,073         175,170
Reports to shareholders.....................................       1,314             81,209          34,669
Audit and tax fees..........................................      27,211             27,172          30,119
Legal fees..................................................       3,931             19,130          11,004
Trustees' fees and expenses.................................         657             45,704          20,957
Interest expense............................................          --                 --              --
Other expenses..............................................       3,497             22,048          13,307
                                                              ---------------------------------------------
  Total expenses before custody credits and fees paid
    indirectly..............................................     135,144          6,779,203       2,989,652
                                                              ---------------------------------------------
  Custody credits earned on cash balances...................        (602)           (10,499)         (2,174)
  Fees paid indirectly (Note 4).............................          --                 --         (58,320)
                                                              ---------------------------------------------
  Net expenses..............................................     134,542          6,768,704       2,929,158
                                                              ---------------------------------------------
Net investment income (loss)................................     560,371         40,720,011      10,684,455
                                                              ---------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)....          --         (7,794,739)     20,406,033
  Net realized gain (loss) on investments (affiliated)......          --                 --              --
  Net realized gain (loss) on futures contracts and foreign
    bond forward contracts..................................          --            270,500              --
  Net realized foreign exchange gain (loss) on other assets
    and liabilities.........................................          --                 --          (2,452)
  Net realized gain (loss) on disposal of investments, in
    violation of investment restrictions (Note 3)...........          --                 --              --
                                                              ---------------------------------------------
Net realized gain (loss) on investments and foreign
  currencies................................................          --         (7,524,239)     20,403,581
                                                              ---------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)..............................          --         (3,413,878)     14,289,422
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)................................          --                 --              --
  Change in unrealized appreciation (depreciation) on
    futures contracts and foreign bond forward contracts....          --            585,281              --
  Change in unrealized foreign exchange gain (loss) on other
    assets and liabilities..................................          --                 --             (39)
                                                              ---------------------------------------------
Net unrealized gain (loss) on investments and foreign
  currencies................................................          --         (2,828,597)     14,289,383
                                                              ---------------------------------------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................          --        (10,352,836)     34,692,964
                                                              ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $560,371       $ 30,367,175     $45,377,419
                                                              =============================================
------------
 * Net of foreign withholding taxes on interest and
  dividends of..............................................    $     --       $         --     $    39,318
                                                              ---------------------------------------------

See Notes to Financial Statements

---------------------
    64

--------------------------------------------------------------------------------

    GROWTH AND                   CAPITAL        NATURAL                    STRATEGIC
      INCOME       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------
    $  273,481   $10,507,860   $ 12,842,690   $ 7,602,602   $  502,641    $   457,377
           431        15,758             --            --          715             --
         9,692       855,796      4,241,448       713,503      886,048        519,230
    ---------------------------------------------------------------------------------
       283,604    11,379,414     17,084,138     8,316,105    1,389,404        976,607
    ---------------------------------------------------------------------------------
       121,562     5,412,280     10,545,962     2,868,378      485,533        401,398
            --       118,993        198,927        65,939           --             --
            --       448,393        858,122       235,316           --             --
        31,493       194,032        447,747       142,583       40,807         80,482
         1,645        71,028        137,225        40,267        4,624          3,992
        30,111        30,113         30,114        30,112       30,112         25,307
         3,942        16,902         28,125         9,241        4,555          4,387
           495        39,789         72,636        18,475        2,304          1,620
           277            --             --            --          155             --
           577        14,505         26,782         6,288        1,746          1,822
    ---------------------------------------------------------------------------------
       190,102     6,346,035     12,345,640     3,416,599      569,836        519,008
    ---------------------------------------------------------------------------------
          (154)         (393)        (5,460)       (2,152)        (380)          (220)
        (1,400)      (96,126)      (188,056)       (1,571)      (2,593)        (4,164)
    ---------------------------------------------------------------------------------
       188,548     6,249,516     12,152,124     3,412,876      566,863        514,624
    ---------------------------------------------------------------------------------
        95,056     5,129,898      4,932,014     4,903,229      822,541        461,983
    ---------------------------------------------------------------------------------
     1,890,138    82,864,107    192,071,423    23,694,385    3,529,854      3,627,157
        94,514     3,678,180             --            --      294,759             --
            --            --             --            --     (176,182)      (222,047)
            (5)          234        (90,716)        5,299           (3)    (1,032,935)
                          --             --         3,765           --             --
            --
    ---------------------------------------------------------------------------------
     1,984,647    86,542,521    191,980,707    23,703,449    3,648,428      2,372,175
    ---------------------------------------------------------------------------------
      (158,151)   12,131,915    (34,909,588)   50,224,378     (572,679)     1,264,221
       (98,295)   (3,816,457)            --            --     (300,805)            --
            --            --             --            --      (36,735)       (57,271)
            --           746           (512)       (1,158)          --        153,044
    ---------------------------------------------------------------------------------
      (256,446)    8,316,204    (34,910,100)   50,223,220     (910,219)     1,359,994
    ---------------------------------------------------------------------------------
     1,728,201    94,858,725    157,070,607    73,926,669    2,738,209      3,732,169
    ---------------------------------------------------------------------------------
    $1,823,257   $99,988,623   $162,002,621   $78,829,898   $3,560,750    $ 4,194,152
    =================================================================================
---
    $    3,972   $    90,926   $    812,113   $   357,191   $    7,445    $    46,047
    ---------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                               MONEY MARKET                     GOVERNMENT AND QUALITY BOND
                                                 PORTFOLIO                               PORTFOLIO
                                   -------------------------------------   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED               ENDED               ENDED
                                   DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................     $   560,371         $   324,752       $   40,720,011       $ 33,486,708
     Net realized gain (loss) on
       investments and foreign
       currencies................              --                  --           (7,524,239)         2,492,202
     Net unrealized gain (loss)
       on investments and foreign
       currencies................              --                  --           (2,828,597)       (12,617,786)
                                   -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................         560,371             324,752           30,367,175         23,361,124
                                   -----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........        (560,371)           (324,752)         (16,775,173)       (20,016,661)
     Net investment
       income -- Class 2.........              --                  --           (4,624,897)        (5,414,908)
     Net investment
       income -- Class 3.........              --                  --          (12,944,546)       (10,122,521)
     Net realized gain on
       securities -- Class 1.....              --                  --                   --                 --
     Net realized gain on
       securities -- Class 2.....              --                  --                   --                 --
     Net realized gain on
       securities -- Class 3.....              --                  --                   --                 --
                                   -----------------------------------------------------------------------------
   Total distributions to
     shareholders................        (560,371)           (324,752)         (34,344,616)       (35,554,090)
                                   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................        (142,655)         (2,546,380)          63,851,249         32,733,271
                                   -----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................        (142,655)         (2,546,380)          59,873,808         20,540,305
                                   -----------------------------------------------------------------------------
   NET ASSETS:
   Beginning of period...........      13,548,718          16,095,098          945,500,954        924,960,649
                                   -----------------------------------------------------------------------------
   End of period*................     $13,406,063         $13,548,718       $1,005,374,762       $945,500,954
                                   =============================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............     $        --         $        --       $   39,451,745       $ 33,420,886
                                   =============================================================================

    See Notes to Financial Statements

---------------------
    66

---------------------

                 ASSET ALLOCATION                        GROWTH AND INCOME                            GROWTH
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005
       ---------------------------------------------------------------------------------------------------------------------
         $ 10,684,455        $ 13,073,136         $    95,056         $    90,790        $  5,129,898        $  4,445,423
           20,403,581          21,081,908           1,984,647           1,715,671          86,542,521          74,210,125
           14,289,383         (11,924,397)           (256,446)           (944,745)          8,316,204         (25,740,294)
       ---------------------------------------------------------------------------------------------------------------------
           45,377,419          22,230,647           1,823,257             861,716          99,988,623          52,915,254
       ---------------------------------------------------------------------------------------------------------------------
          (11,629,554)        (12,529,599)            (90,765)           (171,331)         (3,334,282)         (5,013,152)
             (983,113)           (927,567)                 --                  --            (377,403)           (597,574)
             (858,215)           (459,109)                 --                  --            (737,498)           (894,150)
                   --                  --          (1,745,230)           (732,273)        (49,210,734)        (21,049,295)
                   --                  --                  --                  --          (7,176,396)         (2,957,331)
                   --                  --                  --                  --         (17,180,592)         (4,972,229)
       ---------------------------------------------------------------------------------------------------------------------
          (13,470,882)        (13,916,275)         (1,835,995)           (903,604)        (78,016,905)        (35,483,731)
       ---------------------------------------------------------------------------------------------------------------------
          (61,993,843)        (70,752,628)           (538,077)         (1,878,656)           (968,118)        (23,997,340)
       ---------------------------------------------------------------------------------------------------------------------
          (30,087,306)        (62,438,256)           (550,815)         (1,920,545)         21,003,600          (6,565,817)
       ---------------------------------------------------------------------------------------------------------------------
          446,662,972         509,101,228          18,089,907          20,010,451         801,639,797         808,205,614
       ---------------------------------------------------------------------------------------------------------------------
         $416,575,666        $446,662,972         $17,539,092         $18,089,907        $822,643,397        $801,639,797
       =====================================================================================================================
         $ 11,032,118        $ 13,469,462         $    88,044         $    83,758        $  5,020,015        $  4,339,066
       =====================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED
                                   DECEMBER 31, 2006   DECEMBER 31, 2005
   ---------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $    4,932,014      $    1,176,403
     Net realized gain (loss) on
       investments and foreign
       currencies................      191,980,707         134,167,449
     Net unrealized gain (loss)
       on investments and foreign
       currencies................      (34,910,100)         18,264,886
                                   -------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      162,002,621         153,608,738
                                   -------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........       (1,447,736)         (3,045,455)
     Net investment
       income -- Class 2.........          (21,237)           (207,746)
     Net investment
       income -- Class 3.........               --            (183,121)
     Net realized gain on
       securities -- Class 1.....       (2,202,602)                 --
     Net realized gain on
       securities -- Class 2.....         (289,656)                 --
     Net realized gain on
       securities -- Class 3.....         (825,424)                 --
                                   -------------------------------------
   Total distributions to
     shareholders................       (4,786,655)         (3,436,322)
                                   -------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................      (62,829,797)       (136,258,699)
                                   -------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................       94,386,169          13,913,717
                                   -------------------------------------
   NET ASSETS:
   Beginning of period...........    1,471,213,160       1,457,299,443
                                   -------------------------------------
   End of period*................   $1,565,599,329      $1,471,213,160
                                   =====================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $    4,281,511      $      909,186
                                   =====================================

    See Notes to Financial Statements

---------------------
    68

---------------------

                 NATURAL RESOURCES                          MULTI-ASSET                        STRATEGIC MULTI-ASSET
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005
       ---------------------------------------------------------------------------------------------------------------------
         $  4,903,229        $  2,299,404         $   822,541         $   772,032         $   461,983        $   282,370
           23,703,449          10,632,542           3,648,428           4,052,785           2,372,175          4,492,961
           50,223,220          83,860,122            (910,219)         (2,857,165)          1,359,994         (1,113,862)
       ---------------------------------------------------------------------------------------------------------------------
           78,829,898          96,792,068           3,560,750           1,967,652           4,194,152          3,661,469
       ---------------------------------------------------------------------------------------------------------------------
           (1,558,903)           (967,146)           (797,701)           (993,240)           (607,597)          (277,833)
             (234,729            (131,237)                 --                  --                  --                 --
             (485,815)           (137,057)                 --                  --                  --                 --
           (6,443,713)         (9,167,196)         (4,122,474)         (2,251,020)           (216,976)                --
           (1,170,451)         (1,580,297)                 --                  --                  --                 --
           (2,796,822)         (1,991,439)                 --                  --                  --                 --
       ---------------------------------------------------------------------------------------------------------------------
          (12,690,433)        (13,974,372)         (4,920,175)         (3,244,260)           (824,573)          (277,833)
       ---------------------------------------------------------------------------------------------------------------------
            9,362,179          51,347,366          (2,304,599)         (6,563,817)         (3,481,286)        (5,170,547)
       ---------------------------------------------------------------------------------------------------------------------
           75,501,644         134,165,062          (3,664,024)         (7,840,425)           (111,707)        (1,786,911)
       ---------------------------------------------------------------------------------------------------------------------
          325,147,725         190,982,663          50,987,729          58,828,154          40,566,349         42,353,260
       ---------------------------------------------------------------------------------------------------------------------
         $400,649,369        $325,147,725         $47,323,705         $50,987,729         $40,454,642        $40,566,349
       =====================================================================================================================
         $  4,952,402        $  2,265,357         $   802,253         $   752,410         $  (309,267)       $   630,639
       =====================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. "Net Assets" will take into account borrowing for investment purposes.

---------------------
    70

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase
                                                           ---------------------
agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

  At December 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
Government and Quality Bond.................................    33.14%     $54,350,000
Growth and Income...........................................     0.39          645,000
Growth......................................................    10.53       17,275,000
Capital Appreciation........................................    21.25       34,855,000
Natural Resources...........................................     6.21       10,190,000
Multi-Asset.................................................     0.94        1,540,000
Strategic Multi-Asset.......................................     0.66        1,080,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Securities, LLC, dated December 31, 2006, bearing interest at a rate of 4.90% per annum, with a principal amount of $164,000,000 and a repurchase price of $164,089,289, a maturity date of January 2, 2007. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   -----------
U.S. Treasury Bonds.........................................    8.88%    08/15/17   $36,474,000   $50,042,835
U.S. Treasury Bonds.........................................    7.25     08/15/22    50,000,000    64,014,583
U.S. Treasury Bonds.........................................    5.25     02/15/29    50,000,000    53,374,658

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures transaction the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the
---------------------
    72
option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset valuation calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the management of the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.
                                                           ---------------------

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with AIG SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. AIG SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that AIG SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and EDGE Asset Management, Inc. ("EDGE"), formerly known as WM Advisors, Inc. ("WMA"), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of AIG SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of AIG SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios. On December 29, 2006, Principal Financial Group, Inc. and its subsidiary, Principal Management Corporation (collectively, "Principal") acquired all of the outstanding shares of capital stock of WMA from Washington Mutual, Inc., WMA's parent company (the "Transaction"). Upon consumation of the transaction on December 29, 2006, WMA changed its name to EDGE.

  The portion of the investment advisory fees received by AIG SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

---------------------
    74

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the year ended December 31, 2006, AIG SAAMCo accrued fees of $27,718,346 from the Trust, of which AIG SAAMCo informed the Trust that $19,002,826 was retained and $8,715,520 was paid to Wellington Management and EDGE.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

  On October 19, 2006, the Natural Resources Portfolio acquired additional shares of Xstrata PLC common stock by exercising rights. As a result, the Portfolio's total position in the security exceeded 5% of net assets. The Portfolio has an investment restriction which prohibits the Portfolio from owning more than 5% of net assets of a single issuer. On October 23, 2006, the Portfolio sold 73,606 shares of Xstrata PLC common stock, reducing the Portfolio's position in the security to less than 5% of net assets. The sale resulted in a gain of $3,765 to the Portfolio.

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the year ended December 31, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's nonaffiliated expenses were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................     $ 58,320
Growth and Income...........................................        1,400
Growth......................................................       96,126
Capital Appreciation........................................      188,056
Natural Resources...........................................        1,571
Multi-Asset.................................................        2,593
Strategic Multi-Asset.......................................        4,164

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2006 were as follows:

                                          GOVERNMENT AND      ASSET       GROWTH AND                      CAPITAL         NATURAL
                           MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME         GROWTH       APPRECIATION     RESOURCES
                            PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                           ------------   --------------   ------------   -----------   ------------   --------------   -----------
Purchases (excluding U.S.
  government
  securities)............     $  --        $205,175,064    $105,405,403   $14,894,418   $842,021,052   $1,745,310,503   $63,918,839
Sales (excluding U.S.
  government
  securities)............        --          91,371,016     151,490,808    17,793,529    909,429,565    1,799,576,187    43,772,621
Purchases of U.S.
  government
  securities.............        --         341,596,157       4,806,562            --             --               --            --
Sales of U.S. government
  securities.............        --         433,990,536      16,173,775            --             --               --            --

                                          STRATEGIC
                           MULTI-ASSET   MULTI-ASSET
                            PORTFOLIO     PORTFOLIO
                           -----------   -----------
Purchases (excluding U.S.
  government
  securities)............  $32,068,443   $40,566,033
Sales (excluding U.S.
  government
  securities)............   39,108,992    42,938,733
Purchases of U.S.
  government
  securities.............    9,192,971     4,258,090
Sales of U.S. government
  securities.............    8,923,103     6,774,808

                                                           ---------------------

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2006
                                                      ---------------------------------------------------------------------------
                                                                 DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                      ---------------------------------------------   ---------------------------
                                                                      LONG-TERM        UNREALIZED
                                                       ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                               INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------------------
Money Market........................................  $    13,008    $        --      $         --    $   560,371    $        --
Government and Quality Bond.........................   41,095,599    (12,025,815)         (612,690)    34,344,616             --
Asset Allocation....................................   11,048,461     13,748,256        54,621,720     13,470,882             --
Growth and Income...................................      401,269      1,590,751         1,378,767        437,661      1,398,334
Growth..............................................   34,869,602     57,474,037        78,181,223     25,984,821     52,032,084
Capital Appreciation................................   61,580,816    135,233,873       210,130,141      1,468,973      3,317,682
Natural Resources...................................   10,382,481     18,118,835       195,398,961      2,677,085     10,013,348
Multi-Asset.........................................    1,297,490      2,742,964         2,471,937      1,630,246      3,289,929
Strategic Multi-Asset...............................    1,673,058      1,454,043         4,187,050        607,597        216,976

                                                                 FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2005
                                                              -------------------------
                                                                  TAX DISTRIBUTIONS
                                                              -------------------------
                                                                             LONG-TERM
                                                               ORDINARY       CAPITAL
PORTFOLIO                                                       INCOME         GAINS
---------------------------------------------------------------------------------------
Money Market................................................  $   324,752   $        --
Government and Quality Bond.................................   35,554,090            --
Asset Allocation............................................   13,916,275            --
Growth and Income...........................................      171,331       732,273
Growth......................................................    6,504,876    28,978,855
Capital Appreciation........................................    3,436,322            --
Natural Resources...........................................    2,753,160    11,221,212
Multi-Asset.................................................      993,240     2,251,020
Strategic Multi-Asset.......................................      277,833            --

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2006.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       UTILIZED
--------------------------------------------------------------------------
Money Market................................................   $       --
Government and Quality Bond.................................           --
Asset Allocation............................................    4,908,091
Growth and Income...........................................           --
Growth......................................................           --
Capital Appreciation........................................           --
Natural Resources...........................................           --
Multi-Asset.................................................           --
Strategic Multi-Asset.......................................           --

---------------------
    76

  As of December 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                               CAPITAL LOSS CARRYFORWARD
                                                               --------------------------
PORTFOLIO                                                          2012          2014
-----------------------------------------------------------------------------------------
Money Market................................................   $        --    $       --
Government and Quality Bond.................................     3,416,042     8,609,773
Asset Allocation............................................            --            --
Growth and Income...........................................            --            --
Growth......................................................            --            --
Capital Appreciation........................................            --            --
Natural Resources...........................................            --            --
Multi-Asset.................................................            --            --
Strategic Multi-Asset.......................................            --            --

  Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2006, the funds elected to defer capital losses as follows:

                                                                               DEFERRED
                                                                DEFERRED     POST-OCTOBER
                                                              POST-OCTOBER     CURRENCY
PORTFOLIO                                                     CAPITAL LOSS       LOSS
-----------------------------------------------------------------------------------------
Government and Quality Bond.................................   $  225,678      $     --
Asset Allocation............................................           --           853
Capital Appreciation........................................           --         2,858
Natural Resources...........................................           --            --
Strategic Multi-Asset.......................................           --       130,362

  At December 31, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN/(LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $         --   $         --   $   13,392,781
Government and Quality Bond.................................    10,273,376     (9,660,686)      (533,722)     983,932,095
Asset Allocation............................................    58,888,888     (4,267,132)    54,621,756      360,580,873
Growth and Income...........................................     1,501,577       (122,810)     1,378,767       16,283,433
Growth......................................................    88,345,194    (10,163,971)    78,181,223      745,992,642
Capital Appreciation........................................   230,933,996    (20,804,749)   210,129,247    1,356,385,704
Natural Resources...........................................   197,449,431     (2,049,258)   195,400,173      207,215,569
Multi-Asset.................................................     2,834,536       (362,599)     2,471,937       45,089,885
Strategic Multi-Asset.......................................     4,740,315       (531,694)     4,208,621       36,002,028

                                                           ---------------------

  For the year ended December 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to foreign currency, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets are as follows:

                                                               ACCUMULATED      ACCUMULATED
                                                              UNDISTRIBUTED    UNDISTRIBUTED
                                                              NET INVESTMENT   NET REALIZED    PAID IN
PORTFOLIO                                                     INCOME (LOSS)     GAIN (LOSS)    CAPITAL
-------------------------------------------------------------------------------------------------------
Money Market................................................    $       --      $        --    $     --
Government and Quality Bond.................................      (344,536)         344,536          --
Asset Allocation............................................       349,083         (349,083)         --
Growth and Income...........................................            (5)               5          --
Growth......................................................           234             (234)         --
Capital Appreciation........................................       (90,716)          90,716          --
Natural Resources...........................................        63,263          (63,263)         --
Multi-Asset.................................................        25,003          (24,991)        (12)
Strategic Multi-Asset.......................................      (794,292)         794,204          88

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                                  MONEY MARKET PORTFOLIO
                                                                ----------------------------------------------------------
                                                                                         CLASS 1
                                                                ----------------------------------------------------------
                                                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2006              DECEMBER 31, 2005
                                                                --------------------------   -----------------------------
                                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                                                --------------------------   -----------------------------
Shares sold.................................................     7,725,973    $ 7,725,973      6,446,464    $    6,446,464
Reinvested dividends........................................       560,371        560,371        324,766           324,766
Shares redeemed.............................................    (8,428,999)    (8,428,999)    (9,317,610)       (9,317,610)
                                                                -----------   ------------   ------------   --------------
Net increase (decrease).....................................      (142,655)   $  (142,655)    (2,546,380)   $   (2,546,380)
                                                                ===========   ============   ============   ==============

                                            GOVERNMENT AND QUALITY BOND PORTFOLIO
                                 ------------------------------------------------------------
                                                           CLASS 1
                                 ------------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                 ----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                 ----------------------------   -----------------------------
Shares sold..................     5,074,916    $  74,607,524      6,132,790    $  91,875,227
Reinvested dividends.........     1,159,389       16,775,173      1,357,239       20,016,661
Shares redeemed..............    (9,937,567)    (146,054,469)   (10,857,514)    (162,664,075)
                                 -----------   --------------   ------------   --------------
Net increase (decrease)......    (3,703,262)   $ (54,671,772)    (3,367,485)   $ (50,772,187)
                                 ===========   ==============   ============   ==============

                                         GOVERNMENT AND QUALITY BOND PORTFOLIO
                               ---------------------------------------------------------
                                                        CLASS 2
                               ---------------------------------------------------------
                                   FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                    DECEMBER 31, 2006             DECEMBER 31, 2005
                               ---------------------------   ---------------------------
                                 SHARES         AMOUNT         SHARES         AMOUNT
                               ---------------------------   ---------------------------
Shares sold..................   1,144,739    $ 16,828,619     1,364,627    $  20,487,040
Reinvested dividends.........     319,682       4,624,897       367,206        5,414,908
Shares redeemed..............  (2,061,808)    (30,282,808)   (1,969,252)     (29,411,848)
                               -----------   -------------   -----------   -------------
Net increase (decrease)......    (597,387)   $ (8,829,292)     (237,419)   $  (3,509,900)
                               ===========   =============   ===========   =============

                                                                   GOVERNMENT AND QUALITY BOND PORTFOLIO (CONTINUED)
                                                                --------------------------------------------------------
                                                                                        CLASS 3
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2006             DECEMBER 31, 2005
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................    12,216,983    $ 179,091,727    8,124,817   $ 121,465,467
Reinvested dividends........................................       895,837       12,944,546     687,224       10,122,521
Shares redeemed.............................................    (4,414,371)     (64,683,960)   (2,981,269)   (44,572,630)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................     8,698,449    $ 127,352,313    5,830,772   $  87,015,358
                                                                ===========   ==============   =========   =============

---------------------
    78

                                                    ASSET ALLOCATION PORTFOLIO
                                   ------------------------------------------------------------
                                                             CLASS 1
                                   ------------------------------------------------------------
                                        FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        DECEMBER 31, 2006               DECEMBER 31, 2005
                                   ----------------------------   -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT
                                   ----------------------------   -----------------------------
Shares sold....................     1,479,015    $  22,879,163      1,723,037    $  25,381,404
Reinvested dividends...........       763,235       11,629,554        848,892       12,529,599
Shares redeemed................    (6,889,412)    (106,595,568)    (7,604,856)    (112,407,963)
                                   -----------   --------------   ------------   --------------
Net increase (decrease)........    (4,647,162)   $ (72,086,851)    (5,032,927)   $ (74,496,960)
                                   ===========   ==============   ============   ==============

                                               ASSET ALLOCATION PORTFOLIO
                                 -------------------------------------------------------
                                                         CLASS 2
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                      DECEMBER 31, 2006            DECEMBER 31, 2005
                                 ---------------------------   -------------------------
                                   SHARES         AMOUNT        SHARES        AMOUNT
                                 ---------------------------   -------------------------
Shares sold....................     196,304    $  3,043,792     195,993    $   2,891,940
Reinvested dividends...........      64,600         983,113      62,913          927,567
Shares redeemed................    (387,453)     (5,987,609)   (356,593)      (5,260,091)
                                 -----------   -------------   ---------   -------------
Net increase (decrease)........    (126,549)   $ (1,960,704)    (97,687)   $  (1,440,584)
                                 ===========   =============   =========   =============

                                                                               ASSET ALLOCATION PORTFOLIO
                                                                --------------------------------------------------------
                                                                                        CLASS 3
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2006             DECEMBER 31, 2005
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................     1,051,343    $  16,165,683     501,216    $   7,362,261
Reinvested dividends........................................        56,461          858,215      31,172          459,109
Shares redeemed.............................................      (322,716)      (4,970,186)   (179,152)      (2,636,454)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................       785,088    $  12,053,712     353,236    $   5,184,916
                                                                ===========   ==============   =========   =============

                                                                              GROWTH AND INCOME PORTFOLIO
                                                                --------------------------------------------------------
                                                                                        CLASS 1
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2006             DECEMBER 31, 2005
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................       118,988    $   1,294,962     123,260    $   1,370,991
Reinvested dividends........................................       178,478        1,835,995      81,866          903,604
Shares redeemed.............................................      (327,557)      (3,669,034)   (373,803)      (4,153,251)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................       (30,091)   $    (538,077)   (168,677)   $  (1,878,656)
                                                                ===========   ==============   =========   =============

                                                                        GROWTH PORTFOLIO
                                   ------------------------------------------------------------------------------------------
                                                             CLASS 1                                        CLASS 2
                                   ------------------------------------------------------------   ---------------------------
                                        FOR THE YEAR ENDED             FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        DECEMBER 31, 2006               DECEMBER 31, 2005              DECEMBER 31, 2006
                                   ----------------------------   -----------------------------   ---------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                   ----------------------------   -----------------------------   ---------------------------
Shares sold....................     1,693,016    $  48,756,823      2,439,828    $  67,306,350       171,343    $  4,924,969
Reinvested dividends...........     1,985,001       52,545,016        944,365       26,062,447       285,528       7,553,799
Shares redeemed................    (5,028,447)    (143,960,801)    (5,836,026)    (160,407,132)     (527,797)    (15,099,271)
                                   -----------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease)........    (1,350,430)   $ (42,658,962)    (2,451,833)   $ (67,038,335)      (70,926)   $ (2,620,503)
                                   ===========   ==============   ============   ==============   ===========   =============

                                     GROWTH PORTFOLIO
                                 -------------------------
                                          CLASS 2
                                 -------------------------
                                    FOR THE YEAR ENDED
                                     DECEMBER 31, 2005
                                 -------------------------
                                  SHARES        AMOUNT
                                 -------------------------
Shares sold....................   306,996    $   8,475,565
Reinvested dividends...........   128,868        3,554,905
Shares redeemed................  (545,602)     (14,988,727)
                                 ---------   -------------
Net increase (decrease)........  (109,738)   $  (2,958,257)
                                 =========   =============

                                                                                GROWTH PORTFOLIO (CONTINUED)
                                                                -------------------------------------------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      1,829,446    $  52,637,799      1,979,445    $   54,426,641
Reinvested dividends........................................        678,153       17,918,090        212,885         5,866,379
Shares redeemed.............................................       (919,387)     (26,244,542)      (517,899)      (14,293,768)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      1,588,212    $  44,311,347      1,674,431    $   45,999,252
                                                                ============   ==============   ============   ==============

                                                           ---------------------

                                               CAPITAL APPRECIATION PORTFOLIO
                                -------------------------------------------------------------
                                                           CLASS 1
                                -------------------------------------------------------------
                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                -----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                -----------------------------   -----------------------------
Shares sold.................      2,378,820    $  90,934,792      3,046,153    $ 101,034,817
Reinvested dividends........         96,886        3,650,338         88,231        3,045,455
Shares redeemed.............     (7,059,727)    (270,566,833)    (9,031,964)    (299,356,555)
                                ------------   --------------   ------------   --------------
Net increase (decrease).....     (4,584,021)   $(175,981,703)    (5,897,580)   $(195,276,284)
                                ============   ==============   ============   ==============

                                           CAPITAL APPRECIATION PORTFOLIO
                              ---------------------------------------------------------
                                                       CLASS 2
                              ---------------------------------------------------------
                                  FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                   DECEMBER 31, 2006             DECEMBER 31, 2005
                              ---------------------------   ---------------------------
                                SHARES         AMOUNT         SHARES         AMOUNT
                              ---------------------------   ---------------------------
Shares sold.................     354,606    $ 13,533,044       432,700    $  14,305,565
Reinvested dividends........       8,293         310,893         6,048          207,746
Shares redeemed.............    (766,170)    (29,207,493)     (801,139)     (26,559,006)
                              -----------   -------------   -----------   -------------
Net increase (decrease).....    (403,271)   $(15,363,556)     (362,391)   $ (12,045,695)
                              ===========   =============   ===========   =============

                                                                               CAPITAL APPRECIATION PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      4,602,671    $ 175,314,045      3,057,753    $  100,877,355
Reinvested dividends........................................         22,076          825,424          5,341           183,121
Shares redeemed.............................................     (1,250,615)     (47,624,007)      (900,323)      (29,997,196)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      3,374,132    $ 128,515,462      2,162,771    $   71,063,280
                                                                ============   ==============   ============   ==============

                                                 NATURAL RESOURCES PORTFOLIO
                                -------------------------------------------------------------
                                                           CLASS 1
                                -------------------------------------------------------------
                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                -----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                -----------------------------   -----------------------------
Shares sold.................      1,112,471    $  56,001,418      2,043,592    $  76,344,710
Reinvested dividends........        171,729        8,002,616        243,358       10,134,342
Shares redeemed.............     (2,046,735)    (100,972,845)    (1,702,592)     (64,536,561)
                                ------------   --------------   ------------   --------------
Net increase (decrease).....       (762,535)   $ (36,968,811)       584,358    $  21,942,490
                                ============   ==============   ============   ==============

                                             NATURAL RESOURCES PORTFOLIO
                              ---------------------------------------------------------
                                                       CLASS 2
                              ---------------------------------------------------------
                                  FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                   DECEMBER 31, 2006             DECEMBER 31, 2005
                              ---------------------------   ---------------------------
                                SHARES         AMOUNT         SHARES         AMOUNT
                              ---------------------------   ---------------------------
Shares sold.................     259,432    $ 12,882,782       342,027    $  12,781,788
Reinvested dividends........      30,217       1,405,180        41,170        1,711,534
Shares redeemed.............    (324,773)    (15,995,741)     (294,667)     (11,151,991)
                              -----------   -------------   -----------   -------------
Net increase (decrease).....     (35,124)   $ (1,707,779)       88,530    $   3,341,331
                              ===========   =============   ===========   =============

                                                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2006               DECEMBER 31, 2005
                                                                -----------------------------   -----------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      1,448,618    $  73,913,609      1,035,034    $   39,510,876
Reinvested dividends........................................         70,718        3,282,637         51,276         2,128,496
Shares redeemed.............................................       (591,977)     (29,157,477)      (407,024)      (15,575,827)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................        927,359    $  48,038,769        679,286    $   26,063,545
                                                                ============   ==============   ============   ==============

                                                                                   MULTI-ASSET PORTFOLIO
                                                                ------------------------------------------------------------
                                                                                          CLASS 1
                                                                ------------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2006               DECEMBER 31, 2005
                                                                ----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                                ----------------------------   -----------------------------
Shares sold.................................................        92,295    $     689,418        129,529    $      996,157
Reinvested dividends........................................       701,467        4,920,175        428,977         3,244,260
Shares redeemed.............................................    (1,048,869)      (7,914,192)    (1,395,536)      (10,804,234)
                                                                -----------   --------------   ------------   --------------
Net increase (decrease).....................................      (255,107)   $  (2,304,599)      (837,030)   $   (6,563,817)
                                                                ===========   ==============   ============   ==============

---------------------
    80

                                                                              STRATEGIC MULTI-ASSET PORTFOLIO
                                                                ------------------------------------------------------------
                                                                                          CLASS 1
                                                                ------------------------------------------------------------
                                                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2006               DECEMBER 31, 2005
                                                                ----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                                ----------------------------   -----------------------------
Shares sold.................................................       166,960    $   1,503,685        224,936    $    1,836,876
Reinvested dividends........................................        93,463          824,573         32,773           277,833
Shares redeemed.............................................      (644,609)      (5,809,544)      (890,684)       (7,285,256)
                                                                -----------   --------------   ------------   --------------
Net increase (decrease).....................................      (384,186)   $  (3,481,286)      (632,975)   $   (5,170,547)
                                                                ===========   ==============   ============   ==============

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee. As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

                                                                    AS OF DECEMBER 31, 2006
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 13,008     $   102       $  568
Government and Quality Bond.................................    109,033       7,030        4,001
Asset Allocation............................................     15,489       3,366          396
Growth and Income...........................................      6,831         138          314
Growth......................................................    111,850       6,044        4,312
Capital Appreciation........................................    196,488      11,177        7,344
Natural Resources...........................................     14,193       2,457          449
Multi-Asset.................................................     25,330         387        1,092
Strategic Multi-Asset.......................................     16,640         307          724

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2006, the following Portfolio had borrowings:

                                                                                       AVERAGE    WEIGHTED
                                                                 DAYS       INTEREST     DEBT     AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES    UTILIZED   INTEREST
----------------------------------------------------------------------------------------------------------
Growth and Income Portfolio.................................      16          $277     $108,115    5.78%
Multi Asset Portfolio.......................................       7           155      165,294     4.81

At December 31, 2006, there were no borrowings outstanding.

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more

                                                           ---------------------
favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2006, none of the Portfolios participated in the program.

NOTE 11. TRANSACTIONS WITH AFFILIATES: Certain Portfolios owned securities issued by AIG or an affiliate thereof. During the year ended December 31, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                           MARKET VALUE                                               CHANGE IN     MARKET VALUE
                                          AT DECEMBER 31,    COST OF     PROCEEDS OF    REALIZED     UNREALIZED    AT DECEMBER 31,
PORTFOLIO            SECURITY   INCOME         2005         PURCHASES       SALES      GAIN/(LOSS)   GAIN (LOSS)        2006
----------------------------------------------------------------------------------------------------------------------------------
Growth and           AIG        $   431     $  196,161      $       --   $  192,380    $   94,514    $   (98,295)    $       --
  Income...........
Growth.............  AIG         15,758      7,167,698              --    7,029,421     3,678,180     (3,816,457)            --
Multi-Asset........  AIG            715        338,967              --      332,921       294,759       (300,805)            --

NOTE 12. INVESTMENT CONCENTRATION: All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

NOTE 13. OTHER INFORMATION: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser's ability to perform its respective investment advisory services relating to the Portfolios.

---------------------
    82

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                      Money Market Portfolio -- Class 1
12/31/02         $ 1.00       $0.01        $   --        $ 0.01      $(0.01)       $   --          $(0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/05           1.00        0.02            --          0.02       (0.02)           --           (0.02)
12/31/06           1.00        0.04            --          0.04       (0.04)           --           (0.04)
                              Government and Quality Bond Portfolio -- Class 1
12/31/02         $14.77       $0.65        $ 0.72        $ 1.37      $(0.54)       $   --          $(0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)        (0.01)          (0.75)
12/31/05          14.98        0.55         (0.16)         0.39       (0.59)           --           (0.59)
12/31/06          14.78        0.65         (0.17)         0.48       (0.55)           --           (0.55)
                              Government and Quality Bond Portfolio -- Class 2
12/31/02         $14.77       $0.62        $ 0.71        $ 1.33      $(0.51)       $   --          $(0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)        (0.01)          (0.72)
12/31/05          14.97        0.53         (0.16)         0.37       (0.57)           --           (0.57)
12/31/06          14.77        0.63         (0.17)         0.46       (0.53)           --           (0.53)
                              Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)
12/31/04          15.18        0.48            --          0.48       (0.70)        (0.01)          (0.71)
12/31/05          14.95        0.51         (0.16)         0.35       (0.55)           --           (0.55)
12/31/06          14.75        0.60         (0.16)         0.44       (0.51)           --           (0.51)

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/02       $ 1.00      1.08%    $ 24,634      0.74%             1.08%              --%
12/31/03         1.00      0.31       18,629      0.94              0.33               --
12/31/04         1.00      0.35       16,095      1.06              0.33               --
12/31/05         1.00      2.25       13,549      1.04              2.21               --
12/31/06         1.00      4.12       13,406      0.97              4.05               --
                             Government and Quality Bond Portfolio -- Class 1
12/31/02       $15.60      9.33%    $885,969      0.61%             4.27%             108%(5)
12/31/03        15.21      2.50      685,905      0.60              3.56               50(5)
12/31/04        14.98      3.41      557,465      0.60              3.56               37(5)
12/31/05        14.78      2.62      500,354      0.61              3.68               56(5)
12/31/06        14.71      3.31      443,469      0.60              4.41               58
                             Government and Quality Bond Portfolio -- Class 2
12/31/02       $15.59      9.11%    $121,074      0.76%             4.02%             108%(5)
12/31/03        15.20      2.35      148,981      0.75              3.40               50(5)
12/31/04        14.97      3.26      145,923      0.75              3.40               37(5)
12/31/05        14.77      2.46      140,494      0.76              3.53               56(5)
12/31/06        14.70      3.15      131,035      0.75              4.26               58
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59      1.23%    $  7,732      0.86%(4)          3.25%(4)          108%(5)
12/31/03        15.18      2.19      113,856      0.84              3.28               50(5)
12/31/04        14.95      3.16      221,572      0.85              3.28               37(5)
12/31/05        14.75      2.37      304,653      0.86              3.43               56(5)
12/31/06        14.68      3.06      430,871      0.85              4.16               58

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2004     2005
                                                              ----     ----     ----     ----
Government and Quality Bond Portfolio.......................   71%     108%      50%      65%

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Asset Allocation Portfolio -- Class 1
01/31/02         $14.55       $ 0.41       $(1.35)       $(0.94)     $(0.46)       $(0.31)         $(0.77)      $12.84
01/31/03          12.84         0.42        (1.31)        (0.89)      (0.46)           --           (0.46)       11.49
02/01/03-
 12/31/03*+       11.49         0.35         2.35          2.70       (0.47)           --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)           --           (0.39)       14.72
12/31/05          14.72         0.41         0.32          0.73       (0.46)           --           (0.46)       14.99
12/31/06          14.99         0.39         1.27          1.66       (0.51)           --           (0.51)       16.14
                                        Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     $13.70       $ 0.23       $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03          12.83         0.36        (1.26)        (0.90)      (0.45)           --           (0.45)       11.48
02/01/03-
 12/31/03*+       11.48         0.32         2.36          2.68       (0.45)           --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)           --           (0.37)       14.70
12/31/05          14.70         0.39         0.32          0.71       (0.44)           --           (0.44)       14.97
12/31/06          14.97         0.37         1.26          1.63       (0.49)           --           (0.49)       16.11
                                        Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)       $   --          $(0.25)      $11.48
02/01/03-
 12/31/03*+       11.48         0.29         2.37          2.66       (0.44)           --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)           --           (0.36)       14.69
12/31/05          14.69         0.37         0.31          0.68       (0.42)           --           (0.42)       14.95
12/31/06          14.95         0.35         1.27          1.62       (0.48)           --           (0.48)       16.09
                                        Growth and Income Portfolio -- Class 1
12/31/02         $12.55       $ 0.06       $(3.11)       $(3.05)     $(0.05)       $(1.01)         $(1.06)      $ 8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)           --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)           --           (0.05)       11.19
12/31/05          11.19         0.05         0.48          0.53       (0.11)        (0.45)          (0.56)       11.16
12/31/06          11.16         0.06         1.09          1.15       (0.06)        (1.22)          (1.28)       11.03

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  --------------------------------------------------------------------
                              Asset Allocation Portfolio -- Class 1
01/31/02         (6.36)%   $556,081      0.66%             3.05%             140%(7)
01/31/03         (6.78)     437,736      0.66              3.42               28(7)
02/01/03-
 12/31/03*+      23.68      482,439      0.66(4)           3.03(4)            19(7)
12/31/04         10.32      463,446      0.67              2.68               35(7)
12/31/05          5.00      396,376      0.67(6)           2.76(6)            25(7)
12/31/06         11.31      351,839      0.66(6)           2.53(6)            27
                              Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%(7)
01/31/03         (6.87)      12,931      0.79              3.23               28(7)
02/01/03-
 12/31/03*+      23.54       23,155      0.81(4)           2.84(4)            19(7)
12/31/04         10.12       33,017      0.82              2.55               35(7)
12/31/05          4.86       32,146      0.82(6)           2.61(6)            25(7)
12/31/06         11.10       32,574      0.81(6)           2.38(6)            27
                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)      4.29%    $    526      0.87%(4)          2.93%(4)           28%(7)
02/01/03-
 12/31/03*+      23.41        3,196      0.92(4)           2.67(4)            19(7)
12/31/04         10.04       12,638      0.92              2.52               35(7)
12/31/05          4.71       18,141      0.92(6)           2.51(6)            25(7)
12/31/06         11.01       32,163      0.91(6)           2.30(6)            27
                              Growth and Income Portfolio -- Class 1
12/31/02        (24.31)%   $ 18,610      1.01%(5)          0.55%(5)           42%
12/31/03         26.18       22,404      1.16              0.52               44
12/31/04          6.21       20,010      1.15              0.82               43
12/31/05          4.75       18,090      1.11(6)           0.47(6)            57
12/31/06         11.21       17,539      1.09(6)           0.55(6)            86

---------------

 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 + The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05   12/31/06
                                                               --------   --------
Asset Allocation Portfolio Class 1..........................     0.02%      0.01%
Asset Allocation Portfolio Class 2..........................     0.02       0.01
Asset Allocation Portfolio Class 3..........................     0.02       0.01
Growth and Income Portfolio Class 1.........................     0.01       0.01

(7) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2003     2004     2005
                                                              ----     ----     ----     ----     ----
Asset Allocation Portfolio..................................  140%      28%      19%      35%      25%

See Notes to Financial Statements
---------------------
    84

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                             Growth Portfolio -- Class 1
12/31/02         $24.96       $ 0.11       $(5.64)       $(5.53)     $(0.08)       $   --          $(0.08)      $19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)           --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)           --           (0.14)       27.56
12/31/05          27.56         0.17         1.76          1.93       (0.25)        (1.05)          (1.30)       28.19
12/31/06          28.19         0.20         3.30          3.50       (0.19)        (2.73)          (2.92)       28.77
                                             Growth Portfolio -- Class 2
12/31/02         $24.95       $ 0.09       $(5.65)       $(5.56)     $(0.05)       $   --          $(0.05)      $19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)           --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)           --           (0.11)       27.54
12/31/05          27.54         0.13         1.76          1.89       (0.21)        (1.05)          (1.26)       28.17
12/31/06          28.17         0.16         3.28          3.44       (0.14)        (2.73)          (2.87)       28.74
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)           --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)           --           (0.09)       27.51
12/31/05          27.51         0.10         1.76          1.86       (0.19)        (1.05)          (1.24)       28.13
12/31/06          28.13         0.13         3.28          3.41       (0.12)        (2.73)          (2.85)       28.69
                                      Capital Appreciation Portfolio -- Class 1
12/31/02         $29.61       $(0.04)      $(6.67)       $(6.71)     $   --        $   --          $   --       $22.90
12/31/03          22.90        (0.01)        7.40          7.39          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --            --              --        33.05
12/31/05          33.05         0.05         3.80          3.85       (0.10)           --           (0.10)       36.80
12/31/06          36.80         0.16         4.03          4.19       (0.06)        (0.09)          (0.15)       40.84
                                      Capital Appreciation Portfolio -- Class 2
12/31/02         $29.60       $(0.07)      $(6.68)       $(6.75)     $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.05)        7.38          7.33          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --            --              --        32.88
12/31/05          32.88           --         3.77          3.77       (0.05)           --           (0.05)       36.60
12/31/06          36.60         0.10         4.02          4.12       (0.01)        (0.09)          (0.10)       40.62
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --            --              --        32.82
12/31/05          32.82        (0.04)        3.78          3.74       (0.03)           --           (0.03)       36.53
12/31/06          36.53         0.05         4.01          4.06          --         (0.09)          (0.09)       40.50

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                                    Growth Portfolio -- Class 1
12/31/02        (22.15)%   $  520,917      0.74%(5)          0.50%(5)           70%
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
12/31/05          7.11        568,040      0.73(6)           0.61(6)            87
12/31/06         13.30        540,802      0.70(6)           0.70(6)           106
                                    Growth Portfolio -- Class 2
12/31/02        (22.28)%   $   32,458      0.89%(5)          0.41%(5)           70%
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
12/31/05          6.97         80,793      0.88(6)           0.46(6)            87
12/31/06         13.11         80,394      0.85(6)           0.55(6)           106
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(5)       0.53%(4)(5)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
12/31/05          6.85        152,807      0.98(6)           0.37(6)            87
12/31/06         12.98        201,447      0.95(6)           0.46(6)           106
                             Capital Appreciation Portfolio -- Class 1
12/31/02        (22.66)%   $1,021,172      0.76%(5)          0.16%(5)           80%
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
12/31/05         11.67      1,064,718      0.77(6)           0.12(6)            86
12/31/06         11.39        994,508      0.74(6)           0.40(6)           124
                             Capital Appreciation Portfolio -- Class 2
12/31/02        (22.80)%   $   63,049      0.92%(5)         (0.29)%(5)          80%
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
12/31/05         11.49        135,351      0.92(6)          (0.03)(6)           86
12/31/06         11.25        133,815      0.89(6)           0.25(6)           124
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(5)      (0.30)%(4)(5)       80%
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100
12/31/05         11.39        271,144      1.02(6)          (0.13)(6)           86
12/31/06         11.12        437,276      0.99(6)           0.13(6)           124

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   12/31/06
                                                              --------   --------
Growth Portfolio Class 1....................................    0.02%      0.01%
Growth Portfolio Class 2....................................    0.02       0.01
Growth Portfolio Class 3....................................    0.02       0.01
Capital Appreciation Class 1................................    0.02       0.01
Capital Appreciation Class 2................................    0.02       0.01
Capital Appreciation Class 3................................    0.02       0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/02         $17.66       $0.15        $ 1.27        $ 1.42      $(0.16)       $(0.95)         $(1.11)      $17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)        (0.96)          (1.17)       31.37
12/31/05          31.37        0.36         14.01         14.37       (0.19)        (1.82)          (2.01)       43.73
12/31/06          43.73        0.69          9.99         10.68       (0.33)        (1.36)          (1.69)       52.72
                                        Natural Resources Portfolio -- Class 2
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)        (0.96)          (1.14)       31.33
12/31/05          31.33        0.30         13.98         14.28       (0.15)        (1.82)          (1.97)       43.64
12/31/06          43.64        0.61          9.97         10.58       (0.27)        (1.36)          (1.63)       52.59
                                        Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $   --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)        (0.96)          (1.12)       31.29
12/31/05          31.29        0.25         13.96         14.21       (0.13)        (1.82)          (1.95)       43.56
12/31/06          43.56        0.52         10.00         10.52       (0.24)        (1.36)          (1.60)       52.48
                                           Multi-Asset Portfolio -- Class 1
12/31/02         $ 7.90       $0.13        $(1.16)       $(1.03)     $(0.21)       $   --          $(0.21)      $ 6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)           --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)           --           (0.13)        7.82
12/31/05           7.82        0.11          0.19          0.30       (0.15)        (0.34)          (0.49)        7.63
12/31/06           7.63        0.13          0.42          0.55       (0.13)        (0.69)          (0.82)        7.36
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/02         $ 6.62       $0.13        $(0.95)       $(0.82)     $(0.05)       $   --          $(0.05)      $ 5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)           --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)           --           (0.16)        8.00
12/31/05           8.00        0.06          0.70          0.76       (0.06)           --           (0.06)        8.70
12/31/06           8.70        0.10          0.85          0.95       (0.14)        (0.05)          (0.19)        9.46

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
----------------------------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/02          8.33%    $ 87,637      0.89%             0.79%              58%
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
12/31/05         46.13      227,634      0.84(6)           0.95(6)            11
12/31/06         24.93(8)   234,235      0.81(6)           1.37(6)            12
                              Natural Resources Portfolio -- Class 2
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
12/31/05         45.89       37,906      0.99(6)           0.80(6)            11
12/31/06         24.74(8)    43,837      0.96(6)           1.22(6)            12
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
12/31/05         45.73       59,608      1.09(6)           0.68(6)            11
12/31/06         24.62(8)   122,578      1.07(6)           1.07(6)            12
                                 Multi-Asset Portfolio -- Class 1
12/31/02        (12.96)%   $ 64,262      1.11%(5)          1.82%(5)           62%(7)
12/31/03         16.87       65,561      1.16              1.50            61(7)
12/31/04          4.60       58,828      1.17              1.49            46(7)
12/31/05          3.91       50,988      1.19(6)           1.42(6)         69(7)
12/31/06          7.72       47,324      1.17(6)           1.69(6)            88
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/02        (12.41)%   $ 36,914      1.25%(5)          2.04%(5)          161%(7)
12/31/03         29.26       43,407      1.27              2.04           156(7)
12/31/04         11.09       42,353      1.29              1.43           190(7)
12/31/05          9.49       40,566      1.38(6)           0.68(6)        210(7)
12/31/06         11.09       40,455      1.28(6)           1.15(6)           117

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05     12/31/06
                                                              -----------   --------
Natural Resources Portfolio Class 1.........................      0.00%       0.00%
Natural Resources Portfolio Class 2.........................      0.00        0.00
Natural Resources Portfolio Class 3.........................      0.00        0.00
Multi-Asset Portfolio Class 1...............................      0.01        0.01
Strategic Multi-Asset Portfolio Class 1.....................      0.02        0.01

(7) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2004     2005
                                                              ----     ----     ----     ----
Multi-Asset Portfolio Class 1...............................   62%      61%      46%      69%
Strategic Multi-Asset Portfolio Class 1.....................  161      156      190      210

(8) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (Note 3).
See Notes to Financial Statements
---------------------
    86

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the Portfolios of Investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios constituting Anchor Series Trust (the "Trust") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 20, 2007
Houston, Texas

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
ANNUAL APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS (unaudited)

    APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

    The Board of Trustees (the "Board"), including the Trustees that are not interested persons of Anchor Series Trust (the "Fund"), AIG SunAmerica, Wellington or EDGE within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Fund on behalf of each of its series and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements between AIG SunAmerica and Wellington with respect to the Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio, and between AIG SunAmerica and WMA with respect to the Asset Allocation Portfolio. At a meeting held on November 9, 2006, the Board approved a new Subadvisory Agreement between AIG SunAmerica and EDGE with respect to the Asset Allocation Portfolio. The new Subadvisory Agreement became effective December 29, 2006, and will remain in effect until August 31, 2007. Approval of the new Subadvisory Agreement was required in order to permit EDGE to continue to subadvise the Asset Allocation Portfolio since the consummation of the Transaction would constitute a change in control of EDGE and therefore cause an "assignment" of the Subadvisory Agreement with WMA, as defined in the 1940 Act. Pursuant to the requirements of the 1940 Act, an assignment of the Subadvisory Agreement results in its automatic termination. Wellington and EDGE are hereafter referred to, each as a "Subadviser" and collectively, as the "Subadvisers."

    In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including Disinterested Trustees, considered the following information:

    NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND
    SUBADVISERS

    The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Fund without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers.

    In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Portfolios and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality portfolio managers and other personnel; (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and (iv) the Adviser had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

    The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 154 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $48.6 billion of assets.

---------------------
    88

    With respect to the Portfolios for which AIG SunAmerica has delegated daily investment management responsibilities to Wellington and EDGE, the Board also considered the nature, quality and extent of services provided by each Subadviser The Board observed that each Subadviser is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each Portfolio for which they serve as Subadviser. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory services to the Portfolios and concluded, based on their experience with Wellington and EDGE, that (i) each Subadviser was able to retain high quality portfolio managers and other investment personnel;
    (ii) each Subadviser exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) each Subadviser was responsive to requests of the Board and of AIG SunAmerica. With respect to the administrative services provided by the Subadvisers, the Board considered that each provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the prospectus. The Board concluded that the nature and extent of services provided by Wellington and EDGE under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

    The Board also considered the Adviser's and the Subadvisers' compliance and regulatory history, and noted that neither AIG SunAmerica, Wellington or EDGE had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Portfolios.

    In connection with its consideration of the Subadvisory Agreement with EDGE, the Trustees also reviewed details of the Transaction in order to evaluate EDGE's history, structure, size and investment experience, visibility and resources, which are needed to attract and retain highly qualified investment professionals. In evaluating the nature, quality and extent of the services to be provided by EDGE under the new Subadvisory Agreement, the Trustees considered, among other things: the expected impact of the Transaction on the operations, facilities, organization and personnel of EDGE and how it would affect the Asset Allocation Portfolio; the ability of EDGE to perform its duties after the Transaction; and any anticipated changes to the current investment practices and related services provided to the Asset Allocation Portfolio. The Trustees' noted that it was anticipated that the Transaction would not result in a change in the portfolio managers to the Asset Allocation Portfolio. The Trustees' also considered that EDGE believes that the Transaction is expected to provide the potential for enhanced resources including additional sources for research, greater information technology enhancements and increased operational support. The Trustees also considered EDGE's code of ethics, as well as its compliance and regulatory history, including information whether it was involved in any regulatory actions or investigations. In addition, the Directors' considered whether the Transaction would likely benefit EDGE's compliance staff by increasing resources available to it in performing its duties.

    INVESTMENT PERFORMANCE OF THE PORTFOLIOS AND THE ADVISER AND SUBADVISERS

    The Board also reviewed and considered the performance of the Portfolios, the Adviser and Subadvisers. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio's peer group ("Peer Group") and peer universe ("Peer Universe") as determined by Lipper, Inc. ("Lipper"), and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Portfolios periodically throughout the year.

    In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Portfolio's annualized total return for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2006. The Board also received a report prepared by AIG SunAmerica that detailed the Portfolios' recent performance for various periods ended June 30, 2006. In connection with the approval of the new Subadvisory Agreement with EDGE with respect to the Asset Allocation Portfolio, the Board referred to the information presented at the August 29, 2006 meeting when considering the performance of EDGE since it was anticipated that the same portfolio managers would continue to manager the Asset Allocation Portfolio upon the consummation of the Transaction.

    For the Asset Allocation Portfolio the Board considered that the Portfolio ranked in the second quintile of its Peer Universe and the fourth quintile of its Peer Group for the one- and three-year periods and in the third quintile of its Peer Universe and fifth quintile of its Peer Group for the two- and five-year periods. The Board further considered that the Portfolio ranked in the third quartile of Morningstar, Inc.'s ("Morningstar") Moderate Allocation category for the fiscal quarter ended June 30, 2006.

    For the Capital Appreciation Portfolio the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one- and two-year periods and in the first quintile of its Peer Group for the three-, four-, five and ten-year periods.

    For the Government and Quality Bond Portfolio the Board considered that the Portfolio ranked in the third quintile of its Peer Group for the past one-year period and in the fourth quintile for the two-, three- and four-year periods. The Board further

                                                           ---------------------
    considered that for the fiscal quarter ended June 30, 2006, the Portfolio ranked in the fourth quartile of its Morningstar category and that the Portfolio trailed its benchmark by less than one percent.

    For the Growth Portfolio the Board considered that Portfolio ranked in the third quintile of its Peer Group for the past one-year period and in the second-quintile for the past two- and three-year periods. The Board further considered that for the fiscal quarter ended June 30, 2006, the Growth Portfolio lagged its benchmark by less than one percent but was ranked in the fourth quartile of its Morningstar category.

    For the Growth and Income Portfolio the Board considered that the Portfolio ranked in the fourth quintile of its Peer Group for the one- and three-year periods and in the fifth quintile for the two- and four-year periods. The Board also considered that the Portfolio had provided stronger returns over longer periods, noting that the Portfolio ranked in the third quintile of its Peer Universe for the ten-year period.

    For the Multi-Asset Portfolio the Board considered that the Portfolio ranked in the fifth quintile of its Peer Group for the one-, four-and five-year periods and in the fourth quintile for the two- and three-year periods. The Board also considered that the Portfolio had provided stronger returns over longer periods, noting that the Portfolio ranked in the third quintile of its Peer Group for the ten-year period. The Board further considered that performance had recently improved as demonstrated by the Portfolio's ranking in the third quartile of its Morningstar category for the fiscal quarter ended June 30, 2006.

    For the Natural Resources Portfolio the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for each of the periods covered in the Lipper report. The Board further considered that for the fiscal quarter ended June 30, 2006, the Portfolio outperformed its benchmark and ranked in the third quartile of its Morningstar category.

    For the Strategic Multi-Asset Portfolio the Board considered that the Portfolio ranked in the first quintile of its Peer Group for each of the periods covered in the Lipper report. The Board further considered that recent performance had lagged a bit and that the Portfolio underperformed its benchmark for the fiscal quarter ended June 30, 2006.

    In considering the performance of the Subadvisers, the Board noted that it will continue to monitor each Subadviser's performance closely. In considering AIG SunAmerica's performance as investment adviser, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. In considering the performance of AIG SunAmerica and the Subadvisers, the Board did not rely upon comparisons with respect to AIG SunAmerica's or the Subadvisers' other advisory clients.

    CONSIDERATION OF THE MANAGEMENT FEE AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS REALIZED BY THE INVESTMENT ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE PORTFOLIOS

    The Board, including the Disinterested Trustees, received and reviewed information regarding the fees paid by the Portfolios to AIG SunAmerica for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Portfolios. The Board reviewed information on the subadvisory fees at the August 29, 2006 meeting and updated information at the November 9, 2006 meeting with respect to the Subadvisory Agreement for the Asset Allocation Portfolio. In connection with the new Subadvisory Agreement with EDGE for the Asset Allocation Portfolio, the Board observed that the terms of the new Subadvisory Agreement were identical to the Subadvisory Agreement with WMA except for the name of the subadviser, the date and the term of the agreement.

    To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Portfolios' Peer Groups, and rankings within the relevant Lipper categories, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fee, the Board reviewed a number of expense comparisons, including: (i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also received information on fees charged by the Subadvisers for management of funds similar to the Portfolios. This information assisted the Board in considering what other clients pay Wellington and WMA for similar services. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica with respect to other investment advisory contracts. The Board compared the Portfolios' net expense ratios to those of other funds within the Portfolios' respective Peer Groups as a guide to help assess the reasonableness of the Portfolios' management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups since the exact nature of services provided under the Peer Groups' fund agreements is often not apparent. The Board noted that the Peer Group fee information as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds. The Board also took into account that the management fee arrangements, with the exception of the Natural Resources Portfolio, included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale.

---------------------
    90

    In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that each Portfolio pays a fee to AIG SunAmerica pursuant to its Advisory Agreement, and that, in turn, AIG SunAmerica and not the Portfolio, pays a fee to the Subadviser. Therefore, the Board considered the amount of the management fee retained by AIG SunAmerica and the fee paid to each Subadviser in connection with the services provided. The Board also considered that the Subadvisory Agreement contained breakpoints in the fee schedule that would adjust the subadvisory fee downward if the Portfolio increased its assets to certain levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SunAmerica retaining a larger portion of the advisory fee.

    The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Portfolios. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Portfolios and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a Portfolio by Portfolio basis by AIG SunAmerica and its affiliates in providing services to the Portfolios. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreement, and where applicable, the Administrative Agreements. The Board also considered revenues received by AIG SunAmerica's affiliates under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board reviewed each Subadviser's financial statements and considered whether each Subadviser had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreements and to continue to provide the high quality of services that it had provided to the Portfolios to date.

    With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Portfolios are inconsequential based on management's judgment to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Portfolios are de minimis according to management and do not impact upon the reasonableness of the advisory fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

    The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided to the Portfolios to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Portfolios was reasonable. Based upon the reports prepared by Lipper and other information provided by AIG SunAmerica, the Board was satisfied that the fee and expense ratios of the Portfolios were reasonable given the nature and quality of services provided and were reasonable to the fee and expense ratios of funds within the Lipper Peer Groups. The Board also concluded that the level of the management fee and the subadvisory fees were reasonable in light of these factors.

    ECONOMIES OF SCALE

    The Board, including the Disinterested Trustees, considered whether the Portfolios have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Portfolios. The Board considered that the Portfolios in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also discussed with AIG SunAmerica whether economies of scale would be realized by it in its management of the Portfolios at higher asset levels. The Board determined hat they were unable to assess at this time whether economies of scale would be realized if the Portfolios were to experience significant asset growth, however, the Board noted that the management fees, with the exception of the Natural Resources Portfolio, included breakpoints and that certain Portfolios had already surpassed one or more of these breakpoint levels. The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees in connection with contract renewals, including current breakpoint levels and whether the imposition of contractual expense caps or changes in breakpoint levels would be appropriate in the future due to an increase in assets size or otherwise.

    CONCLUSION

    After a full and complete discussion, the Board approved the continuation of the Advisory Agreement and Subadvisory Agreements for each of the Portfolios, for a one-year period ending August 31, 2007, and approved the new Subadvisory Agreement for the Asset Allocation Portfolio, effective upon the consummation of the Transaction through August 31, 2007. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios' shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)
  The following table contains basic information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                                NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                         POSITION HELD     OFFICE AND                                            IN FUND
         NAME,                WITH         LENGTH OF                                             COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME              PRINCIPAL OCCUPATIONS          OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)             DURING PAST 5 YEARS           TRUSTEE(2)
    --------------       --------------   ------------   -----------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner               52
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   Senior Associate, Corcoran Group          52
DOB: May 10, 1943                                        (Real Estate) (2003 to present);
                                                         President and Member of Managing
                                                         Directors, Beau-Brummel -- Soho LLC
                                                         (Licensing of menswear specialty
                                                         retailing and other activities)
                                                         (June 1988 to present.)
William J. Shea           Trustee         2004-Present   President and CEO, Conseco, Inc.          52
DOB: February 9, 1948                                    (Financial Services) (2001 to
                                                         2004); Chairman of the Board of
                                                         Centennial Technologies, Inc. (1998
                                                         to 2001)
INTERESTED TRUSTEE
Peter A. Harbeck(4)       Trustees        1995-Present   President, CEO and Director, AIG          99
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("AIG SAAMCo.") (August 1995 to
                                                         present); Director, AIG SunAmerica
                                                         Capital Services, Inc. ("AIG
                                                         SACS"), (August 1993 to present.);
                                                         President and CEO, AIG Advisor
                                                         Group, Inc. (June 2004 to Present).
OFFICERS
Vincent M. Marra          President       2004-Present   Senior Vice President, AIG SAAMCo        N/A
DOB: May 28, 1950                                        (February 2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co. LLC
                                                         (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002).
Donna M. Handel           Treasurer       2002-Present   Senior Vice President, AIG SAAMCo        N/A
DOB: June 25, 1966                                       (December 2004 to Present); Vice
                                                         President, AIG SAAMCo (1997 to
                                                         December 2004), Assistant Treasurer
                                                         (1993 to 2002).
Gregory N. Bressler       Secretary and   2005-Present   Senior Vice President and General        N/A
DOB: November 17, 1966    Chief Legal                    Counsel, AIG SAAMCo (June 2005 to
                          Officer                        Present); Vice President and
                                                         Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management, L.P. (June 2004 to June
                                                         2005); Deputy General Counsel,
                                                         Credit Suisse Asset Management,
                                                         LLC. (June 2002 to June 2004,
                                                         Counsel, Credit Suisse Asset
                                                         Management, LLC (January 2000 to
                                                         June 2002).
James Nichols             Vice            2006-Present   Director, President and CEO, AIG         N/A
DOB: April 7, 1966        President                      SACS (July 2006 to Present); Senior
                                                         Vice President, AIG SACS (March
                                                         2002 to July 2006); Vice President,
                                                         AIG SunAmerica (1995 to March 2002)
Cynthia Gibbons           Vice            2002-Present   Vice President AIG SAAMCo (August        N/A
AIG SunAmerica Asset      President and                  2002-Present); Securities
Management Corp.          Chief                          Compliance Manager, American
2929 Allen Parkway        Compliance                     General Investment Management (June
Houston, Texas 77019      Officer                        2000- August 2002)
DOB: December 6, 1967     ("CCO")


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       --------------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea          Director, Boston Private
DOB: February 9, 1948    Financial Holdings (October 2004
                         to Present).
INTERESTED TRUSTEE
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Gregory N. Bressler      N/A
DOB: November 17, 1966
James Nichols            N/A
DOB: April 7, 1966
Cynthia Gibbons          N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: December 6, 1967

---------------------
    92

                                                                                                NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                         POSITION HELD     OFFICE AND                                            IN FUND
         NAME,                WITH         LENGTH OF                                             COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME              PRINCIPAL OCCUPATIONS          OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)             DURING PAST 5 YEARS           TRUSTEE(2)
    --------------       --------------   ------------   -----------------------------------  -------------
Gregory R. Kingston       Vice            2003-Present   Vice President, SAAMCo (2001-            N/A
AIG SunAmerica Asset      President and                  Present); Formerly, Vice President,
Management Corp.          Assistant                      American General Investment
2929 Allen Parkway        Treasurer                      Management, L.P. (1999-2001)
Houston, Texas 77019
DOB: January 18, 1966
Nori L. Gabert            Vice            2003-Present   Vice President and Deputy General        N/A
AIG SunAmerica Asset      President and                  Counsel, AIG SunAmerica (2001-
Management Corp.          Assistant                      Present); Vice President and
2929 Allen Parkway        Secretary                      Secretary, VALIC Company I and
Houston, Texas 77019                                     VALIC Company II (2000-Present);
DOB: August 15, 1953                                     Formerly, Associate General
                                                         Counsel, American General
                                                         Corporation (1997 to 2001)
Matthew J. Hackethal      Anti-Money      2006 to        Senior Compliance Manager, AIG           N/A
DOB: December 31, 1971    Laundering      Present        SAAMCo (November 2006 to Present);
                          Compliance                     Vice President, Credits Suisse
                          Officer                        Asset Management (May, 2001 to
                                                         October 2006); CCO, Credit Suisse
                                                         Alternative Funds (November 2005 to
                                                         October 2006); CCO, Credit Suisse
                                                         Asset Management Securities, Inc.
                                                         (April 2004 to August 2005)


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       --------------------------------
Gregory R. Kingston      N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: January 18, 1966
Nori L. Gabert           N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953
Matthew J. Hackethal     N/A
DOB: December 31, 1971

---------------

* The business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 8 of the financial statements.
(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the AIG SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), AIG Series Trust (5 portfolios), SunAmerica Focused Alpha Growth Fund Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund Inc. (1 fund).
(3) Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(4) Interested Trustee, as defined within the Investment Company Act of 1940 because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006.

  During the year ended December 31, 2006 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     ---------   --------------   --------------   -------------   ------------
Money Market Portfolio -- Class 1..................    $0.04         $0.04            $  --            $  --              --%
Government and Quality Bond Portfolio -- Class 1...     0.55          0.55               --               --              --
Government and Quality Bond Portfolio -- Class 2...     0.53          0.53               --               --              --
Government and Quality Bond Portfolio -- Class 3...     0.51          0.51               --               --              --
Asset Allocation Portfolio -- Class 1..............     0.51          0.51               --               --           36.00
Asset Allocation Portfolio -- Class 2..............     0.49          0.49               --               --           36.00
Asset Allocation Portfolio -- Class 3..............     0.48          0.48               --               --           36.00
Growth and Income Portfolio -- Class 1.............     1.28          0.06             0.24             0.98           63.24
Growth Portfolio -- Class 1........................     2.92          0.19             0.80             1.93           33.99
Growth Portfolio -- Class 2........................     2.87          0.14             0.80             1.93           33.99
Growth Portfolio -- Class 3........................     2.85          0.12             0.80             1.93           33.99
Capital Appreciation Portfolio -- Class 1..........     0.15          0.06               --             0.09          100.00
Capital Appreciation Portfolio -- Class 2..........     0.10          0.01               --             0.09          100.00
Capital Appreciation Portfolio -- Class 3..........     0.09            --               --             0.09          100.00
Natural Resources Portfolio -- Class 1.............     1.69          0.33             0.05             1.31           33.65
Natural Resources Portfolio -- Class 2.............     1.63          0.27             0.05             1.31           33.65
Natural Resources Portfolio -- Class 3.............     1.60          0.24             0.05             1.31           33.65
Multi-Asset Portfolio -- Class 1...................     0.82          0.13             0.14             0.55           32.27
Strategic Multi-Asset Portfolio -- Class 1.........     0.19          0.14               --             0.05           20.27

---------------

* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------
    94

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2006. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              MONEY MARKET PORTFOLIO -- CLASS 1

                The Money Market Portfolio -- Class 1 posted a return of 4.12%
              in 2006, on a net basis. The portfolio ended the year with a 55% allocation to Commercial Paper, 30% Bank Products, 13% Floating Note Rates, and 1% in US Agencies.

                After raising rates four times through June, the Federal Reserve kept the federal funds rate at 5.25% for the remainder of the year. This interrupted their rate hike campaign of seventeen 25 basis point rate hikes which began in June of 2004 when short term rates (and money market fund yields) were at 1%.

                                                           ---------------------

---------------------

          FIXED-INCOME PORTFOLIOS

              Government and Quality Bond Portfolio -- Class 1




(LINE GRAPH)

                                                                GOVERNMENT AND QUALITY BOND       LEHMAN BROTHERS U.S. AGGREGATE
                                                                     PORTFOLIO, CLASS 1                 A OR BETTER INDEX
                                                                ---------------------------       ------------------------------
12/96                                                                      10000                              10000
12/97                                                                      10953                              10958
12/98                                                                      11967                              11923
12/99                                                                      11770                              11826
12/00                                                                      13105                              13238
12/01                                                                      14013                              14339
12/02                                                                      15321                              15836
12/03                                                                      15703                              16363
12/04                                                                      16239                              17038
12/05                                                                      16664                              17471
12/06                                                                      17216                              18227

GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               3.31%      3.15%      3.06%
   5-year               4.20%      4.04%      N/A
   10-year              5.58%      N/A        N/A
   Since Inception      7.94%      4.36%      2.83%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Lehman Brother U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better excludes BBB bonds.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS 1

                The Government and Quality Bond Portfolio -- Class 1 gained
              3.31% on a net basis, compared to 4.32% for the Lehman Brothers Aggregate A or Better Index. The broad U.S. bond market posted gains in 2006. We reached an inflection point in the interest rate cycle with the federal funds rate topping out at 5.25% and the yield curve inverting with shorter-dated Treasuries yielding more than longer-dated Treasuries. For the year, the Fund's benchmark is the Lehman Brothers U.S. Aggregate A or Better Index. The commentary has to compare the Fund's return to the benchmark gained 4.32%. Commercial mortgage-backed securities and mortgage-backed securities posted the strongest gains on an absolute return basis, outperforming investment grade credit, US agencies and asset backed securities.

                Portfolio exposure to Treasury Inflated Protected Securities
              (TIPS), which helped in the first part of 2006, detracted in the latter half of the year as inflation fears abated with falling oil prices. Our duration and yield curve positioning also negatively impacted relative performance. The portfolio benefited from an overweight to commercial mortgage-backed securities and mortgage pass-throughs, which also help to mitigate event risk from leveraged buy-out activity in corporate holdings.

                The Portfolio ended the year with a 19% Investment Grade Credit,
              57% US Government & Agencies, 17% Asset Backed Securities, and 7% cash and cash equivalents.

                     Past performance is no guarantee of future results.
---------------------
    96

                 Asset Allocation Portfolio+ -- Class 1

(LINE GRAPH)

                                          ASSET ALLOCATION                              LEHMAN BROTHERS
                                         PORTFOLIO, CLASS 1       BLENDED INDEX       U.S. AGGREGATE INDEX      S&P 500 INDEX
                                         ------------------       -------------       --------------------      -------------
12/96                                          10000                  10000                  10000                  10000
12/97                                          12181                  12363                  10968                  13336
12/98                                          12585                  14957                  11920                  17147
12/99                                          13773                  16751                  11821                  20757
12/00                                          13730                  16585                  13196                  18867
12/01                                          13339                  15968                  14308                  16625
12/02                                          12336                  14401                  15775                  12950
12/03                                          15178                  17061                  16423                  16663
12/04                                          16745                  18477                  17135                  18476
12/05                                          17581                  19217                  17551                  19383
12/06                                          19569                  21353                  18312                  22444

ASSET ALLOCATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               11.31%     11.10%     11.01%
   5-year                7.97%      7.80%      N/A
   10-year               6.94%      N/A        N/A
   Since Inception       8.75%      7.23%     12.43%

* Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

  The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Index and 60% S&P 500 Index.

  The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

  The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              + Performance information shown for periods prior to November 24,
                2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the "Prior Asset Allocation Portfolio". The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              ASSET ALLOCATION PORTFOLIO+ -- CLASS 1

                The Asset Allocation Portfolio -- Class 1 returned 11.31% for the annual period compared to an 11.12% return by the blended benchmark (60% S&P 500 / 40% Lehman Brothers U.S. Aggregate Index). The S&P 500 Index advanced 15.79% for 2006, and the Lehman Brothers U.S. Aggregate Index ended the year with a total return of 4.33%. Stock markets achieved some gains within the early months of the year before retreating in May and flattening in June -- a span that was framed by the year's final two Fed rate increases. The arrival of a halt in Fed rate hikes kindled a rally in stocks that continued past year-end.

                Over the course of 2006, the managers raised the Portfolio's equity allocation to 65.90%. Despite a short-lived stock market retreat during May and June, this overweighting in equities proved beneficial to performance during the year. As the managers strengthened the Portfolio's equity allocation, they also shifted its equity style and capitalization weightings to favor large-cap growth stocks. Other equity asset classes that helped Portfolio performance included REITs and large-cap value equities, which realized strong absolute returns in 2006. Among fixed-income assets, high-yield bonds had a positive impact on performance, while mortgage- and asset-backed bonds provided a slight benefit relative to the broad Lehman Brothers U.S. Aggregate Index.

                Positive equity sector selection impacts on the Portfolio for this period were its overweight positions in energy and health care, while the largest detractors from relative performance were the underweight positions in telecommunications and utilities. Due to the Portfolio's large number of individual holdings and small position sizes, relative individual security selection impacts are minimal.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              EQUITY PORTFOLIOS


        Growth and Income Portfolio -- Class 1

(LINE GRAPH)

                                                                GROWTH AND INCOME PORTFOLIO,
                                                                          CLASS 1                         S&P 500 INDEX
                                                                ----------------------------              -------------
12/96                                                                      10000                              10000
12/97                                                                      12876                              13336
12/98                                                                      16760                              17147
12/99                                                                      19422                              20756
12/00                                                                      18120                              18867
12/01                                                                      16053                              16624
12/02                                                                      12151                              12950
12/03                                                                      15332                              16663
12/04                                                                      16284                              18476
12/05                                                                      17058                              19383
12/06                                                                      18970                              22444

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                                         Class 1*
                                         --------
   1-year                                 11.21%
   5-year                                  3.40%
   10-year                                 6.61%
   Since Inception                         8.39%

* Inception date for Class 1: 03/23/87

  The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              GROWTH AND INCOME PORTFOLIO -- CLASS 1

                The Growth and Income Portfolio -- Class 1 achieved double digit performance in seven out of ten sectors, posting an 11.21% return for the year. However, the Portfolio trailed the 15.79% of the S&P 500 Index. An overweight to the underperforming Information Technology and Health Care sectors detracted from results as did an underweight to the top performing Telecommunication Services. An overweight to Energy stocks was a positive.

                Equity markets ended 2006 on a strong note as this marked the fourth straight year of positive returns for the S&P 500 Index. For the year, the S&P 500 Index returned 15.79%, which was driven by strong performance form the Telecommunication Services (+37%), Energy (+24%), Utilities (+21%) and Materials (+19%). The lowest returning sectors were Health Care (+7.4%) and Information Technology (+8.5%).

                Strong stock selection in Industrials (Lockheed Martin,
              Caterpillar) and Materials Companhia Vale do Rio Doce (CVRD) contributed to relative performance. Financial stocks Merrill Lynch and UBS were also top performers. However, stock selection in Health Care (Amgen and Medtronic) and Information Technology (Analog Devices, Marvell Technology and Yahoo) detracted from performance. In Telecommunication Services, our holdings in Sprint Nextel and AT&T also hurt performance as did not owning BellSouth.

                We ended the year with an overweight to Information Technology,
              Industrials, and Health Care and underweights in Financials, Consumer Staples and Consumer Discretionary.

              Past performance is no guarantee of future results.
---------------------
    98

        Growth Portfolio -- Class 1

(LINE GRAPH)

                                                                 GROWTH PORTFOLIO, CLASS 1              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
12/96                                                                      10000                              10000
12/97                                                                      13041                              13178
12/98                                                                      16818                              16359
12/99                                                                      21348                              19779
12/00                                                                      21128                              18303
12/01                                                                      18362                              16206
12/02                                                                      14295                              12715
12/03                                                                      18567                              16664
12/04                                                                      20585                              18655
12/05                                                                      22048                              19797
12/06                                                                      24980                              22908

GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               13.30%     13.11%     12.98%
   5-year                6.35%      6.19%      N/A
   10-year               9.59%      N/A        N/A
   Since Inception      12.04%      5.34%     15.44%

* Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              GROWTH PORTFOLIO -- CLASS 1

                The Growth Portfolio -- Class 1 returned 13.30% for the annual reporting period ended December 31, 2006. This strong return, however, trailed the 15.72% return of the Russell 3000 Index, due to sector allocation. In particular, an overweight to Health Care and Information Technology and an underweight to Telecommunication Services and Financials detracted from performance. An overweight to Energy was a positive.

                Value stocks outperformed core and growth equities by a large margin as the Russell 3000 Value Index returned 22.3%, the Russell 3000 Index returned 15.72% and the Russell 3000 Growth Index trailed the pack at 9.46%. The Russell 3000 Index was led by strong performance from the Telecommunication Services (+37%), Utilities (+22%), and Energy (+21%) sectors. Health Care and Information Technology were the weakest, returning 7% and 9%, respectively.

                Stock selection slightly added to performance and was driven by broad based returns within Industrials where the top relative performing stocks were metal component product manufacturer Precision Castparts, mining equipment maker Joy Global, Terex, and Lockheed Martin. Stock selection was also strong within Information Technology with Alliance Data Systems, Accenture, and Varian Semiconductor having the most impact. The Materials sector also experienced strong performance led by Inco and Companhia Vale do Rio Doce (CVRD). Other top performing stocks in the Portfolio were First Marblehead Corp, a mid sized bank, and Oil & Gas companies Global SantaFe and Schlumberger.

                The Consumer Discretionary sector was the largest detractor from performance led by homebuilder DR Horton and media company Time Warner. The Health Care sector also hurt performance with Medical device maker Medtronic and cellular and molecular biotechnology company Amgen detracting. In the Telecommunication Services sector, Sprint Nextel and AT&T hurt performance as did not holding BellSouth. Other stocks which also detracted from performance were Patterson UTI Energy and Marvell Technology.

                     Past performance is no guarantee of future results.
                                                           ---------------------

        Capital Appreciation Portfolio -- Class 1

(LINE GRAPH)

                                                              CAPITAL APPRECIATION PORTFOLIO,
                                                                          CLASS 1                   RUSSELL 3000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/96                                                                      10000                              10000
12/97                                                                      12543                              12874
12/98                                                                      15328                              17382
12/99                                                                      25686                              23262
12/00                                                                      23767                              18047
12/01                                                                      20770                              14505
12/02                                                                      16063                              10439
12/03                                                                      21247                              13672
12/04                                                                      23183                              14619
12/05                                                                      25882                              15375
12/06                                                                      28839                              16829

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               11.39%     11.25%     11.12%
   5-year                6.78%      6.62%      N/A
   10-year              11.17%      N/A        N/A
   Since Inception      13.29%      5.38%     15.93%

* Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS 1

                The Capital Appreciation Portfolio -- Class 1 returned 11.39%, outperforming its Russell 3000 Growth Index benchmark which gained 9.46% for the calendar year. Equity markets ended 2006 on a strong note as this marked the fourth straight year of positive returns for the Russell 3000 Growth Index. For the year, the Russell 3000 Growth Index returned 9.5%, which was driven by strong performance from the Utilities (+24.7%), Telecommunication Services (+20.2%), Material (+18.5%) and Financials (16.9%) sectors. The lowest returning sectors were Energy (+5.0%) and Health Care (+4.0%).

                The majority of the Portfolio's relative gain was attributable to security selection within the Information Technology, Industrials, and Consumer Discretionary sectors. Within the Information Technology Sector, Network Appliances (+44.6%) and Corning (+26.7%) were the largest contributors. Our decision not to own Intel (-17.2%) also helped the Portfolio. Strong returns by holdings Suntech Power (+101.8%), Rockwell Collins (+37.3%), and ABB (+27.1%) led the Industrials sector. Within Consumer Discretionary Sector, Disney (+32.7%), Las Vegas Sands (+63.6%), and Starwood Hotels & Resort (+11.3%) all contributed to performance. An overweight to the Telecommunication Services sector also helped performance led by America Movil and American Tower.

                Security selection in the Health Care sector was the largest detractor from performance due to poor performances from US generic drug manufacturer Teva Pharmaceuticals (-27.3%), biotechnology company Alkermes (-48.4%), and medical device maker Medtronic (-7.3%). An underweight allocation to the Consumer Staples sector also detracted from performance.

                     Past performance is no guarantee of future results.
---------------------
    100

        Natural Resources Portfolio -- Class 1

(LINE GRAPH)

                                                                                                MSCI/S&P
                                    NATURAL             MSCI/ S&P                             WORLD ENERGY          MSCI/S&P
                                   RESOURCES         WORLD OIL & GAS                           EQUIPMENT &       WORLD METALS &
                               PORTFOLIO, CLASS 1         INDEX           S&P 500 INDEX      SERVICES INDEX       MINING INDEX
                               ------------------    ---------------      -------------      --------------      --------------
12/96                                10000                10000               10000               10000               10000
12/97                                 9141                11937               13336               14189                7233
12/98                                 7556                12934               17147                7524                6500
12/99                                10693                15846               20756               10904                9972
12/00                                12769                16547               18867               14764                7803
12/01                                12641                15827               16624               10427                8063
12/02                                13694                14995               12950                9041                7880
12/03                                20235                19151               16663               10600               13231
12/04                                25296                24546               18476               14408               15331
12/05                                36965                31211               19383               21464               20959
12/06                                46180                37178               22444               24702               28981

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                       Class 1*   Class 2*   Class 3*
                       --------   --------   --------
   1-year               24.93%     24.74%     24.62%
   5-year               29.58%     29.40%      N/A
   10-year              16.53%      N/A        N/A
   Since Inception      13.05%     25.96%     36.18%

* Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              NATURAL RESOURCES PORTFOLIO -- CLASS 1

                The Portfolio -- Class 1 returned 24.93% significantly
              outperforming its broad S&P 500 Index benchmark which returned 15.79%. The portfolio's large allocation to the Energy sector and strong security selection in the Materials sector were the main drivers of positive performance. China Petroleum and Chemical, Lukoil Holdings, and Petrol Brasilieros were the top relative contributors in the Energy sector. Xstrata, Anglo American Platinum, and Companhia Vale do Rio Doce (CVRD) were not only the top contributors in the Materials sector, but also in the entire portfolio.

                The S&P 500 sector performance finished the year on a positive note. The Telecommunications sector was the best performing sector for the year with a 36.8% return which was followed by the 24.2% Energy sector return.

                In 2006, the price of oil began the year in the low $60s per barrel and reached its high in mid-summer around $77 before hitting a low in the mid-$50s in November. Oil recovered a bit later in the year, reaching as high as $63 in December, but then ended the year at just over $61 per barrel. Throughout the year, natural gas prices largely stayed within a range of $6 and $9 per thousand cubic feet. Prices fell steadily through December, and ended the month at the lower end of its yearly range.

                The Portfolio's composition at year end was comprised of 54%
              Energy-related stocks with the majority of the holdings in the Integrated Oil & Gas and the Oil & Gas Exploration & Production sub-industries. Exxon Mobil and Canadian Natural Resources are our largest Energy holdings in these areas. The balance of the portfolio consisted primarily of Metals & Mining industries where our largest positions are diversified mining companies CVRD and Xstrata.

                     Past performance is no guarantee of future results.
                                                           ---------------------

              BALANCED PORTFOLIOS


        Multi-Asset Portfolio -- Class 1

(LINE GRAPH)

                                            MULTI-ASSET                                                        LEHMAN BROTHERS
                                         PORTFOLIO, CLASS 1        CUSTOM INDEX          S&P 500 INDEX       U.S. AGGREGATE INDEX
                                         ------------------        ------------          -------------       --------------------
12/96                                          10000                  10000                  10000                  10000
12/97                                          12112                  12338                  13336                  10968
12/98                                          15076                  14900                  17147                  11920
12/99                                          16952                  16733                  20757                  11821
12/00                                          16855                  16524                  18867                  13196
12/01                                          16128                  15871                  16625                  14308
12/02                                          14037                  14248                  12950                  15775
12/03                                          16406                  16855                  16663                  16423
12/04                                          17161                  18228                  18476                  17135
12/05                                          17833                  18962                  19383                  17551
12/06                                          19209                  21074                  22444                  18312

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                                         Class 1*
                                         --------
   1-year                                 7.72%
   5-year                                 3.56%
   10-year                                6.75%
   Since Inception                        8.47%

* Inception date for Class 1: 03/23/87

The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom Index consists of 60% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              MULTI-ASSET PORTFOLIO -- CLASS 1

                The Multi-Asset Portfolio -- Class 1 gained 7.72%, compared to
              15.79% for the S&P 500 Index, and the 11.14% return of its custom index comprised of 60% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Index, and 5% 3-month T-Bill. The Portfolio underperformed the S&P 500 Index as the Portfolio has a significant bond component and bonds underperformed stocks for 2006. An overweight to equities versus bonds was beneficial to the Portfolio. Both the equity and fixed income portions of the Portfolio trailed their respective benchmarks for the year. Within the fixed income portion, duration and positioning along the yield curve negatively impacted performance as did an allocation to TIPS securities. An overweight to the mortgage pass-through and commercial mortgage-backed sectors contributed to relative performance.

                Within the U.S. equity market in 2006, value stocks outperformed growth, as measured by the Russell 1000 Value and Growth indices, respectively, and the broader market as measured by the S&P 500 Index. For the year, small cap stocks exceeded both large cap and mid cap stocks as measured by the Russell 2000, S&P 500, and S&P 400 indices, respectively. All sectors within the S&P 500 Index finished the year in positive territory led by significant gains in Telecommunication Services (+36.8%) and Energy (+24.2%) and to a lesser extent in Information Technology (+8.4%) and Health Care (+7.5%).

                The Federal Reserve raised short-term interest rates four times in 2006 finally pausing their two year tightening campaign in June at 5.25%. Interest rates rose along the yield curve throughout the year. The 10-year US Treasury yield rose 31 basis points, ending the year at 4.70%, well below its June peak of 5.25%. The 2-year yield was up 41 basis points over the year, ending at 4.81%. The yield curve remained inverted at year end with shorter-dated Treasuries yielding more than longer-dated Treasuries. Despite rising yields, the Lehman Brothers U.S. Aggregate Index returned 4.33% for the year.

                     Past performance is no guarantee of future results.
---------------------
    102

                 Strategic Multi-Asset Portfolio -- Class 1




(LINE GRAPH)

                                         STRATEGIC MULTI-                                                      CITIGROUP WORLD
                                         ASSET PORTFOLIO                                 MSCI AC WORLD        GOV'T BOND INDEX,
                                             CLASS 1               CUSTOM INDEX          FREE USD INDEX         EQUAL WEIGHTED
                                         ----------------          ------------          --------------       -----------------
12/96                                          10000                  10000                  10000                  10000
12/97                                          11432                  11337                  11500                  11062
12/98                                          13171                  13480                  14026                  12495
12/99                                          16878                  15819                  17787                  12555
12/00                                          15931                  14893                  15308                  13954
12/01                                          14758                  13593                  12872                  14660
12/02                                          12926                  12195                  10429                  15755
12/03                                          16708                  14909                  14041                  16009
12/04                                          18584                  16668                  16253                  16833
12/05                                          20253                  18138                  18102                  17525
12/06                                          22576                  20843                  21999                  18096

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
                                         Class 1*
                                         --------
   1-year                                 11.09%
   5-year                                  8.87%
   10-year                                 8.48%
   Since Inception                         8.92%

* Inception date for Class 1: 03/23/87

The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Free USD Index, 30% Citigroup World Government Bond Index (U.S. $ hedged equal-weighted), and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

              The Citigroup World Government Bond U.S.$ Hedged, equal-weighted Index is an equal weighted, total return benchmark designed to cover 21 investment grade country bond markets. These are the same countries included in the index described in footnote two above, except for Switzerland. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS 1

                The Portfolio -- Class 1 gained 11.09%, compared to 21.53% for the MSCI AC World Free USD Index and 14.99% for its custom benchmark, which is comprised of 65% MSCI AC World Free USD Index, 30% Citigroup World Government Bond Index (U.S. dollar hedged, equal-weighted), and 5% 3-month T-Bill. The Portfolio underperformed the MSCI AC World Free USD Index as the Portfolio has a significant bond component and global bonds underperformed global stocks for 2006. The global equity and bond portions of the Portfolio both underperformed their respective benchmarks. Most of the Portfolio's underperformance came from the equity portion. The global bond Portfolio, making up the balance of the Portfolio, also contributed to underperformance, but to a lesser extent.

                International and global equity markets outperformed the broader
              US equity markets for the year in conjunction with unhedged global bonds outperforming the U.S. bond market. Global Equities turned in strong performance during 2006 up 20.07% as measured by the MSCI World Index. Leading equity markets were Europe (+34.4%), Emerging Markets (32.6%) and Pacific Area excluding Japan (33.2%). In comparison, the United States returned 15.8% and Japan turned in the weakest of the major areas with only a 6.4% return. Within the global fixed income markets, unhedged global bonds (6.1%) outperformed hedged global bonds (3.1%) as measured by the Citigroup World Government Bond Indices.

                Within the equity portion of the Portfolio, sector allocation and stock selection both detracted from performance with the majority of the underperformance coming from sector allocation. Strong stock selection in Materials (Xstrata, Inco, Companhia Vale do Rio Doce (CVRD)), Utilities (Electricite de France), and Information Technology (Cisco) was offset by weak selection in Health Care (Amgen, Medtronic), Telecom, and Consumer Staples. From a country perspective, stock selection in Japan and United States also contributed to underperformance. A few key Japanese consumer and financial stocks (Seven & I Holdings, Rakuten, Matsui Securities, Promise Company) coupled with select US technology companies (Qualcomm, Microsoft, Yahoo) were sources of disappointment.

                Within the global bond portion of the Portfolio, our duration and credit strategies contributed positively to performance whereas our currency and country rotation strategies detracted.

                     Past performance is no guarantee of future results.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also view and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

---------------------
    104

(AIG SUNAMERICA LOGO)

      1 SunAmerica Center
      Los Angeles, California 90067-6022

      ADDRESS SERVICE REQUESTED

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               G1112AR.3 (R 2/07)

Item 2. Code of Ethics.

Anchor Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                              2005             2006
               (a) Audit Fees               $210,137         221,697
               (b) Audit-Related Fees       $ 67,139               0
               (c) Tax Fees                 $ 45,585          47,534
               (d) All Other Fees           $      0               0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                        2005   2006
                                        ----   ----
               (b) Audit-Related Fees    $0     $0
               (c) Tax Fees              $0     $0
               (d) All Other Fees        $0     $0

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.


     (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2006 and 2005 were $47,534 and $112,724 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that were not pre-approved pursuant to Paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 8, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: March 8, 2007